                                                           Lazard Funds
                                                                  Annual
                                                                  Report
                                                                  Dec. 31, 1996

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
--------------------------------------------------------------------------------

BOARD OF DIRECTORS
--------------------------------
JOHN J. BURKE(1)                   Retired Vice Chairman, Montana Power Company

KENNETH S. DAVIDSON(1)             Private Investor

NORMAN EIG(2)                      Managing Director, Lazard Freres & Co. LLC

CARL FRISCHLING                    Partner, Kramer, Levin, Naftalis, Nessen, Kamin &
                                   Frankel

HERBERT W. GULLQUIST(2)            Managing Director, Lazard Freres & Co. LLC

LESTER Z. LIEBERMAN(1)             Private Investor

RICHARD REISS(1)                   Managing Partner, Cumberland Associates

JOHN RUTLEDGE(1)                   President, Rutledge and Company
OFFICERS
--------------------------------
NORMAN EIG                         Chairman of the Board

HERBERT W. GULLQUIST               President

WILLIAM G. BUTTERLY, III           Vice President and Secretary

GUS COUTSOUROS                     Treasurer

Member of (1) Audit Committee (2) Executive Committee

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The Lazard Funds, Inc.
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

Overview.......................................................................     2

Growth Charts..................................................................     4

Performance Table..............................................................     9

Portfolio of Investments

    Lazard Equity Portfolio....................................................    11

    Lazard International Equity Portfolio......................................    13

    Lazard International Fixed-Income Portfolio................................    16

    Lazard Bond Portfolio......................................................    24

    Lazard Strategic Yield Portfolio...........................................    28

    Lazard Small Cap Portfolio.................................................    38

    Lazard International Small Cap Portfolio...................................    41

    Lazard Emerging Markets Portfolio..........................................    44

    Lazard Global Equity Portfolio.............................................    47

    Lazard Bantam Value Portfolio..............................................    50

Statements of

    Assets and Liabilities.....................................................    52

    Operations.................................................................    54

    Changes in Net Assets......................................................    56

Financial Highlights...........................................................    60

Notes to Financial Statements..................................................    65

Report of Independent Auditors.................................................    71

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The Lazard Funds, Inc.
OVERVIEW
--------------------------------------------------------------------------------

DEAR SHAREHOLDERS,

Driven by extremely robust performance in the fourth quarter, major equity markets around the world -- with the notable exception of the Japanese Nikkei -- bolted to finish the year with strong gains. In the fixed income markets, while volatility and rising interest rates depressed returns in the traditional US markets, strong returns were posted in the US high yield, emerging and non-US developed markets.

This has been a pivotal year for value creation by global companies. Corporate managements around the globe are discovering the shareholder as the real providers of competitive capital. As a result, there is a dramatic, yet positive, change occurring in the relationship between corporate managements and the shareholder. Managements are not only "talking the shareholder value talk" (as evidenced by the number of references to the term in last year's annual reports) but are starting to "walk the shareholder value walk" by taking real action. Corporate restructuring and re-engineering, new senior management at established companies, share repurchases, mergers and demergers are the new catalysts for change.

Early to hop on this restructuring and value creation train, US companies are now earning exceptional rates of return on capital, having reaped the benefits of moderate economic growth, corporate re-engineering, deregulation and productivity gains. Their next challenge will be to maintain their margins and rates of return, though the efficiency they have created will make it difficult to achieve the magnitude of recent years.

Many of these same forces which drove stellar US equity returns in the past few years are now in place globally. New management, restructuring, cost-cutting, improving global competitiveness and industry consolidation, the hallmarks of "Corporate America's" recent history, are now being replicated in other markets. Global competition for capital is now driving non-US companies to follow suit.

We are encouraged by these emerging opportunities outside the United States. The pivotal concepts of "shareholder value" and "equity culture," which originated in the US, are sweeping across Europe while taking root more gradually in Japan. One driving force is pension reform. Demographic pressures, combined with an inability to fund public social security programs in the future, are pushing many governments to privatize pensions. Europeans, Japanese, and Asians are now setting up pension and retirement schemes in an effort to create wealth for their retirement. In all likelihood, they too will direct substantial funds towards their local equity markets which will go a long way in developing a true equity culture.

Although non-US stock prices are currently at historically cheap levels, profitable returns are not guaranteed. A greater emphasis on stock picking will be essential to distinguish those companies which will ride the wave of structural change to greater efficiency and prosperity and those which will take a plunge. This selectivity will be particularly critical in Japan, where the "Big Bang" is occurring much faster than expected and investors are shunning stocks of companies traditionally propped up by the government. In Europe, a deliberate approach focusing on value will be particularly important in targeting victors in the expected consolidation process.

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The Lazard Funds, Inc.
OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

Significant investment opportunities also beckon in small and mid-capitalization stocks around the world. This is partly due to the valuation anomaly created last year as prices of larger company stocks soared disproportionately to small- and mid-cap stocks. The top 15 holdings in the S&P 500 Index returned over 33%, 1000 basis points more than the average. By contrast, the Russell 2000 Index, designed to measure a universe of smaller cap companies, rose by 16.5%, roughly half the return generated by the top 15 stocks in the S&P 500. Cheaper pricing and less efficiency in the smaller-cap markets suggest stronger returns this year combined with careful, bottom-up investing.

In an environment of low nominal returns in fixed income, sector diversification, non-traditional asset class investing and credit risk were well rewarded last year and should continue to provide strong performance this year. Investors benefited last year from participating in non-traditional markets and assets, where broad diversification disciplines reduce higher levels of risk.

Improving global competitiveness, better corporate returns, declining interest rates, and a new equity culture bode well for future outperformance. We are also encouraged by the better levels of operating performance which, combined with continued economic activity and low levels of inflation, should support returns through 1997. Other important issues that need to be monitored this year include the development of a common European currency (EMU), Japanese banks' willingness to write-off their bad debts, Hong Kong's transition to China, and the value of the US dollar.

                                                          THE LAZARD FUNDS, INC.

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The Lazard Funds, Inc.
GROWTH CHARTS
--------------------------------------------------------------------------------
LAZARD EQUITY PORTFOLIO

The Lazard Equity Portfolio seeks capital appreciation through investing primarily in common stocks of companies with relatively large capitalizations that appear to the Investment Manager to be inexpensively priced relative to the productivity of their equity or assets employed. Current income is incidental.

      COMPARISON OF $50,000 INVESTMENT IN THE LAZARD EQUITY PORTFOLIO AND
                     THE STANDARD & POOR'S 500 STOCK INDEX

                                   [GRAPH]

LAZARD INTERNATIONAL EQUITY PORTFOLIO

The Lazard International Equity Portfolio seeks capital appreciation through investing primarily in the equity securities of non-United States companies.

COMPARISON OF $50,000 INVESTMENT IN THE LAZARD INTERNATIONAL EQUITY PORTFOLIO
 AND THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA AND FAR EAST
                                    INDEX

                                   [GRAPH]

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The Lazard Funds, Inc.
GROWTH CHARTS (CONTINUED)
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO

The Lazard International Fixed-Income Portfolio seeks high total return from a combination of current income and capital appreciation, consistent with what the Investment Manager considers to be prudent investment risk, through investing primarily in foreign fixed-income securities of varying maturities.

  COMPARISON OF $50,000 INVESTMENT IN THE LAZARD INTERNATIONAL FIXED-INCOME
           PORTFOLIO AND THE SALOMON WORLD GOVERNMENT BOND EX-U.S.

                                   [GRAPH]

LAZARD BOND PORTFOLIO

The Lazard Bond Portfolio seeks to build and preserve capital through investing in a range of bonds including obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, mortgage-backed securities, asset-backed securities, municipal securities and corporate fixed-income securities.

       COMPARISON OF $50,000 INVESTMENT IN THE LAZARD BOND PORTFOLIO AND
            THE LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX

                                   [GRAPH]

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The Lazard Funds, Inc.
GROWTH CHARTS (CONTINUED)
--------------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO

The Lazard Strategic Yield Portfolio seeks to obtain a total return on its assets by placing approximately equal emphasis on capital appreciation and current income through investing principally in high-yielding fixed-income securities. The Strategic Yield Portfolio may invest up to 50% of its total assets in foreign, fixed-income securities. Many of the high-yielding securities in which the Lazard Strategic Yield Portfolio invests are rated in the lower rating categories (i.e., below investment grade) by the nationally recognized securities rating services. These securities, which are often referred to as "junk bonds", are subject to greater risk of loss of principal and interest than higher rated securities and are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

  COMPARISON OF $50,000 INVESTMENT IN THE LAZARD STRATEGIC YIELD PORTFOLIO AND
                           ONE MONTH LIBOR USD FIXED

                                   [GRAPH]

LAZARD SMALL CAP PORTFOLIO

The Lazard Small Cap Portfolio seeks capital appreciation through investing primarily in equity securities of companies with market capitalizations under $1 billion that are believed by the Investment Manager to be inexpensively priced relative to the productivity of their equity or assets employed.

     COMPARISON OF $50,000 INVESTMENT IN THE LAZARD SMALL CAP PORTFOLIO AND
                          THE RUSSELL 2000 STOCK INDEX

                                   [GRAPH]

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The Lazard Funds, Inc.
GROWTH CHARTS (CONTINUED)
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL SMALL CAP PORTFOLIO

The Lazard International Small Cap Portfolio seeks capital appreciation through investing primarily in equity securities of non-United States companies with market capitalizations under $1 billion that are believed by the Investment Manager to be inexpensively priced relative to the productivity of their equity or assets employed. The Lazard International Small Cap Portfolio operates similarly to the Lazard Small Cap Portfolio, except that this Portfolio will invest primarily in the equity securities of non-United States issuers and, therefore, investment determinations include, among other items, the effect of currency fluctuations and the political and economic factors of other jurisdictions.

COMPARISON OF $50,000 INVESTMENT IN THE LAZARD INTERNATIONAL SMALL CAP PORTFOLIO
                                      AND
                          THE SALOMON EMI EX-US INDEX
LAZARD EMERGING MARKETS PORTFOLIO

The Lazard Emerging Markets Portfolio seeks capital appreciation through investing primarily in equity securities of non-United States issuers who are located, or doing significant business, in emerging market countries. Emerging market countries include countries where political and economic trends have produced recently, or are producing, a more stable economy, or countries that have developed recently, or are developing, financial markets and investment liquidity. The Lazard Emerging Markets Portfolio seeks securities of issuers whose potential is significantly enhanced by their relationship to the emerging markets country and are believed to be inexpensively priced relative to the productivity of their equity or assets.

 COMPARISON OF $50,000 INVESTMENT IN THE LAZARD EMERGING MARKETS PORTFOLIO AND
                  INTERNATIONAL FINANCE CORP. INVESTABLE INDEX

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
GROWTH CHARTS (CONTINUED)
--------------------------------------------------------------------------------

LAZARD GLOBAL EQUITY PORTFOLIO

The Lazard Global Equity Portfolio seeks capital appreciation through investing primarily in equity securities of companies with relatively large market capitalizations that are located anywhere in the world which the Investment Manager believes to be inexpensively priced relative to the return on total capital or equity. In addition to security specific factors, investment determinations include, among other items, analysis of U.S. and non-U.S. markets.

   COMPARISON OF $50,000 INVESTMENT IN THE LAZARD GLOBAL EQUITY PORTFOLIO AND
                MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX

LAZARD BANTAM VALUE PORTFOLIO

The Lazard Bantam Value Portfolio seeks capital appreciation through investing primarily in equity securities of companies with market capitalizations under $500 million that are believed by the Investment Manager to be inexpensively priced relative to the return on total capital or equity and which are likely to increase market capitalization as a result of growth or are likely to be the subject of acquisitions or other events.

   COMPARISON OF $50,000 INVESTMENT IN THE LAZARD BANTAM VALUE PORTFOLIO AND
                          THE RUSSELL 2000 STOCK INDEX

    Past performance is not indicative, nor a guarantee, of future results.

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The Lazard Funds, Inc.
PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                                                             CUMULATIVE TOTAL RETURNS
                                                                          PERIOD ENDED DECEMBER 31, 1996
                                                              --------------------------------------------------------
                                                                           ONE       THREE       FIVE         SINCE
                                                                YTD        YEAR       YEAR       YEAR       INCEPTION*
                                                              --------------------------------------------------------
Lazard Equity Portfolio                                         19.9%      19.9%      72.0%      114.8%       243.3%
Standard & Poor's 500 Stock Index                               23.0%      23.0%      71.4%      103.1%       242.2%
Lazard International Equity Portfolio                           15.6%      15.6%      31.0%       60.3%        65.6%
EAFE Index                                                       6.0%       6.0%      27.1%       48.0%        48.4%
Lazard International Fixed-Income Portfolio:                     5.5%       5.5%      31.3%       54.9%        61.0%
Salomon World Government Bond Index Ex-US:                       4.1%       4.1%      31.9%       60.2%        71.2%
Lazard International Small Cap Portfolio                        15.6%      15.6%      12.4%          --        22.2%
Salomon EMI Index Ex-US                                          7.2%       7.2%      22.4%          --        30.3%
Lazard Bond Portfolio::                                          4.4%       4.4%      16.2%       33.4%        38.5%
Lehman Intermediate Gov't/Corp. Index::                          4.1%       4.1%      17.7%       37.2%        42.2%
Lazard Strategic Yield Portfolio:::                             13.7%      13.7%      26.2%       54.6%        57.8%
One Month LIBOR USD Fixed Index:::                               5.6%       5.6%      17.3%       25.8%        27.3%
Lazard Small Cap Portfolio                                      23.9%      23.9%      53.6%      149.3%       160.7%
Russell 2000 Stock Index                                        16.5%      16.5%      46.9%      106.8%       113.2%
Lazard Emerging Markets Portfolio                               23.6%      23.6%         --          --        14.7%
IFC Investable Total Return Index                                9.4%       9.4%         --          --        (0.5%)
Lazard Global Equity Portfolio                                  15.8%         --         --          --        15.8%
MSCI World Index                                                12.8%         --         --          --        12.8%
Lazard Bantam Value Portfolio                                   33.3%         --         --          --        33.3%
Russell 2000 Stock Index                                        13.1%         --         --          --        13.1%

* Performance is measured from June 1, 1987 for Lazard Equity Portfolio; from October 31, 1991 for Lazard International Equity Portfolio, Lazard International Fixed-Income Portfolio, Lazard Bond Portfolio and Lazard Small Cap Portfolio; from October 1, 1991 for Lazard Strategic Yield Portfolio; from December 1, 1993 for Lazard International Small Cap Portfolio; from July 15, 1994 for Lazard Emerging Markets Portfolio; from January 3, 1996 for Lazard Global Equity Portfolio and from March 1, 1996 for the Lazard Bantam Value Portfolio. The performance for the relevant index is for the comparable period. Portfolio returns are net of fees and assume reinvestment of dividends and capital gain distributions, if any. Certain expenses of a portfolio may have been reimbursed by the adviser, without such reimbursement of expenses the portfolio's total return would have been lower.

: Effective January 1, 1993, the Portfolio is measured by the index "excluding U.S." Performance of the index "Since Inception" shown above is a blended return of the index "including U.S." and the index "excluding U.S." for the applicable periods.

:: Effective May 1, 1993, the Portfolio is measured by the "Intermediate" index rather than the "Bond" index. Performance of the index shown "YTD", "One Year", "Three Year", and "Since Inception" above now includes only the "Intermediate" index.

::: Effective May 1, 1993, the Portfolio is measured by the "One Month LIBOR" index rather than the "Merrill" or "Lehman" indices. Performance of the index shown "YTD", "One Year", "Three Year", and "Since Inception" above now includes only the "One Month LIBOR" index.

See additional footnotes on page 10.

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The Lazard Funds, Inc.
PERFORMANCE TABLE (CONTINUED)
--------------------------------------------------------------------------------

                                                                                     AVERAGE ANNUAL RETURNS
                                                                                 PERIOD ENDED DECEMBER 31, 1996
                                                                              -------------------------------------
                                                                               ONE     THREE     FIVE      SINCE
                                                                               YEAR     YEAR     YEAR    INCEPTION*
                                                                              -------------------------------------
Lazard Equity Portfolio                                                        19.9%    19.8%    16.5%      13.8%
Standard & Poor's 500 Stock Index                                              23.0%    19.7%    15.2%      13.7%
Lazard International Equity Portfolio                                          15.6%     9.4%     9.9%      10.3%
EAFE Index                                                                      6.0%     8.3%     8.2%       7.9%
Lazard International Fixed-Income Portfolio:                                    5.5%     9.5%     9.1%       9.7%
Salomon World Government Bond Index Ex-US:                                      4.1%     9.7%     9.9%      11.0%
Lazard International Small Cap Portfolio                                       15.6%     4.0%       --       6.7%
Salomon EMI Index Ex-US                                                         7.2%     7.0%       --       9.0%
Lazard Bond Portfolio::                                                         4.4%     5.1%     5.9%       6.5%
Lehman Intermediate Gov't/Corp. Index::                                         4.1%     5.6%     6.5%       7.1%
Lazard Strategic Yield Portfolio:::                                            13.7%     8.1%     9.1%       9.1%
One Month LIBOR USD Fixed Index:::                                              5.6%     5.5%     4.7%       4.7%
Lazard Small Cap Portfolio                                                     23.9%    15.4%    20.0%      20.4%
Russell 2000 Stock Index                                                       16.5%    13.7%    15.6%      15.8%
Lazard Emerging Markets Portfolio                                              23.6%       --       --       5.7%
IFC Investable Total Return Index                                               9.4%       --       --      (0.2%)
Lazard Global Equity Portfolio                                                    --       --       --         --
MSCI World Index                                                                  --       --       --         --
Lazard Bantam Value Portfolio                                                     --       --       --         --
Russell 2000 Stock Index                                                          --       --       --         --

Past performance is not indicative, nor a guarantee, of future results; the investment return and principal value of each portfolio of The Lazard Funds, Inc. will fluctuate so that an investor's shares in a portfolio, when redeemed, may be more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods.

The performance data of the indices have been prepared from sources and data that the investment manager believes to be reliable, but no representation is made as to their accuracy. These indices are unmanaged and have no fees or costs. The S&P 500 Stock Index is an index of common stocks and is a registered trademark of Standard & Poor's Corporation. The Morgan Stanley-Europe, Australia and Far East Index (EAFE) is comprised of international equities that are compiled by Morgan Stanley Capital International. The Salomon Extended Market Index (EMI) Ex-US and the Salomon World Government Bond Index Ex-US are compiled by Salomon Brothers. The Lehman Intermediate Gov't/Corp. Index is an index calculated by Lehman Brothers. The London Interbank Offered Rates--US Dollar Fixed rates--is an average derived from sixteen quotations provided by banks determined by the British Bankers Association. The Russell 2000 Stock Index is an index of common stocks and is a registered trademark of the Frank Russell Company. The IFC Investable Total Return Index is an index of emerging markets securities that represent 65% of market capital compiled by the International Finance Corporation. The Morgan Stanley Capital International (MSCI)--World Index (Net) is an arithmetic, market value-weighted average return net of dividends taxation, which is derived from equities of EAFE Index countries plus equities from Canada and the United States.

This performance data is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

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The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

         DESCRIPTION             SHARES        VALUE
----------------------------------------------------------
LAZARD EQUITY PORTFOLIO

COMMON STOCKS--96.4%
AEROSPACE & DEFENSE--3.4%
 Lockheed Martin Corp. .......    44,400    $  4,062,600
 McDonnell Douglas Corp. .....    82,600       5,286,400
                                            --------------
                                               9,349,000
                                            --------------
AGRICULTURAL MACHINERY--1.9%
 Deere & Co. .................   131,400       5,338,125
                                            --------------
AUTOMOTIVE--3.5%
 Chrysler Corp. ..............   127,800       4,217,400
 General Motors Corp. ........    97,400       5,430,050
                                            --------------
                                               9,647,450
                                            --------------
AUTO PARTS--0.9%
 Lear Corp. (a)...............    76,900       2,624,213
                                            --------------
BANKS--9.7%
 Bank of New York Company,
  Inc. .......................   233,400       7,877,250
 BankAmerica Corp. ...........    34,500       3,441,375
 Chase Manhattan Corp.
  (New).......................    91,512       8,167,446
 KeyCorp (New)................    61,000       3,080,500
 NationsBank Corp. ...........    44,900       4,388,975
                                            --------------
                                              26,955,546
                                            --------------
BEVERAGES--2.6%
 Cadbury Schweppes PLC (b)....   136,200       4,647,825
 PepsiCo Inc. ................    93,800       2,743,650
                                            --------------
                                               7,391,475
                                            --------------
BROADCASTING--0.5%
 Viacom, Inc. Class B (a).....    42,800       1,492,650
                                            --------------
CHEMICALS & PLASTICS--3.1%
 Du Pont (E.I.) De Nemours &
  Co. ........................    42,500       4,010,937
 Morton International,
  Inc. .......................    46,800       1,907,100
 Union Carbide Corp. .........    70,000       2,861,250
                                            --------------
                                               8,779,287
                                            --------------
COMMERCIAL SERVICES--2.4%
 Viad Corp. ..................   129,700    $  2,140,050
 WMX Technologies, Inc. ......   138,700       4,525,087
                                            --------------
                                               6,665,137
                                            --------------
COMMUNICATION SERVICES--3.2%
 Bell Atlantic Corp. .........    91,800       5,944,050
 U S West, Inc. (a)...........   157,900       2,921,150
                                            --------------
                                               8,865,200
                                            --------------
COMPUTERS & BUSINESS
 EQUIPMENT--2.0%
 Digital Equipment Corp. (a)..    36,000       1,309,500
 EMC Corp. (a)................   126,000       4,173,750
                                            --------------
                                               5,483,250
                                            --------------
DRUGS & HEALTH CARE--6.9%
 Astra AB (b).................    74,200       3,635,800
 Columbia/HCA Healthcare
  Corp. ......................   133,837       5,453,858
 Pharmacia & Upjohn, Inc. ....    87,500       3,467,187
 United Healthcare Ltd. ......   148,000       6,660,000
                                            --------------
                                              19,216,845
                                            --------------
ENERGY--10.2%
 Atlantic Richfield Co. ......    42,200       5,591,500
 Elf Aquitaine SA (b).........   120,600       5,457,150
 Kerr-McGee Corp. ............    39,200       2,822,400
 Mobil Corp. .................    56,000       6,846,000
 Noble Affiliates, Inc. ......    64,900       3,107,087
 Royal Dutch Petroleum Co.
  (b).........................    26,800       4,576,100
                                            --------------
                                              28,400,237
                                            --------------
ENTERTAINMENT--2.5%
 Brunswick Corp. .............   157,600       3,782,400
 Carnival Corp. Class A.......    94,100       3,105,300
                                            --------------
                                               6,887,700
                                            --------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

         DESCRIPTION             SHARES        VALUE
----------------------------------------------------------
LAZARD EQUITY PORTFOLIO (CONTINUED)
FINANCIAL SERVICES--2.2%
 Travelers Group, Inc. .......   133,866    $  6,074,170
                                            --------------
FOOD PROCESSING--2.7%
 Archer Daniels Midland Co. ..   193,145       4,249,190
 IBP, Inc. ...................   139,100       3,373,175
                                            --------------
                                               7,622,365
                                            --------------
GAS EXPLORATION--1.6%
 Burlington Resources,
  Inc. .......................    90,400       4,553,900
                                            --------------
HOTELS & RESTAURANTS--0.9%
 Wendy's International,
  Inc. .......................   129,800       2,660,900
                                            --------------
INDUSTRIAL & MACHINERY--0.5%
 ITT Industries, Inc. ........    57,200       1,401,400
                                            --------------
INSURANCE--6.6%
 Aetna Inc. ..................    22,300       1,784,000
 Allstate Corp. ..............    57,999       3,356,692
 Cigna Corp. .................    26,900       3,675,213
 Exel Ltd. ...................    98,800       3,742,050
 ITT Hartford Group, Inc. ....    86,800       5,859,000
                                            --------------
                                              18,416,955
                                            --------------
MANUFACTURING--2.7%
 General Electric Co. ........    75,200       7,435,400
                                            --------------
MEDICAL SUPPLIES--1.8%
 Baxter International,
  Inc. .......................   121,000       4,961,000
                                            --------------
MULTIMEDIA--1.8%
 Gannett Company, Inc. .......    66,000       4,941,750
                                            --------------
OFFICE EQUIPMENT--1.0%
 Xerox Corp. .................    53,100       2,794,388
                                            --------------
PAPER PRODUCTS--2.4%
 Champion International
  Corp. ......................    54,500       2,357,125
 Kimberly-Clark Corp. ........    44,206    $  4,210,622
                                            --------------
                                               6,567,747
                                            --------------
RETAIL--5.2%
 Federated Department Stores,
  Inc. (a)....................   156,200       5,330,325
 Nordstrom, Inc. .............    44,000       1,559,250
 Sears Roebuck & Co. .........    75,600       3,487,050
 Wal-Mart Stores, Inc. .......   178,000       4,071,750
                                            --------------
                                              14,448,375
                                            --------------
TECHNOLOGY--5.1%
 Advanced Micro Devices, Inc.
  (a).........................   108,000       2,781,000
 International Business
  Machines Corp. .............    61,200       9,241,200
 LSI Logic Corp. (a)..........    77,100       2,062,425
                                            --------------
                                              14,084,625
                                            --------------
TOBACCO--5.5%
 Philip Morris Cos., Inc. ....    86,600       9,753,325
 UST, Inc. ...................   175,300       5,675,337
                                            --------------
                                              15,428,662
                                            --------------
TRANSPORTATION--3.6%
 Burlington Northern Santa
  Fe..........................    46,800       4,042,350
 Union Pacific Corp. .........    98,200       5,904,275
                                            --------------
                                               9,946,625
                                            --------------
TOTAL COMMON STOCKS
 (Identified cost
  $216,922,843)...............               268,434,377
                                            --------------

PREFERRED STOCKS--1.1%
 (Identified cost $2,626,127)
FINANCIAL SERVICES--1.1%
 Time Warner Financing Trust..    82,500       3,196,875
                                            --------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                PRINCIPAL
                                 AMOUNT
         DESCRIPTION              (000)        VALUE
----------------------------------------------------------
LAZARD EQUITY PORTFOLIO
 (CONTINUED)
REPURCHASE AGREEMENT--3.3%
 State Street Bank and Trust
  Co., 6.00%, 1/2/97
  (Dated 12/31/96,
  collateralized by $8,590,000
  United States Treasury
  Notes, 7.00%, 07/15/06, with
  a value of $9,272,819)
  (Identified cost
  $9,086,000).................   $ 9,086    $  9,086,000
                                            --------------
TOTAL INVESTMENTS
 (Identified cost
  $228,634,970) (c)...........     100.8%   $280,717,252
LIABILITIES IN EXCESS OF CASH
 AND OTHER ASSETS.............      (0.8)     (2,111,933)
                                    ----       ---------
NET ASSETS....................     100.0%   $278,605,319
                                    ====       =========

(a) Non-income producing security.
(b) American Depository Receipts.
(c) The aggregate cost for federal income tax purposes is $228,881,016; based on tax cost aggregate gross unrealized appreciation is $53,113,441 and the aggregate gross unrealized depreciation is $1,277,205 resulting in net unrealized appreciation of $51,836,236.
--------------------------------------------------------------------------------

       DESCRIPTION            SHARES         VALUE
-------------------------------------------------------
LAZARD INTERNATIONAL
 EQUITY PORTFOLIO

COMMON STOCKS--95.3%
AUSTRALIA--2.4%
 Coles Myer, Ltd. ........   2,164,847   $    8,913,367
 Westpac Bank Corp. ......   6,221,600       35,407,882
                                         --------------
 TOTAL AUSTRALIA..........                   44,321,249
                                         --------------
DENMARK--1.1%
 Unidanmark Class A.......     381,800       19,767,943
                                         --------------
FINLAND--1.0%
 Kymmene OY...............     852,100       17,875,576
                                         --------------
FRANCE--14.4%
 Accor SA.................     110,959       14,050,316
 Alcatel Alsthom (Cie Gen
  El).....................     559,300       44,929,409
 Banque Nationale de
  Paris...................     746,222       28,879,518
 Cie de Saint Gobain......     239,600       33,895,423

 Elf Aquitaine SA.........     414,100       37,694,792
 Generale des Eaux........     317,892       39,395,694
 Rhone-Poulenc SA.........   1,299,790       44,315,862
 Total SA Class B.........     232,281       18,892,277
                                         --------------
 TOTAL FRANCE.............                  262,053,291
                                         --------------
GERMANY--13.1%
 Daimler-Benz AG (a)......     614,200       42,309,072
 Deutsche Bank AG.........     684,000       31,959,709
 Deutsche Telekom AG (a),
  (b).....................     628,100       12,797,537
 Hoechst AG...............   1,261,500       59,599,071
 Mannesmann AG (b)........      73,005       31,641,534
 Metro AG (a).............     183,000       14,746,556
 Thyssen AG...............      89,100       15,807,317
 Veba AG..................     506,080       29,270,289
                                         --------------
 TOTAL GERMANY............                  238,131,085
                                         --------------
HONG KONG--3.0%
 HSBC Holdings, Ltd. .....   1,737,848       37,185,835

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

       DESCRIPTION            SHARES         VALUE
-------------------------------------------------------
LAZARD INTERNATIONAL EQUITY
 PORTFOLIO (CONTINUED)
 Swire Pacific, Ltd. .....   1,817,500   $   17,330,225
                                         --------------
 TOTAL HONG KONG..........                   54,516,060
                                         --------------
ITALY--1.9%
 Ente Nazionale
  Idrocarburi SPA (ENI)...   3,504,100       17,982,478
 Fiat SPA.................   3,199,300        9,680,150
 Istituto Nazionale delle
  Assicurazioni (INA).....   5,362,900        6,985,557
                                         --------------
 TOTAL ITALY..............                   34,648,185
                                         --------------
JAPAN--22.6%
 Dai Nippon Printing......     808,000       14,163,198
 Honda Motor Co. .........   1,124,000       32,125,378
 Matsushita Electric
  Industrial Co. .........   1,881,000       30,697,608
 Mitsubishi Heavy
  Industries..............   4,568,000       36,288,403
 Mitsui Marine & Fire.....   1,140,000        6,132,631
 Nintendo Co. ............     395,500       28,310,984
 NKK Corp. (a)............   6,933,000       15,624,842
 Omron Corp. .............     698,000       13,139,107
 Orix Corp. ..............     608,000       25,304,896
 Promise Company, Ltd. ...     218,600       10,759,175
 Ricoh Company, Ltd. .....   3,210,000       36,864,692
 Rohm Company, Ltd. ......     593,000       38,915,465
 Sekisui Chemical Co. ....   2,005,000       20,256,023
 Sony Corp. ..............     816,000       53,479,320
 Sumitomo Trust &
  Banking.................   2,522,000       25,261,376
 Toyota Motor Corp. ......     784,000       22,543,131
                                         --------------
 TOTAL JAPAN..............                  409,866,229
                                         --------------
NETHERLANDS--3.4%
 Heineken NV..............     108,800       19,270,802
 Royal Dutch Petroleum Co.
  (b).....................     247,800   $   42,311,850
                                         --------------
 TOTAL NETHERLANDS........                   61,582,652
                                         --------------
NEW ZEALAND--0.3%
 Lion Nathan, Ltd. .......   2,487,000        5,960,361
                                         --------------
SPAIN--2.3%
 ENDESA...................     589,900       41,984,795
                                         --------------
SWEDEN--3.5%
 Astra AB Series B........     378,300       18,249,637
 Electrolux AB Series B...     331,800       19,266,089
 Svenska Handelsbanken
  Series A................     891,800       25,629,819
                                         --------------
 TOTAL SWEDEN.............                   63,145,545
                                         --------------
SWITZERLAND--6.2%
 Baloise Holdings,
  Ltd. ...................       8,073       16,224,408
 Elektrowatt AG...........      23,600        9,397,684
 Nestle SA................      31,110       33,399,380
 Novartis AG (a)..........      29,288       33,543,895
 SGS Holding..............       7,947       19,533,530
                                         --------------
 TOTAL SWITZERLAND........                  112,098,897
                                         --------------
UNITED KINGDOM--20.1%
 Allied Domecq PLC........   3,039,200       23,847,072
 B.A.T Industries PLC.....   3,446,200       28,575,652
 British Aerospace Ord.
  PLC.....................   2,518,787       55,148,360
 BTR PLC..................   6,383,500       31,168,366
 Cadbury Schweppes PLC....   4,134,931       34,924,122
 General Electric Co.
  PLC.....................   2,767,900       18,161,824
 Grand Metropolitan PLC...   4,527,200       35,522,659
 Mirror Group PLC.........   3,323,600       12,242,145
 National Power PLC.......   4,273,400       35,727,586
 Rank Group PLC (a).......   1,994,400       14,965,688
 Redland PLC..............   2,657,800       16,801,922
 Sears PLC................  14,956,300       24,085,869

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

       DESCRIPTION            SHARES         VALUE
-------------------------------------------------------
LAZARD INTERNATIONAL EQUITY
 PORTFOLIO (CONTINUED)
 Unilever PLC.............   1,377,700   $   33,398,073
                                         --------------
 TOTAL UNITED KINGDOM.....                  364,569,338
                                         --------------
TOTAL COMMON STOCKS
 (Identified cost
  $1,468,482,320).........                1,730,521,206
                                         --------------

PREFERRED STOCKS--1.1%
 (Identified cost
  $26,154,451)
ITALY--1.1%
 Fiat SPA.................  12,118,500       20,011,102
                                         --------------

REPURCHASE AGREEMENT--3.1%
 State Street Bank and
  Trust Co., 6.00%, 1/2/97
  (Dated 12/31/96,
  collateralized by
  $54,225,000 United
  States Treasury Notes,
  7.00%, 07/15/06, with a
  value of $58,535,345)
  (Identified cost
  $57,386,000)............  $   57,386   $   57,386,000
                                         --------------
TOTAL INVESTMENTS
 (Identified cost
  $1,552,022,771) (c).....        99.5%   1,807,918,308
CASH AND OTHER ASSETS IN
 EXCESS OF LIABILITIES....         0.5        8,254,860
                                   ---       ----------
NET ASSETS................       100.0%  $1,816,173,168
                                   ===       ==========

(a) Non-income producing security.
(b) American Depository Receipts.
(c) The aggregate cost for federal income tax purposes is $1,556,095,816; based on tax cost aggregate gross unrealized appreciation is $293,414,717 and the aggregate gross unrealized depreciation is $41,592,225, resulting in net unrealized appreciation of $251,822,492.
 * Percentages of common and preferred stocks are presented in the portfolio by country.

   Percentages by industry are as follows:

   Aerospace & Defense 3.0%, Automotive 7.0%, Banks 9.3%, Chemicals & Plastics 6.8%, Computer & Business Equipment 2.0%, Conglomerates 3.7%, Construction Materials 2.8%, Drugs & Health Care 2.9%, Electrical Equipment 9.2%, Electronics 4.4%, Energy 2.3%, Financial Services 3.9%, Food & Beverage 6.5%, Gas Exploration 1.0%, Household Products 1.8%, Insurance 1.6%, International Oil 1.0%, Leisure Time 0.8%, Machinery 3.7%, Paper Products 1.0%, Petroleum Equipment 2.2%, Publishing 0.7%, Retail 2.6%, Services 2.6%, Steel 1.7%, Telephone 0.7%, Tobacco 1.6%, Transportation 1.0%, Utilities 8.6%
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                PRINCIPAL
                                 AMOUNT
         DESCRIPTION              (000)        VALUE
-------------------------------------------------------
LAZARD INTERNATIONAL
 FIXED-INCOME PORTFOLIO

CURRENCY DENOMINATED BONDS*--95.0%
ARGENTINA PESO--0.5%
GOVERNMENT OBLIGATION
 Republic of Argentina,
   3.58%, 4/1/01 (a)..........        395   $   468,366
                                            -----------

AUSTRALIAN DOLLAR--2.6%
CORPORATE BOND
 Bayerische Vereinsbank,
   10.00%, 12/16/99...........        210       180,481
GOVERNMENT OBLIGATION
 Commonwealth of Australia,
   12.00%, 11/15/01...........      2,235     2,142,889
                                            -----------
 TOTAL AUSTRALIAN DOLLAR......                2,323,370
                                            -----------

AUSTRIAN SCHILLING--1.7%
GOVERNMENT OBLIGATION
 Republic of Austria,
   8.00%, 3/18/02.............     14,670     1,530,877
                                            -----------

BRAZILIAN REAL--0.2%
CORPORATE
 Chase Brazil Note,
   17.106%, 5/2/97............        135       137,455
                                            -----------

BRITISH POUND--9.2%
CORPORATE BONDS
 Barclays Bank PLC,
   12.75%, 11/26/97...........        310       556,986
 Bayerische Landesbank
  Girozentrale,
   8.50%, 2/26/03.............        275       489,389
 Birmingham Midshires Building
  Society,
   9.125%, 1/5/06.............        500       883,909
 Deut Pfandbriefe Bank,
   6.50%, 12/31/98............        300       506,818
 Merrill Lynch & Co.,
   7.375%, 12/6/01............        387       650,580
 North American Capital Corp.,
   8.25%, 11/17/03............        876     1,497,019

 The Woolwich Building
  Society,
   11.625%, 12/18/01..........        470   $   919,447
 West LB Finance Curacao NV,
   8.50%, 6/2/03..............        710     1,249,829
GOVERNMENT OBLIGATIONS
 United Kingdom Treasury
  Bonds,
   7.75%, 9/8/06..............        801     1,395,008
                                            -----------
 TOTAL BRITISH POUND..........                8,148,985
                                            -----------

CANADIAN DOLLAR--1.6%
CORPORATE BONDS
 NHA Mortgage Backed,
   7.00%, 5/1/06..............        290       220,936
   7.125%, 6/1/03.............          2         1,331
 Quebec Housing,
   8.95%, 5/13/13 (d).........        415       355,506
GOVERNMENT OBLIGATION
 Government of Canada,
   4.25%, 12/1/21 (a), (d)....      1,010       816,578
                                            -----------
 TOTAL CANADIAN DOLLAR........                1,394,351
                                            -----------

COLOMBIAN PESO--0.3%
CORPORATE BONDS
 Cargil BA Colombia,
   0.00%, 1/21/97.............    190,000       189,264
   0.00%, 1/27/97.............     50,000        49,130
                                            -----------
 TOTAL COLOMBIAN PESO.........                  238,394
                                            -----------

CZECH KORUNA--0.5%
CORPORATE BONDS
 CEZ AS,
   11.30%, 6/6/05.............      1,800        66,349
 Skofin,
   11.625%, 2/9/98............     10,000       366,952
                                            -----------
 TOTAL CZECH KORUNA...........                  433,301
                                            -----------

DANISH KRONE--4.7%
CORPORATE BONDS
 Kreditforen Denmark,
   10.20%, 4/15/04 (a)........      5,000       977,796

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                PRINCIPAL
                                 AMOUNT
         DESCRIPTION              (000)        VALUE
-------------------------------------------------------
LAZARD INTERNATIONAL
 FIXED-INCOME PORTFOLIO
 (CONTINUED)
 Nykredit,
   6.00%, 10/1/26.............     13,561   $ 1,995,890
   8.00%, 10/1/26.............         26         4,451
 Unikredit,
   8.00%, 10/1/26.............      6,870     1,168,415
                                            -----------
 TOTAL DANISH KRONE...........                4,146,552
                                            -----------

DUTCH GUILDER--2.2%
GOVERNMENT OBLIGATION
 Government of Netherlands,
   8.75%, 1/15/07.............      2,757     1,948,983
                                            -----------

EGYPTIAN POUND--0.3%
GOVERNMENT OBLIGATION
 Egypt Discounted Treasury
  Bill,
   0.00%, 1/30/97.............        875       255,777
                                            -----------

ESTONIAN KROON--0.2%
CORPORATE BOND
 Merita Bank,
   10.00%, 12/28/98...........      1,000        81,533
GOVERNMENT OBLIGATION
 City of Tallinn,
   8.05%, 2/10/97.............      1,500       121,818
                                            -----------
 TOTAL ESTONIAN KROON.........                  203,351
                                            -----------

FINNISH MARKKA--1.1%
GOVERNMENT OBLIGATIONS
 Republic of Finland,
   7.25%, 4/18/06.............      3,000       697,850
   10.00%, 9/15/01............      1,000       263,180
                                            -----------
 TOTAL FINNISH MARKKA.........                  961,030
                                            -----------

FRENCH FRANC--7.7%
CORPORATE BOND
 Credit Foncier de France,
   7.50%, 3/29/05.............     12,010     2,538,106
GOVERNMENT OBLIGATIONS
 Government of France,
   8.50%, 11/25/02 (d)........     11,826     2,681,563
   8.50%, 4/25/03 (d).........      5,408   $ 1,232,005
   8.50%, 10/25/19 (d)........      1,388       326,742
                                            -----------
 TOTAL FRENCH FRANC...........                6,778,416
                                            -----------

GERMAN MARK--9.9%
CORPORATE BONDS
 Autobahn Tank & Rast,
   6.00%, 10/16/00............        610       412,864
 Baden Wurttemberg,
   6.75%, 6/22/05.............        914       626,638
 Bank Nederlandse Gemeenten,
   6.50%, 11/4/08.............      2,000     1,335,456
 International Bank
  Reconstruction &
  Development,
   7.125%, 4/12/05 (d)........      1,700     1,198,661
 Land Hessen,
   6.00%, 11/29/13............      1,000       664,479
GOVERNMENT OBLIGATION
 Federal Republic of Germany,
   6.00%, 2/16/06 (d).........      6,804     4,491,042
                                            -----------
 TOTAL GERMAN MARK............                8,729,140
                                            -----------

GREEK DRACHMA--3.1%
GOVERNMENT OBLIGATIONS
 Greek Treasury Bill,
   0.00%, 1/31/97.............      3,500        14,044
 Kingdom of Greece,
   5.25%, 2/1/16..............    263,400     2,440,732
 Republic of Hellenic,
   14.30%, 8/14/03............     40,000       164,079
   14.80%, 6/30/00............     30,000       122,755
                                            -----------
 TOTAL GREEK DRACHMA..........                2,741,610
                                            -----------

HUNGARIAN FORINT--0.1%
GOVERNMENT OBLIGATION
 Government of Hungary,
   30.00%, 4/18/97............     11,180        98,650
                                            -----------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                PRINCIPAL
                                 AMOUNT
         DESCRIPTION              (000)        VALUE
-------------------------------------------------------
LAZARD INTERNATIONAL
 FIXED-INCOME PORTFOLIO
 (CONTINUED)
INDONESIAN RUPIAH--0.2%
CORPORATE BOND
 Bank Dagang Nasional
  Indonesia,
   0.00%, 2/11/97.............    500,000   $   208,133
                                            -----------

IRISH POUND--2.6%
GOVERNMENT OBLIGATION
 Republic of Ireland,
   8.00%, 10/18/00 (d)........      1,248     2,255,536
                                            -----------

ITALIAN LIRA--10.1%
GOVERNMENT OBLIGATIONS
 Republic of Italy,
   11.50%, 3/1/03 (d).........  2,735,000     2,190,524
   12.50%, 3/1/01 (d).........  8,515,000     6,750,257
                                            -----------
 TOTAL ITALIAN LIRA...........                8,940,781
                                            -----------

JAPANESE YEN--15.1%
CORPORATE BONDS
 Aderans Co.,
   1.80%, 8/29/97.............     14,000       121,009
 Export-Import Bank of Japan,
   4.375%, 10/1/03 (d)........    205,000     2,000,259
 Isveimer,
   4.15%, 3/23/99.............    177,000     1,616,246
GOVERNMENT OBLIGATIONS
 Government of Japan,
   3.00%, 4/20/01.............     47,650       437,551
   3.00%, 9/20/05.............    590,950     5,258,899
   3.80%, 9/20/16.............     91,000       825,771
 Republic of Austria,
   4.50%, 9/28/05 (d).........     80,000       792,677
   6.25%, 10/16/03............     15,000       161,741
 Republic of Italy,
   3.50%, 6/20/01 (d).........    230,000     2,136,204
                                            -----------
 TOTAL JAPANESE YEN...........               13,350,357
                                            -----------

KENYAN SHILLING--0.3%
GOVERNMENT OBLIGATIONS
 Kenyan Treasury Bill,
   0.00%, 2/24/97.............      8,000       142,101
   0.00%, 3/3/97..............      6,000   $   106,172
                                            -----------
 TOTAL KENYAN SHILLING........                  248,273
                                            -----------

LEBANESE POUND--0.3%
CORPORATE BONDS
 Paribas Participation,
   0.00%, 2/6/97..............     30,000        19,037
   0.00%, 4/10/97.............    100,000        61,025
   0.00%, 5/1/97..............     45,600        27,554
   0.00%, 5/29/97.............    250,000       150,741
                                            -----------
 TOTAL LEBANESE POUND.........                  258,357
                                            -----------

MALAYSIAN RINGGIT--0.1%
CORPORATE BOND
 Peregrine Investment Holdings
  Ltd.,
   8.08%, 5/6/97..............        300       118,707
                                            -----------

MEXICAN PESO--0.2%
CORPORATE BOND
 UDI Bonos,
   7.00%, 5/27/99.............          4        76,996
GOVERNMENT OBLIGATIONS
 Mexican Cetes,
   0.00%, 5/29/97.............        113       129,546
   0.00%, 6/26/97.............          4         4,521
                                            -----------
 TOTAL MEXICAN PESO...........                  211,063
                                            -----------

NORWEGIAN KRONE--1.1%
CORPORATE BOND
 Sparebanken Norway,
   10.25%, 6/23/03 (a)........      6,000       999,767
                                            -----------

POLISH ZLOTY--0.3%
GOVERNMENT OBLIGATIONS
 Government of Poland,
   0.00%, 8/27/97.............        550       167,624

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                PRINCIPAL
                                 AMOUNT
         DESCRIPTION              (000)        VALUE
-------------------------------------------------------
LAZARD INTERNATIONAL
 FIXED-INCOME PORTFOLIO
 (CONTINUED)
 Poland Treasury Bill,
   0.00%, 4/2/97..............        200   $    66,534
                                            -----------
 TOTAL POLISH ZLOTY...........                  234,158
                                            -----------

PORTUGUESE ESCUDO--0.2%
GOVERNMENT OBLIGATION
 Republic of Portugal,
   11.875%, 2/23/00...........     26,000       195,440
                                            -----------

SOUTH AFRICAN RAND--0.1%
CORPORATE BOND
 Eskom,
   15.00%, 10/1/98............        225        47,161
GOVERNMENT OBLIGATION
 Republic of South Africa,
   12.50%, 12/21/06...........        390        68,193
                                            -----------
 TOTAL SOUTH AFRICAN RAND.....                  115,354
                                            -----------

SOUTH KOREAN RAND--0.1%
CORPORATE BOND
 Wood & Co,
   0.00%, 1/17/97.............      3,000        92,942
                                            -----------

SPANISH PESETA--4.1%
CORPORATE BOND
 Catalunya Generalitat,
   9.30%, 11/24/03............     67,000       585,802
GOVERNMENT OBLIGATION
 Kingdom of Spain,
   8.00%, 5/30/04.............    361,910     3,024,070
                                            -----------
 TOTAL SPANISH PESETA.........                3,609,872
                                            -----------

SWEDISH KRONA--2.2%
GOVERNMENT OBLIGATION
 Kingdom of Sweden,
   10.25%, 5/5/00.............     11,500     1,947,727
                                            -----------

THAILAND BAHT--0.2%
CORPORATE BONDS
 Peregrine Investment Holdings
  Ltd.,
   0.00%, 1/6/97..............      1,336        52,031
 Peregrine Note,
   0.00%, 1/6/97..............      3,000       116,836
                                            -----------
 TOTAL THAILAND BAHT..........                  168,867
                                            -----------

UNITED STATES DOLLAR--11.9%
COLLATERALIZED MORTGAGE
 OBLIGATIONS
 Federal National Mortgage
  Association, Series 23,
  Class 2,
   10.00%, 9/1/17.............        621       193,920
CONVERTIBLE BOND
 Finance One PLC,
   2.00%, 8/31/01.............         20        18,150
CORPORATE BONDS
 Americold Corp.,
   12.875%, 5/1/08............        255       263,925
 Amtrol Inc. 144A,
   10.625%, 12/31/06..........        436       450,170
 Argosy Gaming Co. 144A,
   13.25%, 6/1/04.............        200       187,000
 Cablevision Systems Corp.,
   10.50%, 5/15/16............        129       133,192
 Calpine Corp.,
   10.50%, 5/15/06............        210       222,600
 Carrols Corp.,
   11.50%, 8/15/03............        300       322,500
 Cobb Theatres LLC/Finance
  Corp. 144A,
   10.625%, 3/1/03............        500       528,750
 Collins & Aikman Corp.,
   11.50%, 4/15/06............          5         5,450
 Commodore Media Inc. 144A,
   7.50%, 5/1/03 (a)..........         50        52,750
 Commonwealth Aluminum Corp.
  144A,
   10.75%, 10/1/06............        750       772,500

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                PRINCIPAL
                                 AMOUNT
         DESCRIPTION              (000)        VALUE
-------------------------------------------------------
LAZARD INTERNATIONAL
 FIXED-INCOME PORTFOLIO
 (CONTINUED)
 Courtyard by Marriott II Ltd.
  144A, Series B,
   10.75%, 2/1/08.............         50   $    52,750
 Dade International, Inc.
  144A,
   11.125%, 5/1/06............        290       313,925
 Eagle Food Centers, Inc.,
   8.625%, 4/15/00............        110       105,600
 Echostar Satellite Broadcast
  Corp. 144A,
   13.125%, 3/15/04...........        300       226,500
 ICF Kaiser International
  Inc.,
   13.00%, 12/31/03 (a).......        115       109,250
 Indah Kiat Paper & Pulp
  Corp.,
   8.875%, 11/1/00............        100        99,000
 International Specialty
  Products Holdings Inc. 144A,
   9.75%, 2/15/02.............          2         2,050
 Intertek Finance Corp. 144A,
   10.25%, 11/1/06............        239       248,560
 Maxus Energy Corp.,
   10.83%, 9/1/04.............        345       370,875
 Orbcomm Global LP 144A,
   14.00%, 8/15/04............        150       151,875
 Peregrine Investment Holdings
  Ltd,
   11.10%, 5/12/97............        150       144,093
 PhoneTel Technologies, Inc,
   12.00%, 12/15/06...........        200       205,000
 Pierce Leahy Corp.,
   11.125%, 7/15/06...........        186       204,600
 Plains Resources Inc. 144A,
   10.25%, 3/15/06............         95       101,650
 Poindexter (J.B.) & Co,
   12.50%, 5/15/04............        410       399,750
 Reliance Industries Ltd.
  144A,
   9.375%, 6/24/26............        250       274,250
 Remington Products Co. 144A,
   11.00%, 5/15/06............        150       132,000
 Sabreliner Corp.,
   12.50%, 4/15/03............         84        80,640
 Scholastic Brands, Inc.,
   11.00%, 1/15/07............        200       204,000
 Smith's Food & Drug Centers
  Inc,
   11.25%, 5/15/07............        200       221,000
 Spanish Broadcasting System,
  Inc. 144A,
   7.50%, 6/15/02.............        250       262,500
 Telemundo Group, Inc,
   7.00%, 2/15/06.............        150       144,375
 Transtexas Gas Corp,
   11.50%, 6/15/02............         50        54,000
 Unisys Corp. 144A,
   12.00%, 4/15/03............        211       224,715
 Waxman Industries Inc. 144A,
   12.75%, 6/1/04.............         95        69,588
 William Carter Co. 144A,
   10.375%, 12/1/06...........        850       879,750
FOREIGN GOVERNMENT OBLIGATIONS
 Argentina Bocon,
   5.38%, 9/1/02 (a)..........         50        53,575
 Government of Poland,
   0.00%, 1/2/97..............        450       156,859
 United Mexican States 144A,
   7.56%, 8/6/01..............        120       120,276
 Venezuela FLIRB,
   6.50%, 3/31/07 (a), (b)....        250       222,500
MORTGAGE-BACKED SECURITIES
 Federal National Mortgage
  Association,
   5.42%, 12/16/97............         35        34,934
STRUCTURED NOTES
 Asia Invest Interest, Ltd.,
   0.00%, 1/13/97.............        130       129,121
   0.00%, 6/13/97.............         90        85,095
   0.00%, 11/12/97............        135       125,010
 Chase Russian GKO,
   0.00%, 6/20/97.............        200       230,537
   0.00%, 7/3/97..............        175       180,057
 ING Sekar Philippine Note,
   0.00%, 2/6/97..............         58        57,118

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                PRINCIPAL
                                 AMOUNT
         DESCRIPTION              (000)        VALUE
-------------------------------------------------------
LAZARD INTERNATIONAL
 FIXED-INCOME PORTFOLIO
 (CONTINUED)
YANKEE BONDS
 Den Norske Credit,
   5.75%, 11/29/49 (a)........        700   $   600,250
 Hong Kong & Shanghai Bank,
   6.00%, 8/29/49 (a).........        100        87,180
                                            -----------
 TOTAL UNITED STATES DOLLAR...               10,515,715
                                            -----------
TOTAL CURRENCY DENOMINATED
 BONDS*
 (Identified cost
  $81,440,933)................               84,009,657
                                            -----------
                                 SHARES
                                ---------
PREFERRED STOCKS--0.4%
 Cablevision Systems Corp. ...      2,329       209,028
 Fuji International Finance
  (Bermuda) Trust.............          4       104,965
 Silgan Holdings, Inc. 144A...         51        54,570
                                            -----------
TOTAL PREFERRED STOCKS
 (Identified cost $373,949)...                  368,563
                                            -----------
                                PRINCIPAL
                                 AMOUNT
                                  (000)
                                ---------
COMMERCIAL PAPER--1.0%
 American Express Credit
  Corp.,
   5.27%, 5/19/97.............        100        97,980
 Ford Motor Credit Corp.,
   5.31%, 1/13/97.............        100        99,823
   5.33%, 2/14/97.............         25        24,837
 General Electric Capital
  Corp.,
   5.30%, 1/21/97.............        177       176,479
   5.32%, 4/25/97.............        175       172,052

 General Motors Acceptance
  Corp.,
   5.38%, 4/29/97.............        200   $   196,473
   5.47%, 2/28/97.............        125       123,898
                                            -----------
TOTAL COMMERCIAL PAPER
 (Identified cost $891,542)...        902       891,542
                                            -----------

DISCOUNT NOTES--0.4%
 Federal Farm Credit Bank
  Discount Note,
   5.27%, 12/18/97............        205       194,467
 Federal National Mortgage
  Association Discount Note,
   5.35%, 3/31/97.............        100        98,677
                                            -----------
TOTAL DISCOUNT NOTES
 (Identified cost $293,144)...                  293,144
                                            -----------

REPURCHASE AGREEMENT--0.3%
 State Street Bank and Trust
  Co., 6.00%, 1/2/97
  (Dated 12/31/96,
  collateralized by $280,000
  United States Treasury
  Notes, 7.00%, 07/15/06, with
  a value of $302,257)
  (Identified cost $293,000)
  (d).........................        293       293,000
                                            -----------
TOTAL INVESTMENTS
 (Identified cost $83,292,568)
  (c).........................       97.1%   85,855,906
CASH AND OTHER ASSETS IN
 EXCESS OF LIABILITIES........        2.9     2,573,932
                                      ---      --------
NET ASSETS....................      100.0%  $88,429,838
                                      ===      ========

(a) Variable rate security. Interest shown is the current rate.
(b) Front Loaded Interest Reduction Bond.
(c) The aggregate cost for federal income tax purposes is $83,296,460; based on tax cost aggregate gross unrealized appreciation is $3,279,819 and the aggregate gross unrealized depreciation is $720,334, resulting in net unrealized appreciation of $2,559,446.
(d) Segregated securities for when-issued purchases and forward foreign currency contracts.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)
 * Percentages of holdings are presented in the portfolio by currency denomination.

   Percentages by country are as follows:

   Argentina 0.6%, Australia 2.6%, Austria 2.8%, Bermuda 0.1%, Brazil 0.2%, Canada 1.6%, Colombia 0.3%, Czech Republic 0.5%, Denmark 4.7%, Egypt 0.3%, Estonia 0.2%, Finland 1.1%, France 7.7%, Germany 9.9%, Greece 5.9%, Hungary 0.1%, Indonesia 0.3%, Ireland 2.6%, Italy 10.1%, Japan 11.3%, Kenya 0.3%,
   Lebanon 0.3%, Malaysia 0.1%, Mexico 0.4%, Netherlands 2.2%, Norway 1.1%, Poland 0.3%, Portugal 0.2%, South Africa 0.1%, Slovakia 0.1%, Spain 4.1%, Sweden 2.2%, Thailand 0.2%, United Kingdom 9.2%, United States 11.4%, Venezuela 0.3%.

   Percentages by industry are as follows:

   Aerospace 0.1%, Apparel 0.1%, Automotive 0.1%, Banking & Finance 15.0%, Biotechnology 0.4%, Building & Construction 0.1%, Clothing 1.0%, Collateralized Mortgage Obligations 0.2%, Communications 0.8%, Computers 0.3%, Entertainment 0.6%, Environmental Services 0.1%, Financial Services 8.7%, Food Service 0.7%, Foreign Government Obligations 59.4%, Gaming 0.2%, Hotels 0.1%, Manufacturing 2.8%, Miscellaneous 0.5%, Oil & Gas 1.0%, Paper Products & Services 0.1%, Restaurants 0.4%, Structured Notes 0.8%, Telecommunications 0.7%, Utilities .4%, Yankee Bonds 0.8%

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)
Forward Foreign Currency Contracts open at December 31, 1996:

                                                              Unrealized
     Contracts             In Exchange        Delivery       Appreciation
    to Deliver                 For              Date        (Depreciation)
-------------------     -----------------     ---------     --------------
 $          205,000      CLP   90,925,167      12/23/97       $   (1,200)
 $           35,000      VEB   18,077,500      12/12/97             (616)
 $           65,000      MXN      574,600       5/19/97            2,920
 $          200,000      KRW  170,000,000       4/29/97           (2,848)
 $          170,518      MXN    1,500,000       4/25/97            8,908
 $           25,000      KRW   21,477,500        4/3/97              (43)
 $          100,000      PEN      264,400       3/31/97             (602)
 $           70,000      CNY      617,967       3/26/97            3,393
 ATS      6,619,180      $        609,501       3/12/97           (4,378)
 AUD      1,703,134      $      1,372,556       3/12/97           19,910
 CAD         81,528      $         60,000       3/12/97              187
 DEM      1,647,891      $      1,068,535       3/12/97           (7,349)
 DKK      1,961,285      $        334,873       3/12/97              680
 ESP     36,405,555      $        280,129       3/12/97              181
 FIM      2,064,397      $        449,488       3/12/97           (1,421)
 GBP        951,010      $      1,591,887       3/12/97          (34,604)
 IEP      1,357,948      $      2,282,439       3/12/97          (17,273)
 ITL  1,477,102,369      $        964,329       3/12/97           (6,051)
 JPY    132,186,823      $      1,172,807       3/12/97           19,846
 NOK      6,315,568      $        988,615       3/12/97            5,061
 XEU        246,562      $        311,013       3/12/97              840
 $          115,835      ATS    1,244,414       3/12/97             (425)
 $          264,704      AUD      334,138       3/12/97              672
 $        2,360,192      BEL   74,214,092       3/12/97           (9,197)
 $        2,950,741      CAD    3,968,980       3/12/97          (38,889)
 $          507,726      CHF      654,307       3/12/97          (15,302)
 $        1,334,467      DEM    2,035,927       3/12/97           (5,240)
 $           85,000      ESP   11,165,600       3/12/97              860
 $           95,000      FIM      436,953       3/12/97              440
 $        2,055,271      FRF   10,676,241       3/12/97           10,983
 $        1,819,285      GBP    1,422,566       3/12/97           31,125
 $          338,448      ITL  516,756,413       3/12/97            1,035
 $        7,378,595      JPY  827,296,907       3/12/97         (162,740)
 $        2,359,697      NLG    4,040,261       3/12/97           (8,546)
 $          202,363      SEK    1,350,366       3/12/97           (3,733)
 $           60,000      HUF    9,828,600       2/28/97             (790)
 $          125,000      INR    4,698,125       2/28/97            4,675
 $           25,000      ARS       25,563       2/14/97              563
 $           20,000      INR      745,200       1/26/97               97
 $          175,000      VEB   85,085,000       1/21/97            2,693
 $          100,000      RUR  574,979,000        1/8/97            3,525
 PLN        259,020      $         90,267        1/2/97              (66)
 HUF     10,000,000      $         62,274        1/2/97              431
                                                            --------------
                                                              $ (202,290)
                                                            ==============

--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                PRINCIPAL
                                 AMOUNT
         DESCRIPTION              (000)        VALUE
---------------------------------------------------------
LAZARD BOND PORTFOLIO

ASSET-BACKED SECURITIES--13.8%
 Advanta Home Equity Loan
  Trust, Series 1993-2, Class
  A2, 6.15%, 10/25/09, (c)....   $   477    $    467,273
 Chase Manhattan Auto Owner
  Trust, Series 1996C, Class
  A4, 6.15%, 3/15/02..........       665         659,389
 Chase Manhattan Credit Card
  Master Trust, Series 1996-3,
  Class A, 7.04%, 2/15/05,
  (a), (c)....................     1,616       1,652,861
 Chase Manhattan Grantor
  Trust, Series 1996-B, Class
  A, 6.61%, 9/15/02...........     1,404       1,413,444
 Delta Funding Home Equity
  Loan Trust, Series 1996-2,
  Class A3, 7.54%, 10/25/14...        37          37,173
 EQCC Home Equity Loan Trust,
  Series 1994-2, Class A2,
  7.35%, 6/15/14..............       125         126,562
 IMC Home Equity Loan Trust,
  Series 1996-3, Class A2,
  7.06%, 4/25/11..............       518         521,602
 Lehman FHA Title I Loan
  Trust, Series 1996-2, Class
  A2, 6.78%, 3/25/08..........     1,014       1,015,584
 Midland Realty Acceptance
  Corp. Series 1996-C1, Class
  A2, 7.475%, 12/25/05........       344         354,965
 Money Store Trust, Series
  1996B, Class A14, 7.35%,
  5/15/12.....................       116         118,628
 Money Store Trust, Series
  1996C, Class A11, 6.635%,
  9/15/14.....................       116         115,979
 Nations Bank Auto Owner
  Trust, Series 1996-A, Class
  A4, 6.625%, 12/15/00, (c)...       440         445,258
 NationsBank Credit Card
  Master Trust, Series 1993-2,
  Class A, 6.00%, 12/15/05....   $   675    $    652,003
 Sears Credit Account Master
  Trust, Series 1996-4, Class
  A, 6.45%, 10/15/06, (c).....     1,051       1,048,698
 Security Pacific Home Equity
  Loan, Series 1991-1, Class
  A, 7.85%, 5/15/98...........         8           7,535
 Standard Credit Card Master
  Trust I, Series 1995-3,
  Class A, 7.85%, 2/7/02......       540         562,275
 The Money Store Home Equity
  Trust, Series 1996-C, Class
  A11, 6.96%, 8/15/10, (c)....       419         422,994
                                            --------------
TOTAL ASSET-BACKED SECURITIES
 (Identified cost
  $9,595,622).................                 9,622,223
                                            --------------

COLLATERIZED MORTGAGE OBLIGATIONS--5.0%
 Asset Securitization Corp.
  144A, Series 1996-D3, Class
  ACS2, 1.72%, 10/13/26.......     2,396         284,899
 Asset Securitization Corp.,
  Series 1995-MD4, Class A1,
  7.10%, 8/13/29..............       320         323,778
 Asset Securitization Corp.,
  Series 1996-D2, Class ACS2,
  1.61%, 2/28/26, (a).........     2,125         216,152
 Asset Securitization Corp.,
  Series 1996-D3, Class A1A,
  7.01%, 10/13/26.............       141         143,626
 Asset Securitization Corp.,
  Series 1996-MD6, Class A1B,
  6.88%, 11/13/26.............       248         249,008
 DLJ Mortgage Acceptance
  Corp., Series 1993-MF7,
  Class A1, 7.40%, 6/18/03....       344         351,073
 Federal National Mortgage
  Association, Series 23,
  Class 2, 10.00%, 9/1/17.....     1,296         405,022

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                PRINCIPAL
                                 AMOUNT
         DESCRIPTION              (000)        VALUE
--------------------------------------------------------
LAZARD BOND PORTFOLIO
 (CONTINUED)
 GMAC Commercial Mortgage
  Securities Inc. Series
  1996-C1, Class A2A, 6.79%,
  9/15/03.....................   $   308    $    308,002
 GMAC Commercial Mortgage
  Securities Inc., Series
  1996-C1 A2A, 6.875%,
  7/15/01.....................       282         284,183
 LB Commercial Conduit
  Mortgage Trust, Series
  1996-C2, Class A, 1.00%,
  10/25/26....................       340         348,015
 LB Commercial Conduit
  Mortgage Trust, Series
  1996-C2, Class IO, 1.249%,
  10/25/26....................     4,070         251,805
 Merrill Lynch Mortgage
  Investments, Inc. 144A,
  Series 1996-C1, Class IO,
  0.57%, 3/25/26, (a).........     4,763         146,215
 Structured Asset
  Securitization Corp., Series
  1996-CFL, Class X1, 1.30%,
  2/25/28.....................     3,093         158,986
 Structured Asset
  Securitization Corp., Series
  1996-CFL, Class X2, 1.27%,
  2/25/28.....................     1,685          53,718
                                            --------------
TOTAL COLLATERIZED MORTGAGE
 OBLIGATIONS
 (Identified cost
  $3,499,195).................                 3,524,482
                                            --------------

CORPORATE BONDS--20.5%
ADVERTISING--0.6%
 Universal Outdoor Holdings
  Inc., 9.75%, 10/15/06.......       417         430,553
                                            --------------
AEROSPACE & DEFENSE--0.7%
 BE Aerospace Inc. 144A,
  9.875%, 2/1/06..............       125         131,250
 Lockheed Martin Corp., 7.45%,
  6/15/04.....................       328         339,503
                                            --------------
                                                 470,753
                                            --------------
BANKS--0.9%
 Chase Manhattan Corp. New,
  7.625%, 1/15/03.............   $   470    $    487,724
 Key Bank of Washington,
  7.125%, 8/15/06.............       139         139,396
                                            --------------
                                                 627,120
                                            --------------
BROADCASTING--1.3%
 Cablevision Systems Corp.,
  10.50%, 5/15/16, (c)........       258         266,385
 Cox Communications Inc.,
  6.50%, 11/15/02.............       265         260,561
 Rifkin Acquisitions Partners
  LP 144A, 11.125%, 1/15/06...       187         194,948
 Sullivan Broadcasting,
  10.25%, 12/15/05............       170         170,850
                                            --------------
                                                 892,744
                                            --------------
BUSINESS SERVICES AND
 SUPPLIES--1.0%
 American Pad & Paper Co.
  144A, 13.00%, 11/15/05......       155         179,800
 Pierce Leahy Corp., 11.125%,
  7/15/06.....................       501         547,343
                                            --------------
                                                 727,143
                                            --------------
CHEMICALS & PLASTICS--0.4%
 Collins & Aikman Corp.,
  11.50%, 4/15/06, (c)........       250         272,500
                                            --------------
COMMUNICATION SERVICES--0.5%
 IXC Communications Inc.,
  144A, 12.50%, 10/1/05.......       300         328,500
                                            --------------
COMPUTERS--0.7%
 Unisys Corp. 144A, 12.00%,
  4/15/03.....................       465         495,225
                                            --------------
ENERGY--0.5%
 Maxus Energy Corp., 10.83%,
  9/1/04......................       175         188,125
 Panenergy Corp., 7.375%,
  9/15/03.....................       174         178,748
                                            --------------
                                                 366,873
                                            --------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                PRINCIPAL
                                 AMOUNT
         DESCRIPTION              (000)        VALUE
--------------------------------------------------------
LAZARD BOND PORTFOLIO (CONTINUED)
ENTERTAINMENT--0.7%
 AMF Group Inc., 10.875%,
  3/15/06.....................   $   150    $    159,000
 Argosy Gaming Co., 13.25%,
  6/1/04......................        38          35,435
 Hollywood Casino Inc.,
  12.75%, 11/1/03.............       286         274,560
                                            ------------
                                                 468,995
                                            ------------
FINANCIAL SERVICES--5.4%
 Aetna Services Inc., 6.75%,
  8/15/01.....................       192         192,929
 Avco Financial Services Inc.,
  6.35%, 9/15/00..............       128         127,005
 Bank of New York Co. Inc.,
  6.625%, 6/15/03.............       235         232,307
 BankAmerica Corp., 6.875%,
  6/1/03......................        94          93,967
 Capital One Bank, 7.15%,
  9/15/06.....................       268         272,309
 Capital One Bank Medium Term
  Note, 7.35%, 6/20/00........       266         270,091
 Citicorp, 6.75%, 8/15/05.....       107         104,795
 Cobb Theatres LLC/Finance
  Corp. 144A, 10.625%,
  3/1/03......................       165         174,488
 Countrywide Funding Corp.,
  7.45%, 9/16/03..............       175         178,421
 Finova Capital Corp., 5.98%,
  2/27/01.....................       125         122,271
 Fleet Norstar Financial,
  7.25%, 9/1/99...............       161         164,025
 Heller Financial Inc., 6.50%,
  11/1/01.....................       279         276,927
 Household Finance Corp.,
  7.25%, 7/15/03..............       353         360,378
 MBNA Corp., 6.50%, 9/15/00...       196         195,630
 McDonnell Douglas Finance
  Corp., 6.45%, 12/5/02.......       230         226,521
 Merrill Lynch & Co. Inc.
   6.25%, 1/15/06.............       172         163,008
   6.00%, 1/15/01.............   $   333    $    326,593
 NationsBank Corp., 5.75%,
  1/17/01.....................       159         154,170
 Norwest Financial Inc.,
  6.125%, 8/1/03..............       164         159,851
                                            ------------
                                               3,795,686
                                            ------------
HEALTHCARE--0.4%
 Columbia/HCA Healthcare
  Corp., 6.87%, 9/15/03.......       275         276,837
                                            ------------
HOTELS & RESTAURANTS--0.2%
 ITT Corp., 6.75%, 11/15/03...       170         166,882
                                            ------------
MANUFACTURING--1.0%
 Philip Morris Cos., Inc.,
  6.80%, 12/1/03..............       148         146,006
 Remington Products Co. LLC,
  11.00%, 5/15/06.............        75          66,000
 Silgan Corp., 11.75%,
  6/15/02, (c)................       434         462,210
                                            ------------
                                                 674,216
                                            ------------
OIL & GAS--1.0%
 Plains Resources Inc. 144A,
  10.25%, 3/15/06.............       145         155,150
 Tenneco Inc., 8.075%,
  10/1/02.....................       134         142,147
 Transtexas Gas Corp., 11.50%,
  6/15/02.....................       350         378,000
                                            ------------
                                                 675,297
                                            ------------
RESTAURANTS, LODGING & ENTERTAINMENT--1.5%
 Carrols Corp., 11.50%,
  8/15/03, (c)................       467         502,025
 Courtyard by Marriott II Ltd.
  144A, Series B, 10.75%,
  2/1/08, (c).................       525         553,875
                                            ------------
                                               1,055,900
                                            ------------
RETAIL GROCERY--0.1%
 Pueblo Xtra International,
  9.50%, 8/1/03...............        73          68,438
                                            ------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                PRINCIPAL
                                 AMOUNT
         DESCRIPTION              (000)        VALUE
--------------------------------------------------------
LAZARD BOND PORTFOLIO (CONTINUED)
RETAIL--0.8%
 May Department Stores Co.,
  9.875%, 12/1/02, (c)........   $   407    $    469,112
 Sears Roebuck Acceptance
  Corp., 6.56%, 11/20/03......       132         129,509
                                            ------------
                                                 598,621
                                            ------------
TECHNOLOGY--0.8%
 Wright Medical Technology
  Inc., 10.75%, 7/1/00........       557         562,570
                                            ------------
TELECOMMUNICATION--0.5%
 Lucent Technologies Inc.,
  7.25%, 7/15/06..............       127         130,133
 Phonetel Technologies, Inc.,
  12.00%, 12/15/06............       200         205,000
                                            ------------
                                                 335,133
                                            ------------
TURNPIKES & TOLL ROADS--0.5%
 Florida State Turnpike
  Authority, 5.625%, 7/1/25...       360         356,400
                                            ------------
UTILITIES--0.8%
 Calpine Corp., 10.50%,
  5/15/06.....................       275         291,500
 Texas Utilities Electric Co.,
  7.375%, 8/1/01..............       247         253,444
                                            ------------
                                                 544,944
                                            ------------
WHOLESALE TRADE--0.2%
 Smith's Food & Drug Centers
  Inc., 11.25%, 5/15/07.......       100         110,500
                                            ------------
TOTAL CORPORATE BONDS
 (Identified cost
  $13,996,915)................                14,301,830
                                            ------------

MORTGAGE PASS-THROUGH SECURITIES--48.4%
 Federal Home Loan Mortgage
  Corp.,
   5.719%, 10/1/26............       376         383,285
   6.01%, 9/25/36.............       332         325,354
   6.096%, 9/1/26.............       523         532,288
   6.158%, 11/1/26............       359         363,308
   6.50%, (TBA)...............     1,511       1,483,606
   6.50%, 2/1/11..............   $   769    $    757,509
   6.50%, 4/1/11..............        88          86,584
   7.00%, (TBA)...............     1,082       1,081,318
   7.00%, 1/1/11..............       680         681,028
   7.00%, 3/1/11..............        83          83,360
   7.00%, 8/1/25..............       956         941,366
   7.00%, 9/1/25..............       590         578,859
   7.00%, 1/1/26..............       614         602,970
   7.00%, 4/1/26..............        10           9,329
   9.50%, 1/1/99..............       384         411,720
   9.50%, 1/1/99..............        96         102,930
 Federal National Mortgage
  Association,
   5.39%, 10/1/26.............       342         347,382
   6.12%, 8/1/26..............       447         447,014
   6.67%, 12/1/25.............       387         394,050
   6.87%, 8/1/36..............       328         329,140
   7.00%, (TBA)...............     4,735       4,629,930
   7.50%, 12/1/26.............       117         116,506
   7.74%, 7/1/25..............       532         547,021
   8.00%, (TBA)...............     3,191       3,250,831
   8.00%, 9/1/25..............     1,244       1,268,381
   8.00%, 10/1/25.............       339         345,293
   8.00%, 1/1/26..............       569         580,355
 Government National Mortgage
  Association,
   7.00%, (TBA)...............     3,013       3,078,924
   6.00%, (TBA)...............        38          38,012
   6.50%, (TBA)...............     4,936       5,000,020
   6.50%, 1/20/24.............       452         461,040
   8.50%, (TBA)...............     4,070       4,217,538
   9.00%, 9/15/25.............       114         120,110
 Morgan Stanley Capital One
  Inc., 1.42%, 11/15/28.......     2,813         222,202
                                            ------------
TOTAL MORTGAGE PASS-THROUGH
 SECURITIES
 (Identified cost
  $33,980,287)................                33,818,563
                                            ------------

U.S. GOVERNMENT OBLIGATIONS--12.7%
 United States Treasury Notes,
   6.25%, 8/31/00.............     2,113       2,120,924
   6.375%, 3/31/01............       592         595,978
   6.50%, 10/15/06............       164         164,897
   7.50%, 11/15/01............     1,115       1,173,716

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                PRINCIPAL
                                 AMOUNT
         DESCRIPTION              (000)        VALUE
--------------------------------------------------------
LAZARD BOND PORTFOLIO (CONTINUED)
   7.75%, 12/31/99............   $ 1,024    $  1,071,043
 United States Treasury
  Strips, 0.00%, 5/15/03......     5,601       3,771,097
                                            ------------
TOTAL U.S. GOVERNMENT
 OBLIGATIONS
 (Identified cost
  $8,935,929).................                 8,897,655
                                            ------------

REPURCHASE AGREEMENT--30.8%
 State Street Bank and Trust
  Co., 6.00%, 1/2/97
  (Dated 12/31/96,
  collateralized by
  $20,360,000 United States
  Treasury Notes, 7.00%,
  07/15/06, with a value of
  $21,978,416)
  (Identified cost
  $21,543,000) (c)............    21,543      21,543,000
                                            ------------

         DESCRIPTION                           VALUE
--------------------------------------------------------
TOTAL INVESTMENTS
 (Identified cost $91,550,948)
  (b).........................     131.2%   $ 91,707,753
LIABILITIES IN EXCESS OF CASH
 AND OTHER ASSETS.............     (31.2)    (21,801,601)
                                    ----       ---------
NET ASSETS....................     100.0%   $ 69,906,152
                                    ====       =========

(a) Variable rate security. Interest shown is the current rate.
(b) The aggregate cost for federal income tax purposes is $91,582,002; based on tax cost aggregate gross unrealized appreciation is $504,208 and the aggregate gross unrealized depreciation is $378,457, resulting in net unrealized appreciation of $125,751.
(c) Segregated securities for when-issued purchases.
--------------------------------------------------------------------------------

                               PRINCIPAL
                                AMOUNT
         DESCRIPTION             (000)        VALUE
--------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO

CURRENCY DENOMINATED BONDS*--84.9%
ARGENTINA PESO--2.1%
GOVERNMENT OBLIGATION
 Argentina Bocon Pre I,
   3.58%, 4/1/01 (a).........      3,590   $  4,256,796
                                           --------------

BRAZILIAN REAL--0.7%
CORPORATE BOND
 Chase Brazil Note,
   17.106%, 5/2/97...........      1,360      1,384,737
                                           --------------

BRITISH POUND--1.3%
CORPORATE BONDS
 Birmingham Midshires
  Building Society,
   9.125%, 1/5/06............        350   $    618,736
 North American Capital
  Corp.,
   8.25%, 11/17/03...........        662      1,131,309
 The Woolwich Building
  Society,
   11.625%, 12/18/01.........        415        811,852
                                           --------------
 TOTAL BRITISH POUND.........                 2,561,897
                                           --------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                               PRINCIPAL
                                AMOUNT
         DESCRIPTION             (000)        VALUE
--------------------------------------------------------
LAZARD STRATEGIC YIELD
 PORTFOLIO (CONTINUED)
CANADIAN DOLLAR--1.5%
GOVERNMENT OBLIGATIONS
 Government of Canada,
   4.25%, 12/1/21............      3,245   $  2,623,561
 Quebec Housing,
   8.95%, 5/13/13............        390        334,090
                                           --------------
 TOTAL CANADIAN DOLLAR.......                 2,957,651
                                           --------------

COLOMBIAN PESO--1.3%
CORPORATE BONDS
 Cargil Colombia,
   0.00%, 1/21/97............  1,316,525      1,311,422
   0.00%, 1/27/97............    500,000        491,304
   0.00%, 2/3/97.............    807,000        789,195
                                           --------------
 TOTAL COLOMBIAN PESO........                 2,591,921
                                           --------------

CZECH KORUNA--2.2%
CORPORATE BONDS
 CEZ AS,
   11.30%, 6/6/05............     58,000      2,137,920
 Komercni Banka,
   11.10%, 6/26/98...........      7,000        255,322
 Skofin,
   11.625%, 2/9/98...........     55,000      2,018,237
                                           --------------
 TOTAL CZECH KORUNA..........                 4,411,479
                                           --------------

DANISH KRONE--2.8%
CORPORATE BONDS
 Kreditforeningen Denmark,
   10.20%, 4/15/04...........      9,590      1,875,413
 Nykredit,
   8.00%, 10/1/26............         82         14,038
 Unikredit,
   8.00%, 10/1/26............     22,045      3,749,300
                                           --------------
 TOTAL DANISH KRONE..........                 5,638,751
                                           --------------

EGYPTIAN POUND--1.2%
GOVERNMENT OBLIGATIONS
 Egypt Discounted Treasury
  Bill,
   0.00%, 1/30/97............      7,000      2,046,214
   0.00%, 6/3/99.............      1,000   $    282,738
                                           --------------
 TOTAL EGYPTIAN POUND........                 2,328,952
                                           --------------

ESTONIAN KROON--0.7%
CORPORATE BONDS
 City of Tallinn,
   8.05%, 2/10/97............      3,500        284,242
 Estonia Telephone Co.,
   0.00%, 3/20/97............      2,000        159,996
 Merita Bank,
   10.00%, 12/28/98..........      7,000        570,728
 Port of Tallinn,
   0.00%, 3/24/97............      4,000        319,601
                                           --------------
 TOTAL ESTONIAN KROON........                 1,334,567
                                           --------------

FRENCH FRANC--1.3%
CORPORATE BOND
 Credit Foncier de France,
   7.50%, 3/29/05............     11,995      2,534,936
                                           --------------

GERMAN MARK--0.4%
CORPORATE BONDS
 Autobahn Tank & Rast,
   6.00%, 10/16/00...........      1,050        710,667
                                           --------------

GREEK DRACHMA--1.6%
GOVERNMENT OBLIGATIONS
 Greek Treasury Bill,
   0.00%, 1/31/97............    110,000        441,370
 Republic of Hellenic,
   14.30%, 8/14/03...........    560,000      2,297,110
   14.80%, 6/30/00...........    110,000        450,103
                                           --------------
 TOTAL GREEK DRACHMA.........                 3,188,583
                                           --------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                               PRINCIPAL
                                AMOUNT
         DESCRIPTION             (000)        VALUE
---------------------------------------------------------
LAZARD STRATEGIC YIELD
 PORTFOLIO (CONTINUED)
HUNGARIAN FORINT--0.6%
GOVERNMENT OBLIGATIONS
 Government of Hungary,
   30.00%, 4/18/97...........     55,810   $    492,454
   30.00%, 7/5/97............     94,000        792,111
                                           --------------
 TOTAL HUNGARIAN FORINT......                 1,284,565
                                           --------------

INDONESIAN RUPIAH--2.3%
CORPORATE BONDS
 Medco Energi Corp.,
   0.00%, 1/13/97............  1,000,000        421,138
 PT Centris,
   0.00%, 2/10/97............  2,000,000        831,017
   0.00%, 4/22/97............  1,000,000        402,252
 Sekar Bumi Corp.,
   0.00%, 2/25/97............  3,000,000      1,238,166
   0.00%, 2/27/97............  1,000,000        412,367
 Steady Safe,
   0.00%, 4/30/97............  3,000,000      1,202,187
                                           --------------
 TOTAL INDONESIAN RUPIAH.....                 4,507,127
                                           --------------

ITALIAN LIRA--2.5%
GOVERNMENT OBLIGATIONS
 Republic of Italy,
   12.00%, 1/17/99...........  3,440,000      2,494,397
   12.50%, 3/1/01............  3,235,000      2,564,542
                                           --------------
 TOTAL ITALIAN LIRA..........                 5,058,939
                                           --------------

JAPANESE YEN--0.1%
CONVERTIBLE BOND
 Aderans Co.,
   1.80%, 8/29/97............     23,000        198,800
                                           --------------

KENYAN SHILLING--1.1%
GOVERNMENT OBLIGATIONS
 Kenyan Treasury Bill,
   0.00%, 2/24/97............     75,000      1,332,197
   0.00%, 3/3/97.............     54,000        955,547
                                           --------------
 TOTAL KENYAN SHILLING.......                 2,287,744
                                           --------------
LEBANESE POUND--1.1%
CORPORATE BONDS
 Paribas Participation,
   0.00%, 2/6/97.............    370,000   $    234,795
   0.00%, 4/10/97............    380,000        231,893
   0.00%, 5/1/97.............  1,334,030        806,091
   0.00%, 5/29/97............  1,600,000        964,742
                                           --------------
 TOTAL LEBANESE POUND........                 2,237,521
                                           --------------

MALAYSIAN RINGGIT--0.6%
CORPORATE BONDS
 Peregrine,
   7.80%, 5/27/97............      2,750      1,087,048
 Peregrine Investment
  Holdings Ltd.,
   8.08%, 5/6/97.............        400        158,276
                                           --------------
 TOTAL MALAYSIAN RINGGIT.....                 1,245,324
                                           --------------

MEXICAN PESO--1.1%
CORPORATE BOND
 UDI Bonos,
   7.00%, 5/27/99............         16        351,983
GOVERNMENT OBLIGATIONS
 Mexican Cetes,
   0.00%, 5/29/97............         62         71,130
   0.00%, 6/26/97............        514        580,851
   0.00%, 12/4/97............      1,100      1,118,743
                                           --------------
 TOTAL MEXICAN PESO..........                 2,122,707
                                           --------------

NEW ZEALAND DOLLAR--2.7%
GOVERNMENT OBLIGATION
 New Zealand,
   10.00%, 3/15/02...........      6,780      5,384,605
                                           --------------

NORWEGIAN KRONE--1.0%
CORPORATE BOND
 Sparebanken Norway,
   10.25%, 6/23/03 (a).......     12,250      2,041,191
                                           --------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                               PRINCIPAL
                                AMOUNT
         DESCRIPTION             (000)        VALUE
---------------------------------------------------------
LAZARD STRATEGIC YIELD
 PORTFOLIO (CONTINUED)
POLISH ZLOTY--2.1%
GOVERNMENT OBLIGATIONS
 Government of Poland,
   16.00%, 10/12/98..........      1,300   $    426,170
 Poland Treasury Bill,
   0.00%, 1/2/97.............      4,760      1,659,219
   0.00%, 4/2/97.............      5,700      1,896,223
   0.00%, 8/27/97............        400        121,908
                                           --------------
 TOTAL POLISH ZLOTY..........                 4,103,520
                                           --------------

PORTUGUESE ESCUDO--1.0%
GOVERNMENT OBLIGATION
 Republic of Portugal,
   11.875%, 2/23/00..........    258,000      1,939,368
                                           --------------

SLOVAKIAN KORUNA--0.5%
CORPORATE BONDS
 Wood & Co.,
   0.00%, 1/17/97............     19,000        588,634
 Wood SKK Note,
   0.00%, 2/4/97.............     12,900        396,551
                                           --------------
 TOTAL SLOVAKIAN KORUNA......                   985,185
                                           --------------

SOUTH AFRICAN RAND--0.6%
CORPORATE BOND
 Eskom,
   15.00%, 10/1/98...........      2,245        470,562
GOVERNMENT OBLIGATION
 Republic of South Africa,
   12.50%, 12/21/06..........      3,875        677,561
                                           --------------
 TOTAL SOUTH AFRICAN RAND....                 1,148,123
                                           --------------

SPANISH PESETA--3.3%
GOVERNMENT OBLIGATION
 Spanish Government,
   11.30%, 1/15/02...........    703,970      6,615,393
                                           --------------

SWITZERLAND FRANC--0.3%
CONVERTIBLE BONDS
 Cesar Co.,
   0.125%, 9/30/98...........        250        167,165
   0.125%, 9/30/00...........        650   $    422,488
                                           --------------
 TOTAL SWITZERLAND FRANC.....                   589,653
                                           --------------

THAILAND BAHT--1.3%
CORPORATE BONDS
 Finance One Bill of
  Exchange,
   0.00%, 8/28/97............     10,000        364,994
   0.00%, 10/15/97...........     10,000        360,249
 Krungthai Thanakit PLC,
   0.00%, 5/21/97............     21,000        787,891
 Peregrine Investment
  Holdings Ltd.,
   0.00%, 1/6/97.............      6,168        240,144
 Peregrine THB Discount Note,
   0.00%, 5/21/97............     10,000        374,129
 Peregrine THB Note,
   0.00%, 1/6/97.............      3,000        116,836
 Phatra Thanakit Co., Ltd.,
   0.00%, 12/18/97...........     10,000        353,201
                                           --------------
 TOTAL THAILAND BAHT.........                 2,597,444
                                           --------------
UNITED STATES DOLLAR--45.6%
COLLATERALIZED MORTGAGE
 OBLIGATIONS
 Asset Securitization Corp.
  144A, Series 1996-D3, Class
  ACS2,
   1.72%, 10/13/26...........      2,851        339,002
 Asset Securitization Corp.,
  Series 1995-MD4, Class
  ACS2,
   2.17%, 8/13/29 (a)........      4,042        735,165
 Asset Securitization Corp.,
  Series 1996-D2, Class ACS2,
   1.61%, 2/28/26 (a)........      5,720        581,831

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                               PRINCIPAL
                                AMOUNT
         DESCRIPTION             (000)        VALUE
--------------------------------------------------------
LAZARD STRATEGIC YIELD
 PORTFOLIO (CONTINUED)
 Federal Home Loan Mortgage
  Corp., Series T4, Class
  AWAC,
   6.01%, 9/25/36............        709   $    695,731
 Federal National Mortgage
  Association, Series 23,
  Class 2,
   10.00%, 9/1/17............      4,603      1,438,441
 LB Commercial Conduit
  Mortgage Trust, Series
  1996-C2, Class I0,
   1.249%, 10/25/26 (a)......      8,713        539,096
 Lennar Central Partners Ltd.
  144A, Series 1994-1, Class
  D,
   9.89%, 9/15/04............        370        372,633
 Merrill Lynch Mortgage
  Investments Inc. 144A,
  Series 1996-C1, Class I0,
   0.57%, 4/25/28 (a)........     15,240        467,857
 Morgan Stanley Capital One
  Inc. 144A, Series 1996-WF1,
  Class X,
   1.42%, 11/15/28...........      6,023        475,854
 Structured Asset
  Securitization Corp.,
  Series 1996-CFL, Class X1,
   1.30%, 2/25/28............      6,608        339,678
 Structured Asset
  Securitization Corp.,
  Series 1996-CFL, Class X2,
   1.27%, 2/25/28............      3,531        112,537
CONVERTIBLE BONDS
 Finance One PLC,
   2.00%, 8/31/01............        200        181,500
 Huntingdon International
  Holdings Capital Ltd. 144A,
   7.50%, 9/25/06............        480        369,600
CORPORATE BONDS
 American Pad & Paper Co.
  144A,
   13.00%, 11/15/05..........        374        433,840
 Americold Corp.,
   12.875%, 5/1/08...........        695   $    719,325
 AMF Group Inc. 144A,
   10.875%, 3/15/06 (c)......        950      1,007,000
 Amtrol Inc. 144A,
   10.625%, 12/31/06 (c).....      1,791      1,849,207
 Argentina Bocon,
   5.30%, 9/1/02 (a).........        750        803,625
 Argosy Gaming Co. 144A,
   13.25%, 6/1/04............        762        710,565
 BE Aerospace Inc. 144A,
   9.875%, 2/1/06............        845        887,250
 Cablevision Systems Corp.,
   10.50%, 5/15/16...........        162        167,265
 Calpine Corp.,
   10.50%, 5/15/06...........        380        402,800
 Carrols Corp.,
   11.50%, 8/15/03...........        820        881,500
 Ce Casecnan Water & Energy,
  Inc., 144A Series B,
   11.95%, 11/15/10..........      1,150      1,279,375
 Cobb Theatres LLC/Finance
  Corp. 144A,
   10.625%, 3/1/03 (c).......      1,000      1,057,500
 Collins & Aikman Corp.,
   11.50%, 4/15/06 (c).......      1,600      1,744,000
 Commodore Media Inc. 144A,
   7.50%, 5/1/03 (a).........        650        685,750
 Commonwealth Aluminum Corp.
  144A,
   10.75%, 10/1/06 (c).......      1,500      1,545,000
 Courtyard by Marriott II
  Ltd. 144A, Series B,
   10.75%, 2/1/08 (c)........      1,150      1,213,250
 CSK Auto, Inc.,
   11.00%, 11/1/06...........        500        525,000
 Dade International, Inc.
  144A,
   11.125%, 5/1/06...........        200        216,500
 Den Norske Credit,
   5.75%, 11/29/49 (a).......        800        686,000
 Duane Reade Holding Corp.,
   0.00%, 9/15/04............      1,000        580,000

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                               PRINCIPAL
                                AMOUNT
         DESCRIPTION             (000)        VALUE
---------------------------------------------------------
LAZARD STRATEGIC YIELD
 PORTFOLIO (CONTINUED)
 Dynacare, Inc.,
   10.75%, 1/15/06 (c).......      1,215   $  1,230,187
 Eagle Food Centers, Inc.,
   8.625%, 4/15/00...........        600        576,000
 Echostar Satellite Broadcast
  Corp. 144A,
   13.125%, 3/15/04..........        500        377,500
 Export-Import Bank of Japan,
   8.00%, 6/4/00.............        340        339,625
 Fundy Cable Ltd.,
   11.00%, 11/15/05..........        475        503,500
 Grand Union Co.,
   12.00%, 9/1/04 (c)........      1,500      1,582,500
 Hayes Wheels International,
  Inc.,
   11.00%, 7/15/06 (c).......        615        671,119
 Hollywood Casino Inc.,
   12.75%, 11/1/03 (c).......      1,263      1,212,480
 Hong Kong & Shanghai Bank,
   6.00%, 8/29/49 (a), (c)...      1,200      1,046,160
 ICF Kaiser International
  Inc.,
   13.00%, 12/31/03 (a)......        392        372,400
 Indah Kiat Paper & Pulp
  Corp.,
   8.875%, 11/1/00...........        600        594,000
 International Specialty
  Products Holdings Inc.
  144A,
   9.75%, 2/15/02............        250        256,250
 Intertek Financial Corp.
  144A,
   10.25%, 11/1/06...........        372        386,880
 Isveimer,
   6.14766%, 12/18/97 (a)....        475        471,865
 IXC Communications Inc.,
  144A,
   12.50%, 10/1/05...........        450        492,750
 K & F Industries, Inc.,
   10.375%, 9/1/04...........      1,300      1,371,500
 Lodgenet Entertainment
  Corp.,
   10.25%, 12/15/06..........      1,000   $  1,002,500
 Maxus Energy Corp.,
   10.83%, 9/1/04 (c)........      1,050      1,128,750
 Maxxam Group Holdings Inc.,
   12.00%, 8/1/03............      1,000      1,020,000
 Nextel Communications, Inc.,
   0.00%, 8/15/04............      1,000        682,500
 Orbcomm Global LP 144A,
   14.00%, 8/15/04...........      1,100      1,113,750
 Park Broadcasting Inc. 144A,
   11.75%, 5/15/04 (c).......      1,250      1,468,750
 Parker Drilling Co. 144A,
   9.75%, 11/15/06...........        500        527,500
 Peregrine Investment
  Holdings Ltd.,
   11.10%, 5/12/97...........        250        240,156
   11.55%, 1/13/97...........        200        198,876
 PhoneTel Technologies, Inc,
   12.00%, 12/15/06..........      1,200      1,230,000
 Pierce Leahy Corp.,
   11.125%, 7/15/06 (c)......      1,380      1,518,000
 Plains Resources Inc. 144A,
   10.25%, 3/15/06...........        315        337,050
 Poindexter (J.B.) & Co.,
   12.50%, 5/15/04...........        973        948,675
 Pueblo Xtra International,
   9.50%, 8/1/03.............        476        446,250
 Reliance Industries Ltd.
  144A,
   8.125%, 9/27/05...........        350        350,656
   8.125%, 9/27/05...........        100        101,500
   9.375%, 6/24/26...........        500        548,500
 Remington Products Co. 144A,
   11.00%, 5/15/06...........        925        814,000
 Rifkin Acquisitions Partners
  LP 144A,
   11.125%, 1/15/06 (c)......      1,123      1,170,728
 Sabreliner Corp.,
   12.50%, 4/15/03 (c).......      1,200      1,152,000

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                               PRINCIPAL
                                AMOUNT
         DESCRIPTION             (000)        VALUE
--------------------------------------------------------
LAZARD STRATEGIC YIELD
 PORTFOLIO (CONTINUED)
 Scholastic Brands, Inc.,
   11.00%, 1/15/07...........      1,000   $  1,020,000
 Silgan Corp.,
   11.75%, 6/15/02 (c).......      1,067      1,136,355
 Smith's Food & Drug Centers
  Inc.,
   11.25%, 5/15/07...........        710        784,550
 Spanish Broadcasting
  Systems, Inc. 144A,
   7.50%, 6/15/02 (c)........      1,100      1,155,000
 Spinnaker Industries, Inc.
  144A,
   10.75%, 10/15/06..........        500        520,000
 Sullivan Broadcasting,
   10.25%, 12/15/05..........        400        402,000
 Telemundo Group, Inc.,
   7.00%, 2/15/06 (c)........      1,400      1,347,500
 Terex Corp. 144A,
   13.25%, 5/15/02...........      1,000      1,077,500
 Tokheim Corp. 144A,
   11.50%, 8/1/06............      1,500      1,567,500
 Transtexas Gas Corp.,
   11.50%, 6/15/02 (c).......      1,600      1,728,000
 Unisys Corp. 144A,
   12.00%, 4/15/03 (c).......      1,011      1,076,715
 Universal Outdoor, Inc.,
   9.75%, 10/15/06...........      1,000      1,032,500
 Waxman Industries Inc. 144A,
   12.75%, 6/1/04............        220        161,150
 William Carter Co. 144A,
   10.375%, 12/1/06 (c)......      1,150      1,190,250
 Wright Medical Technology
  Inc. 144A,
   10.75%, 7/1/00............        929        938,290
FOREIGN GOVERNMENT
 OBLIGATIONS
 Federal Republic of Brazil,
   6.56%, 4/15/12............      1,150        871,125
 Morocco Restructuring &
  Consolidation Agreement,
   6.38%, 1/1/09 (a).........      1,000        822,500
 Republic of Croatia,
   6.69%, 7/31/10............        250   $    241,563
 Republic of Venezuela,
   6.63%, 3/31/07 (a)........        750        667,500
 Russia IAN,
   0.00%, 12/15/15...........      2,000      1,385,000
 United Mexican States,
   6.35%, 12/31/19...........        250        214,375
   7.56%, 8/6/01.............        200        200,470
 United Mexican States 144A,
   6.38%, 12/31/19...........      1,000        858,750
 Venezuela DCB,
   6.50%, 12/18/08...........        500        424,375
MORTGAGE-BACKED SECURITIES
 Federal Home Loan Mortgage
  Corp.,
   6.10%, 9/1/26.............        192        195,206
 Federal National Mortgage
  Association,
   5.42%, 12/16/97...........        870        868,369
   6.12%, 8/1/26.............        164        163,939
   6.67%, 12/1/25............        141        143,602
 Government National Mortgage
  Association,
   6.00%, 11/20/25 (a).......        927        947,832
   6.00%, 12/20/99...........      1,390      1,420,413
   6.50%, 12/20/99...........        582        589,548
 Residential Mortgage
  Funding,
   2.01%, 1/3/20 (a).........     13,578      1,370,535
MUNICIPALS
 Harris County Texas,
   5.625%, 10/1/23...........        615        605,326
STRUCTURED NOTES
 Bt & Co Croatia Index Note,
   3.00%, 3/1/99.............      1,500        972,349
 Bt Croatia,
   0.00%, 10/1/99............      1,000        697,946
 Asia Invest Interest, Ltd.,
   0.00%, 1/13/97............      1,025      1,018,071
   0.00%, 6/13/97............      1,225      1,158,237
   0.00%, 11/12/97...........      1,225      1,134,348

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                               PRINCIPAL
                                AMOUNT
         DESCRIPTION             (000)        VALUE
---------------------------------------------------------
LAZARD STRATEGIC YIELD
 PORTFOLIO (CONTINUED)
 Asia Invest Interest, Ltd.
  Cayman Islands,
   0.00%, 2/5/97.............        275   $    272,671
 Chase Russian GKO,
   0.00%, 6/20/97............      2,025      2,334,181
   0.00%, 7/3/97.............      1,450      1,491,904
 ING Sekar Philippine Note,
   0.00%, 2/6/97 (c).........      1,338      1,317,652
 Midland Bank Barkrie,
   0.00%, 4/23/97............        800        579,040
 Russian Sovereign Note,
   0.00%, 2/5/97.............        700        686,532
U.S. GOVERNMENT OBLIGATIONS
 United States Treasury
  Notes,
   6.875%, 3/31/97 (c).......        510        511,831
                                           --------------
 TOTAL UNITED STATES
  DOLLAR.....................                90,831,034
                                           --------------
TOTAL CURRENCY DENOMINATED
 BONDS*
 (Identified cost
  $164,543,162)..............               169,079,180
                                           --------------

                                SHARES
                               ---------
PREFERRED STOCKS--1.4%
 Cablevision Systems
  Corp. .....................      7,454   $    668,996
 Fuji International Finance
  (Bermuda) Trust............         28        734,755
 Silgan Holdings, Inc.
  144A.......................        309        330,630
 Georgetown Re Limited.......          2      1,000,000
                                           ------------
TOTAL PREFERRED STOCKS
 (Identified cost
  $2,748,174)................                 2,734,381
                                           ------------
RIGHTS--0.0%
 (Identified cost $0)
 United Mexican States.......        633              0
                                           ------------
COMMERCIAL PAPER--4.7%
 American Express Credit
  Corp.,
   5.27%, 5/19/97............      1,255   $  1,229,647
 Ford Motor Credit Co.,
   5.34%, 4/3/97.............        500        493,177
 Ford Motor Credit Corp.,
   5.31%, 1/13/97............        420        419,256
   5.33%, 2/14/97............        375        372,557
 General Electric Capital
  Corp.,
   5.30%, 1/21/97............      1,206      1,202,449
   5.30%, 2/28/97............      1,000        991,461
   5.32%, 4/25/97............      1,517      1,491,444
   5.34%, 6/26/97............        330        321,385
 General Motors Acceptance
  Corp.,
   5.38%, 4/29/97............      2,000      1,964,731
   5.47%, 2/28/97............        845        837,553
                                           ------------
TOTAL COMMERCIAL PAPER
 (Identified cost
  $9,323,660)................                 9,323,660
                                           ------------

DISCOUNT NOTES--1.6%
 Federal Farm Credit Bank
  Discount Note,
   5.27%, 12/18/97...........      2,160      2,049,014
 Federal National Mortgage
  Association Discount Note,
   5.35%, 3/31/97............      1,090      1,075,583
                                           ------------
TOTAL DISCOUNT NOTES
 (Identified cost
  $3,124,597)................                 3,124,597
                                           ------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                               PRINCIPAL
                                AMOUNT
         DESCRIPTION             (000)        VALUE
--------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO
 (CONTINUED)
REPURCHASE AGREEMENT--5.1%
 State Street Bank and Trust
  Co., 6.00%, 1/2/97
  (Dated 12/31/96,
  collateralized by
  $9,610,000 United States
  Treasury Notes, 7.00%,
  07/15/06, with a value of
  $10,373,899)
  6.00%, 1/2/97
  (Identified cost
  $10,167,000) (c)...........     10,167   $ 10,167,000
                                           ------------
         DESCRIPTION                          VALUE
--------------------------------------------------------
TOTAL INVESTMENTS
 (Identified cost
  $189,906,593) (b)..........       97.7%  $194,428,818
CASH AND OTHER ASSETS IN
 EXCESS OF LIABILITIES.......        2.3      4,653,980
                                     ---      ---------
NET ASSETS...................      100.0%  $199,082,798
                                     ===      =========

(a) Variable rate security. Interest shown is the current rate.
(b) The aggregate cost for federal income tax purposes is $190,074,528; based on tax cost aggregate gross unrealized appreciation is $5,268,574 and the aggregate gross unrealized depreciation is $914,284, resulting in net unrealized appreciation of $4,354,290.
(c) Segregated securities for when-issued purchases and forward foreign currency contracts.
 * Percentages of holdings are presented in the portfolio by currency denomination.

   Percentages by country are as follows:

   Argentina 2.5%, Brazil 1.1%, Canada 1.5%, Colombia 1.3%, Czech Republic 2.2%, Denmark 2.8%, Egypt 1.2%, Estonia 0.7%, France 1.3%, Germany 1.2%, Greece 1.6%, Hungary 0.6%, Indonesia 2.7%, Italy 2.5%, Japan 0.3%, Kenya 1.1%, Lebanon 1.1%, Malaysia 0.6%, Mexico 1.7%, Morocco 0.4%, New Zealand 2.7%, Norway 1.0%, Poland 2.1%, Portugal 1.0%, Slovakia 0.5%, South Africa 0.6%, Spain 3.3%, Switzerland 0.3%, Thailand 1.4%, United Kingdom 1.3%, United States 43.2%, Venezuela 0.5%.

   Percentages by industry are as follows:

   Advertising 0.5%, Aerospace 1.7%, Automotive 1.5%, Banking & Finance 11.6%, Biotechnology 0.1%, Broadcasting 0.9%, Building & Construction 0.1%, Business Services 0.8%, Chemicals 0.1%, Clothing 0.6%, Collateralized Mortgage Obligations 3.2%, Commercial Services 0.6%, Communications 2.2%, Computers 0.5%, Construction 0.5%, Entertainment 1.0%, Environmental Services 0.2%, Financial Services 3.6%, Food Service 1.0%, Foreign Government Obligations 24.3%, Gaming 1.0%, Hotels 0.6%, Manufacturing 5.8%, Medical Supplies 1.1%, Miscellaneous 2.5%, Mortgage Backed Securities 2.9%, Municipal 0.3%, Oil & Gas 2.4%, Paper Products & Services 0.5%, Real Estate 1.0%, Recreation 0.5%, Restaurants 0.4%, Retail 1.4%, Structured Notes 5.7%, Telecommunications 2.1%, Transportation 0.6%, U.S. Government Obligation 0.3%, Utilities 2.2%

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
Forward Foreign Currency Contracts open at December 31, 1996:

                                                                Unrealized
     Contracts              In Exchange          Deliver       Appreciation
    to Deliver                  For               Date        (Depreciation)
-------------------     -------------------     ---------     --------------
 $        2,160,000      CLP    958,040,784      12/23/97        $(12,649)
 $          870,000      VEB    449,355,000      12/12/97         (15,303)
 $          330,000      INR     12,295,800       6/26/97           1,602
 $        1,255,000      MXN     11,094,200       5/19/97          56,371
 $        2,000,000      KRW  1,700,000,000       4/29/97         (28,483)
 $        1,477,819      MXN     13,000,000       4/25/97          77,205
 $          500,000      KRW    429,550,000        4/3/97            (852)
 $        1,090,000      PEN      2,881,960       3/31/97          (6,556)
 $          510,000      CNY      4,502,331       3/26/97          24,719
 AUD      6,674,510      $        5,408,890       3/12/97         107,924
 CAD      3,902,792      $        2,915,406       3/12/97          52,113
 CHF        807,647      $          626,714       3/12/97          18,888
 DEM     22,394,608      $       14,657,014       3/12/97          35,898
 DKK     33,346,625      $        5,693,659       3/12/97          11,563
 ESP    921,535,589      $        7,077,846       3/12/97          (8,489)
 FRF     13,316,973      $        2,565,693       3/12/97         (11,643)
 GBP      1,968,919      $        3,301,011       3/12/97         (66,389)
 ITL  8,093,101,081      $        5,316,607       3/12/97           1,854
 JPY    434,996,704      $        3,874,735       3/12/97          80,603
 NOK     13,004,895      $        2,035,736       3/12/97          10,422
 XEU      2,591,581      $        3,269,021       3/12/97           8,825
 $        3,454,161      AUD      4,366,000       3/12/97          13,362
 $          150,000      CAD        203,820       3/12/97            (467)
 $          570,287      DEM        881,594       3/12/97           5,293
 $           21,302      ESP      2,768,435       3/12/97             (14)
 $          242,000      GBP        143,659       3/12/97           3,696
 $           11,961      NLG         20,472       3/12/97             (47)
 $        1,000,000      HUF    163,810,000       2/28/97         (13,162)
 $          845,000      INR     31,759,325       2/28/97          31,603
 $          375,000      ARS        383,438       2/14/97           8,438
 CLP    454,750,000      $        1,071,512       1/28/97           8,242
 $        1,070,000      CLP    454,750,000       1/28/97          (6,730)
 $        1,190,000      VEB    578,578,000       1/21/97          18,310
 $          420,000      RUR  2,414,911,800        1/8/97          14,806
 $          375,802      THB      9,626,162        1/6/97            (454)
 $          237,996      PLN        682,930        1/2/97             174
 CHF          2,205      $            1,629        1/2/97             (19)
                                                                  -------
                                                                 $420,654
                                                              ================

--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

         DESCRIPTION            SHARES        VALUE
---------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO

COMMON STOCKS--93.9%
AEROSPACE & DEFENSE--1.5%
 Alliant Techsystems, Inc.
  (a)........................    274,900   $ 15,119,500
                                           --------------
AIRLINE--1.1%
 USAir Group, Inc. (a).......    457,500     10,694,063
                                           --------------
APPAREL & TEXTILES--1.3%
 Warnaco Group, Inc. Class
  A..........................    423,000     12,531,375
                                           --------------
AUTO PARTS--1.1%
 Durakon Industries, Inc.
  (a)........................    430,000      5,482,500
 Modine Manufacturing Co. ...     92,500      2,474,375
 Standard Motor Products,
  Inc. Class A...............    215,000      2,983,125
                                           --------------
                                             10,940,000
                                           --------------
BANKING & FINANCIAL SERVICES--4.8%
 Coast Savings Financial,
  Inc. (a)...................    310,000     11,353,750
 Cullen/Frost Bankers,
  Inc. ......................    272,000      9,044,000
 Hibernia Corp. Class A......    899,600     11,919,700
 North Fork Bancorp, Inc. ...    411,000     14,641,875
                                           --------------
                                             46,959,325
                                           --------------
BROADCASTING--1.6%
 Cablevision Systems Corp.
  Class A (a)................     58,000      1,776,250
 Emmis Broadcasting Corp.
  (a)........................    434,200     14,220,050
                                           --------------
                                             15,996,300
                                           --------------
BUSINESS SERVICES AND SUPPLIES--1.3%
 American Pad & Paper Co.
  (a)........................    570,000     12,896,250
                                           --------------
CHEMICALS & PLASTICS--1.6%
 MacDermid, Inc. ............     20,100        552,750
 Mississippi Chemical
  Corp. .....................    618,000     14,832,000
                                           --------------
                                             15,384,750
                                           --------------
COMMERCIAL SERVICES--0.2%
 AFA Protective Systems,
  Inc. ......................     15,100      1,751,600
                                           --------------
COMMUNICATIONS--2.6%
 Associated Group, Inc. Class
  A (a)......................     56,650      1,741,988

 Associated Group, Inc. Class
  B (a)......................    256,650   $  7,635,337
 Cellular Communications of
  Puerto Rico, Inc. (a)......    230,058      4,543,646
 International CableTel, Inc.
  (a)........................    476,000     12,019,000
                                           --------------
                                             25,939,971
                                           --------------
COMPUTERS & BUSINESS EQUIPMENT--4.9%
 Lexmark International Group,
  Inc. Class A (a)...........    667,100     18,428,637
 Stratus Computer, Inc.
  (a)........................    675,400     18,404,650
 Wang Laboratories, Inc.
  (a)........................    540,500     10,945,125
                                           --------------
                                             47,778,412
                                           --------------
CONSTRUCTION MATERIALS--0.1%
 Puerto Rican Cement Company,
  Inc. ......................     35,000      1,093,750
                                           --------------
COSMETICS & TOILETRIES--1.3%
 Alberto Culver Co. Class
  A..........................    276,900     11,422,125
 Tranzonic Co. Class A.......    100,000      1,787,500
                                           --------------
                                             13,209,625
                                           --------------
DRUGS & HEALTH CARE--5.0%
 Integrated Health Services,
  Inc. ......................    473,200     11,534,250
 Lincare Holdings, Inc.
  (a)........................    382,000     15,662,000
 Magellan Health Services,
  Inc. (a)...................    704,000     15,752,000
 Perrigo Co. (a).............    699,000      6,378,375
                                           --------------
                                             49,326,625
                                           --------------
ELECTRICAL EQUIPMENT--5.9%
 American Power Conversion
  Corp. (a)..................    659,500     17,971,375
 Amphenol Corp. Class A......    786,500     17,499,625
 Anixter International, Inc.
  (a)........................    786,400     12,680,700
 Belden, Inc. ...............    252,900      9,357,300
                                           --------------
                                             57,509,000
                                           --------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

         DESCRIPTION            SHARES        VALUE
-------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO
 (CONTINUED)
ELECTRONICS--1.3%
 Allen Organ Co. Class B.....     35,000   $  1,347,500
 Boston Acoustics, Inc. .....     40,000        715,000
 Input/Output Inc. (a).......    553,900     10,247,150
                                           ------------
                                             12,309,650
                                           ------------
FOOD & BEVERAGE--0.2%
 Farmer Brothers Co. ........     15,000      2,280,000
                                           ------------
HOUSEHOLD APPLIANCES &
 HOME FURNISHINGS--3.0%
 Ethan Allen Interiors,
  Inc. ......................    298,000     11,473,000
 National Presto Industries,
  Inc. ......................     42,000      1,569,750
 Sunbeam Corporation, Inc. ..    620,100     15,967,575
                                           ------------
                                             29,010,325
                                           ------------
INDUSTRIAL & MACHINERY--6.8%
 Briggs & Stratton Corp. ....    303,300     13,345,200
 Duriron Company, Inc. ......    520,100     14,107,712
 Manitowoc Company, Inc. ....    447,900     18,139,950
 Measurex Corp. .............    371,700      8,920,800
 United Dominion Industries,
  Ltd. ......................    500,000     11,750,000
                                           ------------
                                             66,263,662
                                           ------------
INSURANCE--6.3%
 American Bankers Insurance
  Group, Inc. ...............    208,600     10,664,675
 Amerin Corp. (a)............    497,800     12,818,350
 NAC Re Corp. ...............    337,000     11,415,875
 Penncorp Financial Group,
  Inc. ......................    458,800     16,516,800
 Reliance Group Holdings,
  Inc. ......................  1,180,000     10,767,500
                                           ------------
                                             62,183,200
                                           ------------
LEISURE TIME--0.6%
 Polaris Industries, Inc. ...    266,700      6,334,125
                                           ------------
MANUFACTURING--9.1%
 Alltrista Corp. (a).........    358,400      9,228,800
 Carlisle Companies, Inc. ...    186,000     11,253,000
 Crane Co. ..................    407,100     11,805,900
 Herman Miller, Inc. ........    276,700   $ 15,668,137
 Mark IV Industries, Inc. ...    834,585     18,882,486
 TRINOVA Corp. ..............    414,100     15,062,888
 Varlen Corp. ...............    343,970      7,072,883
                                           ------------
                                             88,974,094
                                           ------------
MEDICAL SUPPLIES--1.2%
 Dentsply International,
  Inc. ......................    240,000     11,400,000
                                           ------------
OIL & GAS--3.1%
 Helmerich & Payne, Inc. ....    180,300      9,398,138
 Ultramar Diamond Shamrock
  Corp. .....................    204,000      6,451,500
 Vintage Petroleum, Inc. ....    410,500     14,162,250
                                           ------------
                                             30,011,888
                                           ------------
PUBLISHING--3.4%
 Banta Corp. ................    562,750     12,872,906
 Scientific Games Holdings
  Corp. (a)..................    464,500     12,425,375
 World Color Press, Inc.
  (a)........................    402,000      7,738,500
                                           ------------
                                             33,036,781
                                           ------------
REAL ESTATE--3.4%
 Alexander's, Inc. (a).......     45,000      3,560,625
 FelCor Suite Hotels,
  Inc. ......................    330,000     11,673,750
 Liberty Property Trust......    271,500      6,991,125
 Reckson Associates Realty
  Corp. .....................    260,000     10,985,000
                                           ------------
                                             33,210,500
                                           ------------
RESTAURANTS, LODGING &
 ENTERTAINMENT--0.5%
 Sbarro, Inc. ...............    193,200      4,926,600
                                           ------------
RETAIL--4.3%
 Fingerhut Companies,
  Inc. ......................    822,200     10,071,950
 Fred Meyer, Inc. (a)........    388,000     13,774,000
 HSN Inc. (a)................    362,790      8,616,262
 Sotheby's Holdings, Inc.
  Class A....................    508,200      9,465,225
                                           ------------
                                             41,927,437
                                           ------------
RETAIL TRADE--2.0%
 Carson Pirie Scott & Co.
  (a)........................    431,200     10,887,800

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

         DESCRIPTION            SHARES        VALUE
-------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO (CONTINUED)
 Proffitts, Inc. (a).........    250,000   $  9,218,750
                                           ------------
                                             20,106,550
                                           ------------
STEEL--1.7%
 Huntco, Inc. Class A........    308,600      4,551,850
 UCAR International, Inc.
  (a)........................    332,000     12,491,500
                                           ------------
                                             17,043,350
                                           ------------
TECHNOLOGY--1.3%
 Intelligent Electronics,
  Inc. ......................    855,600      6,844,800
 Mecklermedia Corp. (a)......    320,000      6,320,000
 Verbex Voice Systems, Inc.
  (a), (b)...................    180,501              0
                                           ------------
                                             13,164,800
                                           ------------
TELECOMMUNICATION
 EQUIPMENT--5.9%
 Allen Group, Inc. ..........    721,700     16,057,825
 Network Equipment
  Technologies, Inc. (a).....  1,011,600     16,691,400
 Oak Industries, Inc. (a)....    455,900     10,485,700
 Scientific-Atlanta, Inc. ...    949,800     14,247,000
                                           ------------
                                             57,481,925
                                           ------------
TRANSPORTATION--2.4%
 Air Express International
  Corp. .....................    473,000     15,254,250
 Rollins Truck Leasing
  Co. .......................    685,800      8,658,225
                                           ------------
                                             23,912,475
                                           ------------
TRUCKING & FREIGHT
 FORWARDING--3.1%
 Landstar Systems Inc. (a)...    500,000     11,625,000
 Pittston Burlington Group...    353,700      7,074,000
 Xtra Corp. .................    280,000     12,145,000
                                           ------------
                                             30,844,000
                                           ------------
TOTAL COMMON STOCKS
 (Identified cost
  $740,261,297)..............               921,551,908
                                           ------------
                               PRINCIPAL
                                AMOUNT
         DESCRIPTION             (000)        VALUE
-------------------------------------------------------
CONVERTIBLE BONDS--0.4%
COMMUNICATIONS--0.4%
 International CableTel, Inc.
  144A 7.25%, 4/15/05........  $   3,400   $  3,646,500
                                           ------------
RESTAURANTS, LODGING &
 ENTERTAINMENT--0.0%
 Interactive Light Holdings,
  Inc. 8.00%, 1/25/99 (a),
  (b)........................      1,000        500,000
                                           ------------
TECHNOLOGY--0.0%
 Verbex Voice Systems, Inc.
  10.00%, 6/30/97 (a), (b)...        100              0
                                           ------------
TOTAL CONVERTIBLE BONDS
 (Identified cost
  $4,644,040)................                 4,146,500
                                           ------------

CORPORATE BONDS--0.5%
 (Identified cost $5,589,000)
COMMUNICATIONS--0.5%
 International CableTel, Inc.
  7.00%, 6/15/08.............      5,589      5,030,100
                                           ------------

                                SHARES
                               ---------
PREFERRED STOCKS--0.0%
 (Identified cost $1,500,000)
TECHNOLOGY--0.0%
 Verbex Voice Systems, Inc.,
  0.00%, (a), (b)............    687,285              0
                                           ------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                               PRINCIPAL
                                AMOUNT
         DESCRIPTION             (000)        VALUE
------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO (CONTINUED)
REPURCHASE AGREEMENT--4.6%
 State Street Bank and Trust
  Co., 6.00%, 1/2/97
  (Dated 12/31/1996,
  collateralized by
  $44,985,000 United States
  Treasury Note, 6.375%,
  05/15/1999, with a value of
  $45,827,389)
  (Identified cost
  $44,928,000)...............  $  44,928   $ 44,928,000
                                              ---------
         DESCRIPTION                          VALUE
------------------------------------------------------
TOTAL INVESTMENTS
 (Identified cost
  $796,922,337) (c)..........       99.4%  $975,656,508
CASH AND OTHER ASSETS IN
 EXCESS OF LIABILITIES.......        0.6      5,748,916
                                   -----   ------------
NET ASSETS...................      100.0%  $981,405,424
                                   =====   ============

(a) Non-income producing security.
(b) Private placement (see note 6).
(c) The aggregate cost for federal income tax purposes is $796,922,337; based on tax cost aggregate gross unrealized appreciation is $194,217,511 and the aggregate gross unrealized depreciation is $15,483,340 resulting in net unrealized appreciation of $178,734,171.
--------------------------------------------------------------------------------

         DESCRIPTION            SHARES        VALUE
-------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO

COMMON STOCKS--88.8%
AUSTRALIA--5.3%
 Bibury Ltd. (a), (c)........    472,100   $          0
 Cochlear Limited............    894,000      2,494,189
 Energy Equity Corporation
  Ltd. (a)...................  3,346,200      2,526,739
 Pasminco Ltd. ..............  1,084,500      1,706,788
                                           ------------
 TOTAL AUSTRALIA.............                 6,727,716
                                           ------------
AUSTRIA--1.8%
 Austria Mikro Systeme
  International AG...........     30,315      2,340,429
                                           ------------
BELGIUM--2.0%
 Audiofina SA................     46,500      2,198,408
 Audiofina SA (Lux)..........      7,100        323,543
                                           ------------
 TOTAL BELGIUM...............                 2,521,951
                                           ------------
CANADA--1.7%
 Maple Leaf Foods, Inc. .....    319,500      2,158,311
                                           ------------
FINLAND--6.9%
 Amer Group, Ltd. ...........    100,200      2,069,348

         DESCRIPTION            SHARES        VALUE
-------------------------------------------------------
 Huhtamaki Group.............     65,200   $  3,033,217
 Sampo Insurance Company
  Ltd. ......................     46,500      3,669,457
                                           ------------
 TOTAL FINLAND...............                 8,772,022
                                           ------------
FRANCE--7.1%
 Business Objects SA (a),
  (b)........................     22,200        299,700
 Credit National.............     33,500      1,929,228
 Europeene d' Extincteurs....     32,000      1,985,930
 Le Carbone-Lorraine.........      7,049      1,334,127
 Scor SA (a), (b)............     68,600      2,358,125
 Societe des Immeubles de
  France.....................     19,615      1,156,826
                                           ------------
 TOTAL FRANCE................                 9,063,936
                                           ------------
GERMANY--2.6%
 Cewe Color Holding AG.......      7,400      1,683,130
 Data Modul AG...............     23,530        527,544
 Holsten Brauerei AG.........        337         74,461

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

         DESCRIPTION            SHARES        VALUE
-------------------------------------------------------
LAZARD INTERNATIONAL SMALL
 CAP PORTFOLIO (CONTINUED)
 Marseille-Kliniken AG.......     47,000   $  1,017,091
                                           ------------
 TOTAL GERMANY...............                 3,302,226
                                           ------------
HONG KONG--3.4%
 Peregrine Investment
  Holdings Ltd. .............  1,499,000      2,567,942
 Shaw Brothers (Hong Kong)
  Ltd. ......................  1,427,000      1,697,382
                                           ------------
 TOTAL HONG KONG.............                 4,265,324
                                           ------------
IRELAND--4.1%
 Fitzwilton PLC..............  2,842,550      2,408,533
 Jurys Hotel Group PLC.......    263,300      1,204,728
 Jurys Hotel Group PLC
  (Dublin)...................    177,300        811,235
 Unidare PLC.................    241,600        777,902
                                           ------------
 TOTAL IRELAND...............                 5,202,398
                                           ------------
ITALY--5.0%
 Arnoldo Mondadori Editore
  SPA........................    333,600      2,715,861
 Editoriale L' Espresso SPA
  (a)........................    558,000      1,544,891
 SONDEL-Societa Nordelettrica
  SPA (a)....................    937,200      2,088,158
                                           ------------
 TOTAL ITALY.................                 6,348,910
                                           ------------
JAPAN--4.9%
 Aderans Company Ltd. .......     90,000      2,199,292
 Dowa Fire & Marine Insurance
  Co. .......................    301,000      1,159,192
 Kanamoto Company Ltd. ......     77,000        837,752
 Nisshin Fire & Marine
  Insurance Co. .............    336,000      1,282,376
 Zenitaka Corp...............    146,000        685,813
                                           ------------
 TOTAL JAPAN.................                 6,164,425
                                           ------------
NEW ZEALAND--7.3%
 Fisher & Paykel Industries
  Ltd. ......................    575,516      2,258,122
 The Warehouse Group Ltd. ...    678,200      1,630,173

         DESCRIPTION            SHARES        VALUE
-------------------------------------------------------
 Tranz Rail Holdings Ltd.
  (a), (b)...................    162,300   $  2,870,681
 Wrightson Ltd. .............  2,873,200      2,498,435
                                           ------------
 TOTAL NEW ZEALAND...........                 9,257,411
                                           ------------
NORWAY--6.8%
 Aker AS Class B.............    125,400      2,510,686
 Fokus Bank AS...............    390,800      2,662,712
 P4 Radio Hele Norge ASA
  (a)........................    281,000      2,529,528
 Smedvig ASA (a).............     44,000        894,600
                                           ------------
 TOTAL NORWAY................                 8,597,526
                                           ------------
PAKISTAN--0.0%
 Lever Brothers Ltd. ........        540          8,771
 Packages....................        840          1,032
                                           ------------
 TOTAL PAKISTAN..............                     9,803
                                           ------------
SPAIN--4.4%
 Corporacion Financiera
  Reunida SA (a).............  1,070,400      3,512,347
 Prosegur Cia de Seguridad
  SA.........................    229,500      2,121,317
                                           ------------
 TOTAL SPAIN.................                 5,633,664
                                           ------------
SWEDEN--8.5%
 Getinge Industries AB.......     66,198      1,305,537
 Intentia International AB
  (a)........................    178,000      2,662,209
 Scala International AB
  (a)........................     36,600      3,327,321
 TV 4 AB Series A............    172,900      3,549,319
                                           ------------
 TOTAL SWEDEN................                10,844,386
                                           ------------
SWITZERLAND--2.8%
 Attisholz Holding AG........      2,600      1,010,086
 Liechtenstein Global Trust
  AG.........................      5,000      2,562,570
                                           ------------
 TOTAL SWITZERLAND...........                 3,572,656
                                           ------------
UNITED KINGDOM--12.9%
 Bell Cablemedia PLC (a),
  (b)........................     75,400      1,168,700
 Filofax Group PLC...........    457,100      1,080,688
 Greycoat PLC................    520,675      1,382,639
 Hogg Robinson PLC...........    565,300      2,953,855

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

         DESCRIPTION            SHARES        VALUE
-------------------------------------------------------
LAZARD INTERNATIONAL SMALL
 CAP PORTFOLIO (CONTINUED)
 London Clubs International
  PLC........................    503,800   $  2,623,868
 McDonnell Information
  Systems PLC (a)............  1,680,800        979,051
 Scholl PLC..................    736,400      3,746,973
 Takare PLC..................  1,035,900      2,413,610
                                           ------------
 TOTAL UNITED KINGDOM........                16,349,384
                                           ------------
UNITED STATES--1.3%
 Flextronics International,
  Ltd. (a)...................     57,800      1,603,950
                                           ------------
TOTAL COMMON STOCKS
 (Identified cost
  $105,587,459)..............               112,736,428
                                           ------------

PREFERRED STOCKS--6.5%
GERMANY--4.5%
 Hornbach Holding AG.........     34,300      2,451,911
 Moebel Walther AG...........     50,770      3,332,317
                                           ------------
 TOTAL GERMANY...............                 5,784,228
                                           ------------
UNITED KINGDOM--2.0%
 Signet Group PLC (a), (b)...         23      2,484,000
                                           ------------
TOTAL PREFERRED STOCKS
 (Identified cost
  $5,450,705)................                 8,268,228
                                           ------------

WARRANTS--0.1%
 (Identified cost $0)
HONG KONG--0.1%
 Peregrine Investment
  Holdings, Ltd. ............    149,900         47,967
                                           ------------
                               PRINCIPAL
                                AMOUNT
         DESCRIPTION             (000)        VALUE
-------------------------------------------------------
CONVERTIBLE BONDS--1.4%
 (Identified cost $1,700,000)
UNITED STATES--1.4%
 International CableTel, Inc.
  144A, 7.25%, 4/15/05.......  $   1,700   $  1,823,250
                                           ------------
REPURCHASE AGREEMENT--1.8%
 State Street Bank and Trust
  Co., 6.00%, 1/2/97
  (Dated 12/31/96,
  collateralized by
  $2,180,000 United States
  Treasury Note, 7.00%,
  07/15/06, with a value of
  $2,353,288)
  (Identified cost
  $2,303,000) (e)............      2,303      2,303,000
                                           ------------
TOTAL INVESTMENTS
 (Identified cost
  $115,041,164) (d)..........       98.6%   125,178,873
CASH AND OTHER ASSETS IN
 EXCESS OF LIABILITIES.......        1.4      1,793,664
                                   -----   ------------
NET ASSETS...................      100.0%  $126,972,537
                                   =====   ============

(a) Non-income producing security.
(b) American Depository Receipts.
(c) Bankrupt security valued at zero.
(d) The aggregate cost for federal income tax purposes is $115,065,035; based on tax cost aggregate gross unrealized appreciation is $17,564,079 and the aggregate gross unrealized depreciation is $7,450,241, resulting in net unrealized appreciation of $10,113,838.
(e) Segregated securities for when-issued purchases.
 * Percentages of common stocks, preferred stocks, and convertible bonds are presented in the portfolio by country.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

   Percentages by industry are as follows:

   Agriculture 2.0%, Apparel & Textiles 2.3%, Banks 1.5%, Broadcasting 8.0%, Building & Construction 0.5%, Computers 5.5%, Conglomerates 1.6%, Construction Materials 2.0%, Cosmetics & Toiletries 3.0%, Drugs & Health Care 4.7%, Electrical Equipment 2.9%, Electronics 4.1%, Entertainment 3.4%, Financial Services 8.9%, Food & Beverage 2.5%, Food Processing 1.7%, Gas Exploration 2.7%, Hotel & Restaurants 1.6%, Insurance 6.7%, Leisure Time 1.3%,Manufacturing 2.2%, Medical Supplies 1.0%, Miscellaneous 3.5%, Non-Ferrous Metals 1.3%, Paper Products 1.6%, Publishing 2.1%, Real Estate 2.0%, Retail 11.4%, Software 0.2%, Telecommunication 1.4%, Telephone 0.9%, Transportation 2.3%
--------------------------------------------------------------------------------

         DESCRIPTION            SHARES        VALUE
-------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO

COMMON STOCKS--79.8%
ARGENTINA--4.8%
 Capex SA....................    258,900   $  2,149,300
 Capex SA 144A...............     68,700      1,142,137
 Metrogas SA Class B (b).....    103,400        956,450
 Quilmes Industrial Quinsasa
  (b)........................     61,900        495,200
 YPF Sociedad Anonima Class D
  (b)........................     90,000      2,272,500
                                           --------------
 TOTAL ARGENTINA.............                 7,015,587
                                           --------------
BRAZIL--1.6%
 Pao de Acucar 144A (c)......    129,700      2,309,153
                                           --------------
CHILE--4.7%
 AFP Provida SA (b)..........     99,700      1,869,375
 Banco BHIF (a), (b).........     97,400      1,594,925
 Chilectra SA (b)............     30,700      1,584,375
 Compania Telecomunicacion
  Chile (b)..................     17,500      1,769,687
                                           --------------
 TOTAL CHILE.................                 6,818,362
                                           --------------
COLOMBIA--1.1%
 Banco de Bogota.............    284,337      1,638,993
                                           --------------
CZECH REPUBLIC--1.0%
 Komercni Banka AS 144A (a),
  (c)........................     51,700      1,401,070
                                           --------------
ECUADOR--1.5%
 La Cemento Nacional CA 144A
  (c)........................     10,000      2,240,000
                                           --------------
EGYPT--1.1%
 Commercial International
  Bank of Egypt SA 144A (a),
  (c)........................    113,330      1,597,953
                                           --------------

         DESCRIPTION            SHARES        VALUE
---------------------------------------------------------
GREECE--2.4%
 Ergo Bank SA................     19,100   $    968,122
 Papastratos Cigarette SA....     36,450        667,804
 Titan Cement Co. SA.........     34,300      1,865,083
                                           --------------
 TOTAL GREECE................                 3,501,009
                                           --------------
HONG KONG--5.0%
 Chen Hsong Holdings.........  3,634,000      2,208,262
 Guangshen Railway Co., Ltd.
  (a), (b)...................     90,800      1,872,750
 Peregrine Investment
  Holdings Ltd. .............  1,202,000      2,059,150
 Yue Yuen Industrial
  Holdings...................  2,862,000      1,091,590
                                           --------------
 TOTAL HONG KONG.............                 7,231,752
                                           --------------
HUNGARY--1.6%
 MOL Magyar Olaj-es Gazipari
  144A (c)...................    182,300      2,278,039
                                           --------------
INDIA--6.6%
 Hindalco Industries Ltd.
  144A (c)...................    105,050      2,586,856
 Industrial Credit &
  Investment India Ltd.
  144A.......................    262,000      2,554,500
 Larsen & Toubro Ltd. 144A
  (b)........................    169,000      2,463,175
 State Bank of India (a).....    116,600      2,025,342
                                           --------------
 TOTAL INDIA.................                 9,629,873
                                           --------------
INDONESIA--9.7%
 Astra International.........    822,000      2,262,066
 Bank Bali...................    829,750      2,072,618

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

         DESCRIPTION            SHARES        VALUE
-------------------------------------------------------
LAZARD EMERGING MARKETS
 PORTFOLIO (CONTINUED)
 Daya Guna Samudera (a)......  1,261,000   $  1,468,141
 Kalbe Farma.................  1,835,000      2,097,587
 Kawasan Industri (a)........    320,583         61,076
 Matahari Putra Prima........  2,558,500      2,978,779
 Steady Safe.................  1,750,067      2,241,301
 Trias Sentosa...............  1,927,500        979,255
                                           --------------
 TOTAL INDONESIA.............                14,160,823
                                           --------------
MALAYSIA--3.1%
 Edaran Otomobil Nasional
  Berhad.....................    214,000      2,139,576
 IOI Properties Berhad.......    343,000      1,113,680
 Sistem Televisyen Malaysia
  Berhad.....................    238,000        475,906
 Sistem Televisyen Malaysia
  Berhad A Shares............    140,000        259,434
 Southern Bank Berhad (a)....    208,500        520,115
                                           --------------
 TOTAL MALAYSIA..............                 4,508,711
                                           --------------
MEXICO--7.3%
 Cemex SA de CV..............    576,100      2,074,750
 Corporacion Geo SA de CV
  144A (a), (b)..............     75,000      1,411,950
 Elamex SA de CV (a).........    111,100      1,069,338
 Fomento Economico Mexicano
  SA de CV Series B..........    648,500      2,224,276
 Grupo Embotelladoras de
  Mexico SA de CV (a), (b)...    246,600      2,065,275
 Pan American Beverages, Inc.
  Class A (b)................     38,000      1,781,250
                                           --------------
 TOTAL MEXICO................                10,626,839
                                           --------------
MOROCCO--1.3%
 Banque Marocaine de Commerce
  144A (a), (c)..............    126,900      1,903,500
                                           --------------
PERU--2.5%
 Cerveceria Backus &
  Johnston...................  2,587,641      2,229,444

         DESCRIPTION            SHARES        VALUE
---------------------------------------------------------
 Telefonica del Peru SA......     77,000   $  1,453,375
                                           --------------
 TOTAL PERU..................                 3,682,819
                                           --------------
PHILIPPINES--2.5%
 Benpres Holdings Corp. 144A
  (a), (c)...................    258,600      1,939,500
 Fil-Estate Land Inc. .......  1,844,000      1,612,624
                                           --------------
 TOTAL PHILIPPINES...........                 3,552,124
                                           --------------
PORTUGAL--3.0%
 Banco Totta & Acores........    116,700      2,200,779
 Investec-Consultadoria
  Internacional SA (a).......     34,700      1,076,472
 Portugal Telecom SA (b).....     40,400      1,141,300
                                           --------------
 TOTAL PORTUGAL..............                 4,418,551
                                           --------------
RUSSIA--0.7%
 First NIS Regional Fund
  (a)........................     88,000        985,600
                                           --------------
SOUTH AFRICA--6.3%
 Amalgamated Banks of South
  Africa.....................    414,000      2,123,758
 Barlow Ltd. ................    232,900      2,065,908
 JD Group Ltd. ..............    419,744      1,973,788
 Kersaf Investments Ltd. ....    100,800        921,065
 Malbak Ltd. ................    464,390      2,034,839
 Malbak Ltd. 144A (c)........      8,610         37,733
                                           --------------
 TOTAL SOUTH AFRICA..........                 9,157,091
                                           --------------
SOUTH KOREA--8.7%
 Chosun Brewery (a)..........     61,569      1,676,207
 Korea Chemical Co., Ltd. ...     22,750      1,608,385
 Korea Mobile Telecom
  Corp. .....................      3,016      3,027,279
 Korean Air Lines............     85,977      1,415,314
 New Korea Trust (a).........    168,000      1,743,840
 Pohang Iron & Steel Co.,
  Ltd. ......................     12,000        689,396
 Samsung Electronics Ltd.
  144A (a), (c)..............          1             36
 Seoul City Gas Co. .........     16,400      1,028,639
 Shinhan Bank................     89,540      1,437,938
                                           --------------
 TOTAL SOUTH KOREA...........                12,627,034
                                           --------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

         DESCRIPTION            SHARES        VALUE
-------------------------------------------------------
LAZARD EMERGING MARKETS
 PORTFOLIO (CONTINUED)
THAILAND--1.4%
 Bangkok Expressway (a)......  1,840,000   $  2,062,700
                                           ------------
VENEZUELA--1.9%
 Compania Anonima Nacional
  Telefonos de Venezuela
  (a)........................     96,000      2,700,000
                                           ------------
TOTAL COMMON STOCKS
 (Identified cost
  $109,922,860)..............               116,047,583
                                           ------------
PREFERRED STOCKS--10.3%
ARGENTINA--0.5%
 Quilmes Industrial Quinsasa
  (b)........................     84,650        772,431
                                           ------------
BRAZIL--8.7%
 Banco Itau SA...............  4,930,000      2,135,021
 Cemig Cia Energetica de
  Minas Gerais............... 57,808,000      1,969,399
 Centrais Electricas Bras B
  Shares.....................  6,400,000      2,377,442
 Companhia Cervejaria
  Brahma.....................  4,331,400      2,367,660
 Companhia Cimento Portla
  Itau.......................  6,426,000      2,257,047
 Dixie Toga SA...............  2,105,800      1,600,983
                                           ------------
 TOTAL BRAZIL................                12,707,552
                                           ------------
COLOMBIA--1.1%
 Gran Cadena de Almacenes
  Class B 144A (b)...........    141,400      1,520,050
                                           ------------
TOTAL PREFERRED STOCKS
 (Identified cost
  $13,902,648)...............                15,000,033
                                           ------------

WARRANTS--0.0%
HONG KONG--0.0%
 Peregrine Investment
  Holdings Ltd. .............     65,900         21,088
                                           ------------
         DESCRIPTION            SHARES        VALUE
-------------------------------------------------------
INDONESIA--0.0%
 Bank Bali...................     29,000   $     14,733
                                           ------------
TOTAL WARRANTS
 (Identified cost $0)........                    35,821
                                           ------------

                               PRINCIPAL
                                AMOUNT
                                 (000)
                               ---------
BONDS--1.1%
SOUTH AFRICA--1.1%
 Eskom, 15.00%, 10/1/98......  $   3,150        660,254
 Republic of South Africa,
  12.50%, 12/21/06...........      5,420        947,711
                                           ------------
 TOTAL SOUTH AFRICA..........                 1,607,965
                                           ------------
TOTAL BONDS
 (Identified cost
  $1,618,745)................                 1,607,965
                                           ------------

CONVERTIBLE BONDS--0.9%
 (Identified cost $1,419,375)
PHILIPPINES--0.9%
 Bacnotan Consolidated
  Industries 144A, 5.50%,
  6/21/04....................      1,500      1,290,000
                                           ------------

REPURCHASE AGREEMENT--8.0%
 State Street Bank and Trust
  Co., 6.00%, 1/2/97
  (Dated 12/31/96,
  collateralized by
  $10,975,000 United States
  Treasury Notes, 7.00%,
  07/15/06, with a value of
  $11,847,403)
  (Identified cost
  $11,615,000)...............     11,615     11,615,000
                                           ------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

         DESCRIPTION                          VALUE
-------------------------------------------------------
LAZARD EMERGING MARKETS
 PORTFOLIO (CONTINUED)
TOTAL INVESTMENTS
 (Identified cost
  $138,478,628) (d)..........      100.2%  $145,596,402
LIABILITIES IN EXCESS OF CASH
 AND OTHER ASSETS............       (0.2)      (268,442)
                                   -----   ------------
NET ASSETS...................      100.0%  $145,327,960
                                   =====   ============

(a) Non-income producing security.
(b) American Depository Receipts.
(c) Global Depository Receipts.
(d) The aggregate cost for federal income tax purposes is $138,587,273; based on tax cost aggregate gross unrealized appreciation is $14,652,018 and the aggregate gross unrealized depreciation is $7,642,889, resulting in net unrealized appreciation of $7,009,129.
 * Percentages of common and preferred stocks are presented in the portfolio by country.

    Percentage by industry are as follows:

    Airline 1.0%, Apparel & Textiles 0.8%, Automotive 1.5%, Banks 13.2%, Beverages 1.4%, Brewery 2.2%, Broadcasting 0.5%, Building & Housing 3.2%, Business Services & Supplies 1.5%, Chemicals & Plastics 1.8%, Communications 5.6%, Conglomerates 4.4%, Construction Materials 5.1%, Corporate 0.5%, Domestic Oil 0.7%, Drugs & Health Care 1.4%, Financial Services 6.3%, Fishing 1.0%, Food & Beverages 5.4%, Foreign Government 0.7%, Holding Company-Diversified 1.4%, Homebuilders 1.0%, Industrial & Machinery 3.3%, International Oil 1.6%, Leisure Time 0.6%, Manufacturing 0.7%, Metals 1.8%, Miscellaneous 4.8%, Oil & Gas 1.6%, Real Estate 1.9%, Retail 6.0%, RIC 0.7%, Steel 0.5%, Tobacco 0.5%, Transportation 2.7%, Utilities 3.6%, Trusts 1.2%
--------------------------------------------------------------------------------

          DESCRIPTION              SHARES       VALUE
--------------------------------------------------------
LAZARD GLOBAL EQUITY PORTFOLIO

COMMON STOCKS--95.0%
AUSTRALIA--0.9%
 Westpac Bank Corp. ............    16,200    $   92,196
                                              ----------
                                                       -
FINLAND--0.8%
 UPM-Kymmene OY.................     3,612        75,774
                                              ----------
                                                       -
FRANCE--8.1%
 Accor SA.......................       480        60,781
 Alcatel Alsthom (Cie Gen El)...     1,400       112,464
 Cie de Saint Gobain............       600        84,880

          DESCRIPTION              SHARES       VALUE
--------------------------------------------------------
 Elf Aquitaine SA...............     1,800    $  163,851
 Generale des Eaux..............     1,330       164,824
 Rhone-Poulenc SA...............     1,948        66,416
 Rhone-Poulenc SA (b)...........     4,000       135,500
                                              ----------
                                                       -
 TOTAL FRANCE...................                 788,716
                                              ----------
                                                       -
GERMANY--9.7%
 Daimler-Benz AG (a)............     2,450       168,768
 Deutsche Bank AG...............     2,600       121,484
 Deutsche Telekom AG (a), (b)...    10,000       203,750
 Hoechst AG.....................     2,200       103,938
 Mannesmann AG..................       255       110,531
 Thyssen AG.....................       500        88,705

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

          DESCRIPTION              SHARES       VALUE
----------------------------------------------------------
LAZARD GLOBAL EQUITY PORTFOLIO (CONTINUED)
 Veba AG........................     2,700    $  156,161
                                              -------------
                                                       -
 TOTAL GERMANY..................                 953,337
                                              -------------
                                                       -
HONG KONG--2.0%
 HSBC Holdings, Ltd. ...........     8,926       190,995
                                              -------------
                                                       -
ITALY--1.9%
 Ente Nazionale Idrocarburi SPA
  (ENI).........................    18,700        95,965
 Fiat SPA.......................    12,900        39,032
 Istituto Nazionale delle
  Assicurazioni (INA)...........    38,200        49,758
                                              -------------
                                                       -
 TOTAL ITALY....................                 184,755
                                              -------------
                                                       -
JAPAN--13.1%
 Honda Motor Co. ...............     4,000       114,325
 Matsushita Electric Industrial
  Co. ..........................     7,000       114,239
 Mitsubishi Heavy Industries....    15,000       119,161
 Mitsui Marine & Fire...........     5,000        26,898
 NKK Corp. (a)..................    24,000        54,089
 Omron Corp. ...................     4,000        75,296
 Promise Company, Ltd. .........     1,400        68,906
 Ricoh Company, Ltd. ...........    12,000       137,812
 Rohm Company, Ltd. ............     2,000       131,249
 Sekisui Chemical Co. ..........     7,000        70,719
 Sony Corp. ....................     2,300       150,738
 Sumitomo Trust & Banking.......    10,000       100,164
 Toyota Motor Corp. ............     4,000       115,016
                                              -------------
                                                       -
 TOTAL JAPAN....................               1,278,612
                                              -------------
                                                       -
NETHERLANDS--2.6%
 Heineken NV....................       580       102,730
 Royal Dutch Petroleum Co. (b)..       910       155,383
                                              -------------
                                                       -
 TOTAL NETHERLANDS..............                 258,113
                                              -------------
                                                       -
          DESCRIPTION              SHARES       VALUE
-----------------------------------------------------------
SPAIN--1.1%
 ENDESA.........................     1,490    $  106,047
                                              -------------
                                                       -
SWEDEN--2.0%
 Astra AB Series B..............     2,080       100,342
 Svenska Handelsbanken Series
  A.............................     2,400        68,975
 Svenska Handelsbanken Series
  B.............................     1,000        27,566
                                              -------------
                                                       -
 TOTAL SWEDEN...................                 196,883
                                              -------------
                                                       -
SWITZERLAND--4.2%
 Baloise Holdings, Ltd. ........        29        58,282
 Nestle SA......................        85        91,255
 Novartis AG (a)................       110       125,984
 SEZ Holding AG (a).............       100       137,467
                                              -------------
                                                       -
 TOTAL SWITZERLAND..............                 412,988
                                              -------------
                                                       -
UNITED KINGDOM--14.5%
 Allied Domecq PLC..............    11,100        87,096
 B.A.T Industries PLC...........    18,900       156,718
 British Aerospace Ord. PLC.....     8,000       175,158
 BTR PLC........................    23,400       114,254
 Cadbury Schweppes PLC..........    15,642       132,114
 General Electric Co. PLC.......    16,400       107,610
 Grand Metropolitan PLC.........    18,100       142,022
 Mirror Group PLC...............    29,400       108,292
 National Power PLC.............    20,400       170,553
 Redland PLC....................     8,800        55,631
 Sears PLC......................    44,600        71,825
 Unilever PLC...................     3,980        96,483
                                              -------------
                                                       -
 TOTAL UNITED KINGDOM...........               1,417,756
                                              -------------
                                                       -
UNITED STATES--34.1%
 Aetna Inc. ....................     2,400       192,000
 Archer Daniels Midland Co. ....     6,287       138,314
 BankAmerica Corp. .............       700        69,825
 Bell Atlantic Corp. ...........     2,200       142,450
 Champion International
  Corp. ........................     1,980        85,635
 Chase Manhattan Corp. (New)....       900        80,325
 Columbia/HCA Healthcare
  Corp. ........................     2,500       101,875
 Deere & Co. ...................     3,800       154,375
 Digital Equipment Corp. (a)....     4,000       145,500
 Du Pont (E.I.) De Nemours &
  Co. ..........................       900        84,938
 General Electric Co. ..........     1,900       187,862
 General Motors Corp. ..........     2,500       139,375
 International Business Machines
  Corp. ........................     1,800       271,800
 Kimberly-Clark Corp. ..........       700        66,675
 Lockheed Martin Corp. .........     1,500       137,250
 Mobil Corp. ...................     1,450       177,263

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

          DESCRIPTION              SHARES       VALUE
--------------------------------------------------------
LAZARD GLOBAL EQUITY PORTFOLIO (CONTINUED)
 Philip Morris Companies,
  Inc. .........................     1,900    $  213,987
 Sears Roebuck & Co. ...........     3,520       162,360
 Travelers Group, Inc. .........     4,200       190,575
 U S West, Inc. (a).............     4,730        87,505
 Union Pacific Corp. ...........     1,800       108,225
 UST, Inc. .....................     2,400        77,700
 Viacom, Inc. Class B (a).......     3,470       121,016
 WMX Technologies, Inc. ........     2,700        88,088
 Xerox Corp. ...................     2,190       115,249
                                              ----------
                                                       -
 TOTAL UNITED STATES............               3,340,167
                                              ----------
                                                       -
TOTAL COMMON STOCKS
 (Identified cost $8,686,581)...               9,296,339
                                              ----------
                                                       -

PREFERRED STOCKS--0.7%
 (Identified cost $74,298)
ITALY--0.7%
 Fiat SPA.......................    43,000        71,005
                                              ----------
                                                       -

                                  PRINCIPAL
                                   AMOUNT
          DESCRIPTION               (000)       VALUE
--------------------------------------------------------
REPURCHASE AGREEMENT--5.0%
 State Street Bank and Trust
  Co., 6.00%, 1/2/97
  (Dated 12/31/96,
  collateralized by $465,000
  United States Treasury Notes,
  7.00%, 07/15/06, with a value
  of $501,963)
  (Identified cost $487,000)....   $   487    $  487,000
                                              ----------
                                                       -
TOTAL INVESTMENTS
 (Identified cost $9,247,879)
  (c)...........................     100.7%    9,854,344
LIABILITIES IN EXCESS OF CASH
 AND OTHER ASSETS...............      (0.7)      (70,321)
                                      ----       -------
NET ASSETS......................     100.0%   $9,784,023
                                      ====       =======

(a) Non-income producing security.
(b) American Depository Receipts.
(c) The aggregate cost for federal income tax purposes is $9,258,048; based on tax cost aggregate gross unrealized appreciation is $753,434 and the aggregate gross unrealized depreciation is $157,138, resulting in net unrealized appreciation of $596,296.
 * Percentages of common stocks, preferred stocks, and convertible bonds are presented in the portfolio by country.

   Percentages by industry are as follows:

   Aerospace & Defense 3.2%, Agricultural Machinery 1.6%, Automotive 6.6%, Banks 7.7%, Broadcasting 1.2%, Business Services & Supplies 3.7%, Chemicals & Plastics 2.7%, Computers & Business Equipment 6.9%, Conglomerates 2.6%, Construction Materials 0.6%, Containers & Glass 0.9%, Drug & Healthcare 3.4%, Electrical Equipment 4.9%, Electronics 2.7%, Energy 3.4%, Finance 0.7%, Food & Beverage 5.6%, Food Processing 2.2%, Gas Exploration 2.7%, Home Furnishings 2.7%, Household Products 1.0%, Industrial & Machinery 2.3%, Insurance 5.3%, Leisure Time 0.6%, Newspapers 1.1%, P aper Products 2.3%, Pollution Control 0.9%, Railroad 1.1%, Retail Trade 2.4%, Steel 1.5%, Telephone 4.4%, Tobacco 2.4%, Utilities 4.4%
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

         DESCRIPTION             SHARES        VALUE
-------------------------------------------------------
LAZARD BANTAM VALUE PORTFOLIO

COMMON STOCKS--94.4%
AIRLINE--1.2%
 World Airways, Inc. (a)......     51,700   $   420,063
                                            -----------
AUTO PARTS--6.7%
 APS Holding Corp. Class A
  (a).........................     64,700     1,002,850
 Dura Automotive Systems, Inc.
  (a).........................     24,600       553,500
 United Auto Group, Inc. (a)..     30,000       772,500
                                            -----------
                                              2,328,850
                                            -----------
CHEMICALS & PLASTICS--2.5%
 Mississippi Chemical
  Corp. ......................     36,000       864,000
                                            -----------
COMPUTER SOFTWARE--1.6%
 BancTec, Inc. (a)............     27,100       558,938
                                            -----------
CONSUMER GOODS--2.3%
 Toro Co. ....................     21,600       788,400
                                            -----------
CONTAINERS & GLASS--1.7%
 United States Can Corp. (a)..     35,400       597,375
                                            -----------
DRUGS & HEALTH CARE--2.2%
 Integrated Health Services,
  Inc. .......................     31,400       765,375
                                            -----------
ELECTRONICS--4.7%
 Charter Power Systems,
  Inc. .......................     14,600       445,300
 Cidco, Inc. (a)..............     41,500       726,250
 Esterline Technologies Corp.
  (a).........................     16,600       433,675
                                            -----------
                                              1,605,225
                                            -----------
FINANCIAL SERVICES--6.4%
 Metris Companies, Inc. (a)...     20,000       480,000
 National Auto Credit, Inc.
  (a).........................     87,450     1,049,400
 Trans Financial, Inc. .......     30,000       690,000
                                            -----------
                                              2,219,400
                                            -----------
HOTELS & RESTAURANTS--1.9%
 NPC International, Inc.
  (a).........................     79,500       655,875
                                            -----------
HOUSEHOLD APPLIANCES & HOME
 FURNISHINGS--2.0%
 Stanley Furniture, Inc.
  (a).........................     34,300       681,712
                                            -----------

         DESCRIPTION             SHARES        VALUE
-------------------------------------------------------
INDUSTRIAL & MACHINERY--10.2%
 Applied Power, Inc. Class
  A...........................     24,900   $   986,662
 Gardner Denver Machinery,
  Inc. (a)....................     24,500       839,125
 Graco, Inc. .................     33,300       815,850
 Scotsman Industries, Inc. ...     37,100       876,488
                                            -----------
                                              3,518,125
                                            -----------
INSURANCE--3.7%
 Delphi Financial Group, Inc.
  Class A.....................     20,440       602,980
 MMI Cos., Inc. ..............     21,300       686,925
                                            -----------
                                              1,289,905
                                            -----------
LEISURE TIME--7.3%
 Carmike Cinemas, Inc. Class A
  (a).........................     25,000       634,375
 Coastcast Corp. (a)..........     70,000     1,015,000
 Steinway Musical Instruments,
  Inc. (a)....................     49,200       854,850
                                            -----------
                                              2,504,225
                                            -----------
MANUFACTURING--7.6%
 ABC Rail Products Corp. (a)..     34,700       689,663
 EASCO, Inc. .................    142,000     1,082,750
 Varlen Corp. ................     41,000       843,062
                                            -----------
                                              2,615,475
                                            -----------
OIL & GAS--12.3%
 Coflexip SA (a), (b).........     29,600       777,000
 Houston Exploration Co. (a)..     60,000     1,050,000
 National-Oilwell, Inc. (a)...     50,000     1,537,500
 Titan Exploration, Inc.
  (a).........................     75,000       900,000
                                            -----------
                                              4,264,500
                                            -----------
PUBLISHING--2.1%
 Mecklermedia Corp. (a).......     37,200       734,700
                                            -----------
RETAIL-JEWELRY--2.0%
 Lazare Kaplan International,
  Inc. (a)....................     40,000       685,000
                                            -----------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

         DESCRIPTION             SHARES        VALUE
-------------------------------------------------------
LAZARD BANTAM VALUE PORTFOLIO
 (CONTINUED)
RETAIL TRADE--1.8%
 Value City Department Stores,
  Inc. (a)....................     60,200   $   632,100
                                            -----------
STEEL--2.4%
 Citation Corp. (a)...........     80,000       820,000
                                            -----------
TELECOMMUNICATION
 EQUIPMENT--5.3%
 Allen Group, Inc. (a)........     40,400       898,900
 Network Equipment
  Technologies, Inc. (a)......     55,700       919,050
                                            -----------
                                              1,817,950
                                            -----------
TOYS & AMUSEMENTS--2.1%
 Empire of Carolina, Inc.
  (a).........................    170,700       725,475
                                            -----------
TRANSPORTATION--4.4%
 Pittston Burlington Group,...     34,600       692,000
 Team Rental Group, Inc. (a)..     51,000       822,375
                                            -----------
                                              1,514,375
                                            -----------
TOTAL COMMON STOCKS
 (Identified cost
  $29,580,531)................  1,954,290    32,607,043
                                            -----------

                                PRINCIPAL
                                 AMOUNT
         DESCRIPTION              (000)        VALUE
-------------------------------------------------------
REPURCHASE AGREEMENT--4.6%
 State Street Bank and Trust
  Co., 6.00%, 1/2/97
  (Dated 12/31/96,
  collateralized by $1,515,000
  United States Treasury
  Notes, 7.00%, 07/15/06, with
  a value of $1,635,427)
  6.00%, 1/2/97
  (Identified cost $1,599,000)
  (a).........................  $   1,599   $ 1,599,000
                                            -----------
TOTAL INVESTMENTS
 (Identified cost $31,179,531)
  (c).........................       99.0%   34,206,042
CASH AND OTHER ASSETS IN
 EXCESS OF LIABILITIES........        1.0       343,305
                                    -----   -----------
NET ASSETS....................      100.0%  $34,549,347
                                    =====   ===========

(a) Non-income producing security.
(b) American Depository Receipts.
(c) The aggregate cost for federal income tax purposes is $31,189,436; based on tax cost aggregate gross unrealized appreciation is $3,780,692 and the aggregate gross unrealized depreciation is $764,087, resulting in net unrealized appreciation of $3,016,605.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                                        LAZARD            LAZARD
                                                     LAZARD         INTERNATIONAL      INTERNATIONAL       LAZARD
                                                     EQUITY             EQUITY         FIXED-INCOME         BOND
                                                    PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------
ASSETS
Investments in securities, at value*............  $ 280,717,252     $1,807,918,308     $85,855,906      $ 91,707,753
Cash............................................             81            618,427       1,807,625               338
Net foreign currency contracts..................       --                 --               --                --
Receivables for:
 Investments sold...............................        105,700           --               --              4,499,178
 Dividends and interest.........................        546,257          5,043,199       2,496,183           587,705
 Capital stock sold.............................      1,134,752          5,818,631         382,628           390,673
Due from Manager................................       --                 --               --                --
Deferred organizational expenses................       --                 --               --                --
                                                      ---------         ----------       ---------          --------
Total assets....................................    282,504,042      1,819,398,565      90,542,342        97,185,647
                                                      ---------         ----------       ---------          --------
LIABILITIES
Payables for:
 Investments purchased..........................      2,858,310           --             1,442,799        26,831,574
 Capital stock repurchased......................        758,477          1,298,953             219           125,500
 Dividends declared.............................       --                 --                78,184            68,539
Investment management fees payable..............        193,137          1,116,987         283,756           204,532
Net foreign currency contracts..................       --                 --               202,290           --
Due to Manager..................................       --                 --               --                --
Accrued directors fees payable..................          3,200              3,200           3,200             3,200
Accrued expenses and other payables.............         85,599            806,257         102,056            46,150
                                                      ---------         ----------       ---------          --------
Total liabilities...............................      3,898,723          3,225,397       2,112,504        27,279,495
                                                      ---------         ----------       ---------          --------
Net assets, at value............................    278,605,319      1,816,173,168      88,429,838        69,906,152
                                                      ---------         ----------       ---------          --------
NET ASSETS
Paid in capital.................................    222,896,826      1,551,277,018      86,235,677        70,138,030
Undistributed (distributions in excess of)
 Investment income--net.........................         26,137         (3,305,547)       (386,092)            1,340
Unrealized appreciation (depreciation) on:
 Investments--net...............................     52,082,282        255,895,537       2,563,338           156,804
 Foreign currency--net..........................       --                   10,812        (204,547)          --
Accumulated realized gain (loss)--net...........      3,600,074         12,295,348         221,462          (390,022)
                                                      ---------         ----------       ---------          --------
NET ASSETS, AT VALUE............................  $ 278,605,319     $1,816,173,168     $88,429,838      $ 69,906,152
                                                      =========         ==========       =========          ========
Shares of capital stock outstanding**...........     14,480,367        133,302,794       8,201,037         7,073,035
                                                      =========         ==========       =========          ========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE......................................  $       19.24     $        13.62     $     10.78      $       9.88
                                                      =========         ==========       =========          ========

 * For identified cost, see accompanying portfolios of investments ** $0.001 par value, 1,550,000,000 shares authorized

   The accompanying notes are an integral part of these financial statements.

================================================================================

       LAZARD                              LAZARD            LAZARD            LAZARD           LAZARD
      STRATEGIC          LAZARD         INTERNATIONAL       EMERGING           GLOBAL           BANTAM
        YIELD           SMALL CAP         SMALL CAP          MARKETS           EQUITY           VALUE
      PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------
    $ 194,428,818     $ 975,656,508     $ 125,178,873     $ 145,596,402     $  9,854,344     $ 34,206,042
        6,016,786               903           834,425         2,236,263           42,307           46,710
          420,654          --                --                --                  1,641          --
        1,696,108         1,428,833           828,185          --                --               378,765
        4,025,138         1,027,269           270,013           205,703           23,417           10,354
        5,926,841         4,726,627           245,152           191,428           10,000          137,574
         --                --                --                --                100,689          --
         --                --                   6,744             9,642              725            5,951
        ---------         ---------         ---------         ---------         --------         --------
      212,514,345       982,840,140       127,363,392       148,239,438       10,033,123       34,785,396
        ---------         ---------         ---------         ---------         --------         --------
       12,371,478          --                 192,446         2,013,703          156,957          142,410
          515,396           601,257             6,000          --                 50,000          --
          225,950          --                --                --                --               --
          168,080           613,781            71,163           763,282          --                10,891
         --                --                   6,354          --                --               --
         --                --                --                  20,680          --                31,008
            3,200             3,200             3,200             3,200            3,200            3,135
          147,443           216,478           111,692           110,613           38,943           48,605
        ---------         ---------         ---------         ---------         --------         --------
       13,431,547         1,434,716           390,855         2,911,478          249,100          236,049
        ---------         ---------         ---------         ---------         --------         --------
      199,082,798       981,405,424       126,972,537       145,327,960        9,784,023       34,549,347
        ---------         ---------         ---------         ---------         --------         --------
      194,534,501       781,421,457       115,849,885       135,554,863        8,811,638       30,587,540
          (10,914)         --                 (46,947)         (105,600)         (10,696)         --
        4,522,225       178,734,171        10,137,709         7,117,774          606,465        3,026,512
          434,465          --                    (485)              379              291          --
         (397,479)       21,249,796         1,032,375         2,760,544          376,325          935,295
        ---------         ---------         ---------         ---------         --------         --------
    $ 199,082,798     $ 981,405,424     $ 126,972,537     $ 145,327,960     $  9,784,023     $ 34,549,347
        =========         =========         =========         =========         ========         ========
       19,892,579        53,230,190        10,640,540        12,969,409          852,071        2,746,889
        =========         =========         =========         =========         ========         ========
    $       10.01     $       18.44     $       11.93     $       11.21     $      11.48     $      12.58
        =========         =========         =========         =========         ========         ========

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                                              LAZARD          LAZARD
                                                               LAZARD      INTERNATIONAL   INTERNATIONAL    LAZARD
                                                               EQUITY         EQUITY       FIXED-INCOME      BOND
                                                             PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
 Interest.................................................  $    721,767   $   4,811,713    $4,063,186    $4,022,831
 Dividends................................................     6,008,960      39,513,337            --            --
                                                                --------       ---------      --------       -------
Total investment income*..................................     6,730,727      44,325,050     4,063,186     4,022,831
                                                                --------       ---------      --------       -------
EXPENSES:
 Management fees..........................................     1,829,111      11,746,379       462,235       306,035
 Administration fees......................................        86,303         294,078        49,764        49,852
 Custodian fees...........................................        79,008       1,652,940       104,294        65,711
 Professional services....................................        44,757         148,795        28,601        29,576
 Registration fees........................................        60,388         146,254        41,641        23,430
 Shareholders services....................................        32,883          48,643        17,891        18,002
 Directors' fees and expenses.............................        15,629          15,629        15,629        15,629
 Shareholders' reports....................................        16,174          23,428         9,187         9,662
 Amortization of organizational expenses..................            --          11,265        11,696        11,768
 Other....................................................        14,869          93,602         6,957         6,135
                                                                --------       ---------      --------       -------
Total expenses before fees waived and expenses
 reimbursed...............................................     2,179,122      14,181,013       747,895       535,800
 Management fees waived and expenses reimbursed...........            --              --      (100,766)      (37,009)
 Administration fees waived...............................            --              --            --        (9,375)
 Fees paid indirectly.....................................        (3,058)        (11,673)           --        (1,017)
                                                                --------       ---------      --------       -------
Expenses--net.............................................     2,176,064      14,169,340       647,129       488,399
                                                                --------       ---------      --------       -------
INVESTMENT INCOME--NET....................................     4,554,663      30,155,710     3,416,057     3,534,432
                                                                --------       ---------      --------       -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NET
 Realized gain (loss) on:
   Investments--net**++...................................    13,281,290      80,314,399       633,875      (361,558)
   Foreign exchange transactions--net.....................            --      (2,428,185)     (642,315)           --
 Net unrealized appreciation (depreciation) during the
   period on:
   Investments--net.......................................    26,925,773     128,985,358       800,081      (186,850)
   Foreign currency--net..................................            --          46,559      (218,222)           --
                                                                --------       ---------      --------       -------
Realized and unrealized gain (loss) on investments--net...    40,207,063     206,918,131       573,419      (548,408)
                                                                --------       ---------      --------       -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......  $ 44,761,726   $ 237,073,841    $3,989,476    $2,986,024
                                                                ========       =========      ========       =======
*Net of foreign withholding taxes of:.....................  $    316,522   $   6,880,243    $   68,916    $       --
                                                                ========       =========      ========       =======

 ** Includes net gains of $10,741,488 from in-kind redemptions for International
    Equity Portfolio.
 + Does not include the operations of Special Equity Portfolio from January 1,
   1996 through June 28, 1996 (acquisition date). See note 8.
 ++ Net of foreign withholding taxes of $91, $1,128, and $13 for International
    Fixed-Income Portfolio, Strategic Yield Portfolio, and Emerging Markets Portfolio, respectively.
+++ For the period January 4, 1996 and March 5, 1996 (commencement of operations) through December 31, 1996 for Global Equity Portfolio and Bantam Value Portfolio, respectively.

   The accompanying notes are an integral part of these financial statements.

================================================================================

       LAZARD                             LAZARD            LAZARD            LAZARD           LAZARD
     STRATEGIC          LAZARD         INTERNATIONAL       EMERGING           GLOBAL           BANTAM
       YIELD           SMALL CAP         SMALL CAP          MARKETS           EQUITY           VALUE
     PORTFOLIO        PORTFOLIO+         PORTFOLIO         PORTFOLIO       PORTFOLIO+++     PORTFOLIO+++
------------------------------------------------------------------------------------
    $ 10,816,958     $   3,208,916      $   460,646       $    820,907      $   24,949       $   73,506
              --         8,725,998        2,774,800          1,895,134         117,950          615,683
        --------         ---------         --------            -------        --------         --------
      10,816,958        11,934,914        3,235,446          2,716,041         142,899          689,189
        --------         ---------         --------            -------        --------         --------
         908,760         6,243,613          870,310            983,215          39,032          134,134
          61,730           205,004           60,715             57,344          38,530           35,071
         165,821           157,871          225,515            262,156          62,304           38,430
          33,031           105,687           33,563             31,710          24,635           23,062
          60,911            87,204           26,179             57,756          27,631           31,773
          25,907            55,485           30,172             20,525          15,808           19,471
          15,629            16,010           15,629             15,629          14,402           14,255
          12,326            25,902           16,222             13,703           6,792           15,369
          10,221            11,301            3,539              5,033          30,283           25,057
           9,904            59,603           12,189              6,369           3,674            5,679
        --------         ---------         --------            -------        --------         --------
       1,304,240         6,967,680        1,294,033          1,453,440         263,091          342,301
              --                --               --            (87,108)       (170,729)        (123,243)
              --                --               --             (6,250)        (37,500)         (31,250)
         (29,546)           (9,754)              --            (22,922)           (217)             (20)
        --------         ---------         --------            -------        --------         --------
       1,274,694         6,957,926        1,294,033          1,337,160          54,645          187,788
        --------         ---------         --------            -------        --------         --------
       9,542,264         4,976,988        1,941,413          1,378,881          88,254          501,401
        --------         ---------         --------            -------        --------         --------
       2,516,295        80,557,846        2,805,120          5,993,184         377,352        2,286,480
         392,704                --         (254,554)          (179,535)        (17,605)              --
       3,314,942       101,358,499       12,577,697          8,056,816         606,465        3,026,512
         426,406                --          (27,579)             1,948             291               --
        --------         ---------         --------            -------        --------         --------
       6,650,347       181,916,345       15,100,684         13,872,413         966,503        5,312,992
        --------         ---------         --------            -------        --------         --------
    $ 16,192,611     $ 186,893,333      $17,042,097       $ 15,251,294      $1,054,757       $5,814,393
        ========         =========         ========            =======        ========         ========
    $     83,216     $      13,400      $   371,994       $    177,096      $   12,585       $       --
        ========         =========         ========            =======        ========         ========

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              LAZARD
                                                              LAZARD                       INTERNATIONAL
                                                              EQUITY                          EQUITY
                                                             PORTFOLIO                       PORTFOLIO
                                                    ---------------------------   -------------------------------
                                                      YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                    ---------------------------   -------------------------------
                                                        1996           1995            1996             1995
------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
Operations
 Investment income--net...........................  $  4,554,663   $ 1,900,843    $   30,155,710   $   19,111,995
 Realized gain (loss) on investments and foreign
   exchange transactions..........................    13,281,290    17,975,165        77,886,214       17,969,742
 Unrealized appreciation (depreciation)--net......    26,925,773    20,838,939       129,031,917      104,009,885
                                                       ---------    ----------        ----------       ----------
Net increase in net assets resulting from
 operations.......................................    44,761,726    40,714,947       237,073,841      141,091,622
                                                       ---------    ----------        ----------       ----------
Distributions to shareholders:
 From investment income--net......................    (4,528,526)   (1,412,326)      (24,135,758)      (6,515,474)
 From realized gains--net.........................   (16,346,609)  (11,452,652)      (77,796,782)     (14,115,900)
 In excess of investment income--net..............            --            --                --               --
 In excess of realized gains--net.................       --                 --                --               --
                                                       ---------    ----------        ----------       ----------
                                                     (20,875,135)  (12,864,978)     (101,932,540)     (20,631,374)
                                                       ---------    ----------        ----------       ----------
Capital stock transactions:
 Net proceeds from sales..........................   119,520,042    55,622,979       724,862,042      497,338,051
 Net proceeds from reinvestment of
   distributions..................................    19,399,464    12,294,787        97,822,842       19,395,497
 Cost of shares redeemed..........................   (47,987,766)  (21,085,965)     (441,202,464)    (169,521,331)
                                                       ---------    ----------        ----------       ----------
Net increase in net assets from capital stock
 transactions.....................................    90,931,740    46,831,801       381,482,420      347,212,217
                                                       ---------    ----------        ----------       ----------
Total increase in net assets......................   114,818,331    74,681,770       516,623,721      467,672,465
Net assets at beginning of period.................   163,786,988    89,105,218     1,299,549,447      831,876,982
                                                       ---------    ----------        ----------       ----------
Net assets at end of period*......................  $278,605,319   $163,786,988   $1,816,173,168   $1,299,549,447
                                                       =========    ==========        ==========       ==========
Shares issued and repurchased:
Shares outstanding at beginning of period.........     9,405,110     6,482,310       103,988,517       74,103,632
                                                       ---------    ----------        ----------       ----------
 Shares sold......................................     6,564,476     3,491,105        55,561,307       42,535,462
 Shares issued to shareholders from reinvestment
   of distributions...............................     1,026,374       710,986         7,337,457        1,554,544
 Shares repurchased...............................    (2,515,593)   (1,279,291)      (33,584,487)     (14,205,121)
                                                       ---------    ----------        ----------       ----------
Net increase......................................     5,075,257     2,922,800        29,314,277       29,884,885
                                                       ---------    ----------        ----------       ----------
Shares outstanding at end of period...............    14,480,367     9,405,110       133,302,794      103,988,517
                                                       =========    ==========        ==========       ==========
*Includes undistributed (distributions in excess
 of) net investment income of:....................  $     26,137   $        --    $   (3,305,547)  $       63,301
                                                       =========    ==========        ==========       ==========

   The accompanying notes are an integral part of these financial statements.

================================================================================

                LAZARD                                                                 LAZARD
             INTERNATIONAL                          LAZARD                            STRATEGIC
             FIXED-INCOME                            BOND                               YIELD
               PORTFOLIO                          PORTFOLIO                           PORTFOLIO
    -------------------------------     ------------------------------     -------------------------------
        YEAR ENDED DECEMBER 31,            YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,
    -------------------------------     ------------------------------     -------------------------------
        1996              1995              1996              1995             1996              1995
------------------------------------------------------------------------------------
    $   3,416,057     $   2,523,430     $   3,534,432     $  1,992,173     $   9,542,264     $   5,620,832
           (8,440)        2,718,341          (361,558)       1,538,947         2,908,999          (216,880)
          581,859         1,908,806          (186,850)       1,262,427         3,741,348         3,498,234
        ---------         ---------         ---------         --------         ---------         ---------
        3,989,476         7,150,577         2,986,024        4,793,547        16,192,611         8,902,186
        ---------         ---------         ---------         --------         ---------         ---------
       (2,820,888)       (2,523,430)       (3,534,447)      (1,992,173)       (9,541,005)       (5,620,832)
         (160,803)         (801,842)         (398,228)         (16,046)               --                --
               --        (1,799,275)         --                     --                --           (88,052)
         (734,353)               --          --                     --                --                --
        ---------         ---------         ---------         --------         ---------         ---------
       (3,716,044)       (5,124,547)       (3,932,675)      (2,008,219)       (9,541,005)       (5,708,884)
        ---------         ---------         ---------         --------         ---------         ---------
       50,423,517        13,752,209        37,705,183       24,539,689       136,188,901        22,589,307
        2,918,749         4,630,486         3,369,069        1,820,886         8,738,563         5,445,026
      (10,810,163)      (10,587,176)      (16,304,852)      (7,556,034)      (30,970,196)      (15,082,042)
        ---------         ---------         ---------         --------         ---------         ---------
       42,532,103         7,795,519        24,769,400       18,804,541       113,957,268        12,952,291
        ---------         ---------         ---------         --------         ---------         ---------
       42,805,535         9,821,549        23,822,749       21,589,869       120,608,874        16,145,593
       45,624,303        35,802,754        46,083,403       24,493,534        78,473,924        62,328,331
        ---------         ---------         ---------         --------         ---------         ---------
    $  88,429,838     $  45,624,303     $  69,906,152     $ 46,083,403     $ 199,082,798     $  78,473,924
        =========         =========         =========         ========         =========         =========
        4,204,312         3,499,078         4,560,693        2,650,557         8,245,403         6,846,915
        ---------         ---------         ---------         --------         ---------         ---------
        4,741,001         1,219,616         3,820,205        2,500,066        13,957,489         2,439,621
          274,229           418,379           343,410          186,028           896,358           590,779
       (1,018,505)         (932,761)       (1,651,273)        (775,958)       (3,206,671)       (1,631,912)
        ---------         ---------         ---------         --------         ---------         ---------
        3,996,725           705,234         2,512,342        1,910,136        11,647,176         1,398,488
        ---------         ---------         ---------         --------         ---------         ---------
        8,201,037         4,204,312         7,073,035        4,560,693        19,892,579         8,245,403
        =========         =========         =========         ========         =========         =========
    $    (386,092)    $      24,037     $       1,340     $     40,199     $     (10,914)    $      62,968
        =========         =========         =========         ========         =========         =========

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                  LAZARD
                                                             LAZARD                            INTERNATIONAL
                                                            SMALL CAP                            SMALL CAP
                                                            PORTFOLIO                            PORTFOLIO
                                                ---------------------------------     -------------------------------
                                                     YEAR ENDED DECEMBER 31,              YEAR ENDED DECEMBER 31,
                                                ---------------------------------     -------------------------------
                                                     1996               1995              1996              1995
------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
Operations:
 Investment income--net.....................    $    4,976,988     $    4,858,913     $   1,941,413     $   1,529,624
 Realized gain (loss) on investments and
   foreign exchange transactions............        80,557,846         48,772,968         2,550,566          (214,539)
 Unrealized appreciation
   (depreciation)--net......................       101,358,499         45,544,351        12,550,118           502,925
                                                    ----------         ----------         ---------         ---------
Net increase (decrease) in net assets
 resulting from operations..................       186,893,333         99,176,232        17,042,097         1,818,010
                                                    ----------         ----------         ---------         ---------
Distributions to shareholders:
 From investment income--net................        (4,976,988)        (4,858,913)         (725,223)               --
 From realized gains--net...................       (59,176,170)       (48,772,968)       (1,565,580)               --
 In excess of investment income--net........                --                 --                --                --
 In excess of realized gains--net...........                --           (778,930)               --          (594,717)
                                                    ----------         ----------         ---------         ---------
                                                   (64,153,158)       (54,410,811)       (2,290,803)         (594,717)
                                                    ----------         ----------         ---------         ---------
Capital stock transactions:
 Net proceeds from sales....................       414,195,319        239,938,336        27,263,092        45,713,631
 Net proceeds from reinvestment of
   distributions............................        61,545,749         54,147,470         2,230,609           584,483
 Cost of shares redeemed....................      (263,446,823)      (122,152,846)      (32,806,897)      (15,419,174)
                                                    ----------         ----------         ---------         ---------
Net increase in net assets from capital
 stock transactions.........................       212,294,245        171,932,960        (3,313,196)       30,878,940
                                                    ----------         ----------         ---------         ---------
Total increase in net assets................       335,034,420        216,698,381        11,438,098        32,102,233
Net assets at beginning of period...........       646,371,004        429,672,623       115,534,439        83,432,206
                                                    ----------         ----------         ---------         ---------
Net assets at end of period*................    $  981,405,424     $  646,371,004     $ 126,972,537     $ 115,534,439
                                                    ==========         ==========         =========         =========
Shares issued and repurchased:
Shares outstanding at beginning of period...        40,536,196         29,940,743        10,986,319         8,034,455
                                                    ----------         ----------         ---------         ---------
 Shares sold................................        24,088,616         14,336,125         2,437,042         4,381,937
 Shares issued to shareholders from
   reinvestment of distributions............         3,410,098          3,421,484           191,087            56,201
 Shares repurchased.........................       (14,804,720)        (7,162,156)       (2,973,908)       (1,486,274)
                                                    ----------         ----------         ---------         ---------
Net increase (decrease).....................        12,693,994         10,595,453          (345,779)        2,951,864
                                                    ----------         ----------         ---------         ---------
Shares outstanding at end of period.........        53,230,190         40,536,196        10,640,540        10,986,319
                                                    ==========         ==========         =========         =========
*Includes undistributed (distributions in
 excess of) net investment income of:.......    $           --     $           --     $     (46,947)    $     (22,525)
                                                    ==========         ==========         =========         =========

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                          LAZARD
                                          GLOBAL           LAZARD
                LAZARD                    EQUITY        BANTAM VALUE
           EMERGING MARKETS             PORTFOLIO        PORTFOLIO
              PORTFOLIO                ------------     ------------
    ------------------------------     PERIOD ENDED     PERIOD ENDED
       YEAR ENDED DECEMBER 31,         DECEMBER 31,     DECEMBER 31,
    ------------------------------     ------------     ------------
        1996              1995             1996             1996
----------------------------------------------
    $   1,378,881     $    288,483      $   88,254      $   501,401
        5,813,649       (1,803,813)        359,747        2,286,480
        8,058,764          591,707         606,756        3,026,512
        ---------         --------        --------        ---------
       15,251,294         (923,623)      1,054,757        5,814,393
        ---------         --------        --------        ---------
       (1,060,033)        (136,100)        (82,372)        (501,401)
       (1,656,767)              --              --       (1,351,185)
               ==               ==              ==               ==
        ---------         --------        --------        ---------
       (2,716,800)        (136,100)        (82,372)      (1,852,586)
        ---------         --------        --------        ---------
      102,675,561       28,211,253       9,221,560       29,848,114
        2,454,675          113,328          75,948        1,737,733
       (7,553,028)      (9,073,505)       (485,870)        (998,307)
        ---------         --------        --------        ---------
       97,577,208       19,251,076       8,811,638       30,587,540
        ---------         --------        --------        ---------
      110,111,702       18,191,353       9,784,023       34,549,347
       35,216,258       17,024,905              --               --
        ---------         --------        --------        ---------
    $ 145,327,960     $ 35,216,258      $9,784,023      $34,549,347
        =========         ========        ========        =========
        3,812,846        1,727,237              --               --
        ---------         --------        --------        ---------
        9,629,141        3,079,834         891,432        2,685,157
          220,357           12,192           6,692          140,707
         (692,935)      (1,006,417)        (46,053)         (78,975)
        ---------         --------        --------        ---------
        9,156,563        2,085,609         852,071        2,746,889
        ---------         --------        --------        ---------
       12,969,409        3,812,846         852,071        2,746,889
        =========         ========        ========        =========
    $    (105,600)    $      3,727      $  (10,696)     $        --
        =========         ========        ========        =========

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

                                               INCOME FROM INVESTMENT OPERATIONS                   LESS:
                                            ----------------------------------------   ------------------------------
                                                          NET REALIZED                 DIVIDENDS FROM
                         NET ASSET VALUE,                AND UNREALIZED   TOTAL FROM   AND IN EXCESS    DISTRIBUTIONS
                            BEGINNING       INVESTMENT    GAIN (LOSS)     INVESTMENT   OF INVESTMENT    FROM REALIZED
         PERIOD             OF PERIOD       INCOME-NET   ON INVESTMENTS   OPERATIONS     INCOME-NET         GAINS
---------------------------------------------------------------------------------------------------------------------
LAZARD EQUITY PORTFOLIO
Year ended
 12/31/96................      $17.41         $0.331        $  3.064       $  3.395       $ (0.329)        $(1.236)
 12/31/95................       13.75          0.226           4.931          5.157         (0.175)         (1.322)
 12/31/94................       13.89          0.141           0.441          0.582         (0.152)         (0.574)
 12/31/93................       12.74          0.158           2.172          2.330         (0.165)         (1.015)
 12/31/92................       12.34          0.123           0.518          0.641         (0.132)         (0.109)
 12/31/91................       11.53          0.107           3.051          3.158         (0.082)         (2.266)
 12/31/90................       12.34          0.191          (0.778)        (0.587)        (0.223)(a)          --
 12/31/89................       10.32          0.204           2.231          2.435         (0.214)         (0.201)
 12/31/88................        8.73          0.181           1.597          1.778         (0.188)             --
 6/1/87* to 12/31/87.....       10.00          0.110          (1.280)        (1.170)        (0.100)             --
---------------------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO
Year ended
 12/31/96................       12.50          0.166           1.767          1.933         (0.191)         (0.622)
 12/31/95................       11.23          0.187           1.288          1.475         (0.091)         (0.114)
 12/31/94................       12.32          0.078          (0.049)         0.029             --          (1.123)
 12/31/93................        9.48          0.021           2.919          2.940         (0.021)         (0.079)
 12/31/92................       10.30          0.097          (0.779)        (0.682)        (0.138)             --
 10/29/91* to 12/31/91...       10.00          0.020           0.300          0.320         (0.020)             --
---------------------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO
Year ended
 12/31/96................       10.85          0.539           0.032          0.571         (0.592)         (0.049)
 12/31/95................       10.23          0.701           1.250          1.951         (1.129)         (0.202)
 12/31/94................       10.51          0.592          (0.161)         0.431         (0.593)         (0.116)
 12/31/93................        9.79          0.571           0.912          1.483         (0.570)         (0.193)
 12/31/92................       10.28          0.614          (0.403)         0.211         (0.614)         (0.087)
 11/8/91* to 12/31/91....       10.00          0.110           0.280          0.390         (0.110)             --
---------------------------------------------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO
Year ended
 12/31/96................       10.10          0.559          (0.141)         0.418         (0.568)         (0.070)
 12/31/95................        9.24          0.595           0.863          1.458         (0.594)         (0.004)
 12/31/94................       10.28          0.584          (1.010)        (0.426)        (0.584)         (0.029)
 12/31/93................       10.21          0.551           0.302          0.853         (0.551)         (0.232)
 12/31/92................       10.25          0.577          (0.004)         0.573         (0.577)         (0.036)
 11/12/91* to 12/31/91...       10.00          0.140           0.250          0.390         (0.140)             --
---------------------------------------------------------------------------------------------------------------------

See footnotes on page 64.

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                 RATIOS TO AVERAGE NET
                                        ASSETS                                          NET ASSETS,
    NET ASSET                   -----------------------     PORTFOLIO     AVERAGE         END OF
    VALUE, END      TOTAL                    INVESTMENT     TURNOVER     COMMISSION       PERIOD
    OF PERIOD      RETURN++     EXPENSES     INCOME-NET       RATE         RATE**         (000'S)
----------------------------------------------------------------------------------------------------
      $19.24          19.9%       0.89%(h),(i)    1.87%       65.80%      $ 0.0582      $  278,605
       17.41          37.7        0.92(g)       1.45          80.72                        163,787
       13.75           4.2        1.05          1.15          66.52                         89,105
       13.89          18.6        1.05(d)       1.31          63.92                         47,123
       12.74           5.3        1.05(c)       1.19         174.45                         24,646
       12.34          27.5        1.93          0.84          90.00                         14,821
       11.53          (4.7)       1.77          1.62          70.00                         14,397
       12.34          23.6        1.78          1.71          78.00                         16,239
       10.32          20.4        1.84          1.86         111.00                         12,336
        8.73         (11.7)       1.68+         1.93+         97.00                         10,186
----------------------------------------------------------------------------------------------------
       13.62          15.6        0.91(h),(i)    1.93         38.59         0.0219       1,816,173
       12.50          13.1        0.95(g)       1.82          62.54                      1,299,549
       11.23           0.2        0.94          0.75         106.15                        831,877
       12.32          31.0        0.99          1.13          86.95                        603,642
        9.48          (6.6)       1.05(c)       2.13          60.37                        176,005
       10.30           3.2        1.05+,(b)     2.19+          0.18                          4,967
----------------------------------------------------------------------------------------------------
       10.78           5.5        1.05(h)       5.54         241.85             --          88,430
       10.85          19.4        1.05(f),(g)    5.99        189.97                         45,624
       10.23           4.2        1.05(e)       5.68          65.90                         35,803
       10.51          15.7        1.05(d)       5.50         115.84                         13,546
        9.79           2.0        1.05(c)       6.08         256.20                          8,183
       10.28           3.9        1.05+,(b)     4.82+          6.43                          1,427
----------------------------------------------------------------------------------------------------
        9.88           4.4        0.80(h),(i)    5.77        460.29             --          69,906
       10.10          16.2        0.80(f),(g)    6.07        244.28                         46,083
        9.24          (4.2)       0.80(e)       6.11         120.51                         24,494
       10.28           8.6        0.80(d)       5.22         174.63                         13,562
       10.21           5.7        0.80(e)       5.59         131.38                          8,532
       10.25           3.9        0.80+,(b)     5.50+         10.46                          3,256
----------------------------------------------------------------------------------------------------

                                                       See footnotes on page 64.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

                                               INCOME FROM INVESTMENT OPERATIONS                   LESS:
                                            ----------------------------------------   ------------------------------
                                                          NET REALIZED                 DIVIDENDS FROM
                         NET ASSET VALUE,                AND UNREALIZED   TOTAL FROM   AND IN EXCESS    DISTRIBUTIONS
                            BEGINNING       INVESTMENT    GAIN (LOSS)     INVESTMENT   OF INVESTMENT    FROM REALIZED
         PERIOD             OF PERIOD       INCOME-NET   ON INVESTMENTS   OPERATIONS     INCOME-NET         GAINS
---------------------------------------------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO
Year ended
 12/31/96................      $ 9.52         $0.758        $  0.498       $  1.256       $ (0.766)        $ 0.000
 12/31/95................        9.10          0.748           0.430          1.178         (0.758)             --
 12/31/94................       10.13          0.762          (0.990)        (0.228)        (0.761)         (0.039)
 12/31/93................        9.50          0.644           0.738          1.382         (0.633)         (0.119)
 12/31/92................        9.97          1.049          (0.450)         0.599         (1.049)         (0.020)
 10/1/91* to 12/31/91....       10.00          0.250          (0.030)         0.220         (0.250)             --
---------------------------------------------------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO
Year ended
 12/31/96***.............       15.95          0.105           3.680          3.785         (0.105)         (1.190)
 12/31/95................       14.35          0.126           2.951          3.077         (0.154)         (1.323)
 12/31/94................       15.26          0.070           0.220          0.290         (0.042)         (1.158)
 12/31/93................       12.98          0.019           3.830          3.849         (0.020)         (1.549)
 12/31/92................       10.42          0.019           2.560          2.579         (0.019)             --
 10/30/91* to 12/31/91...       10.00          0.030           0.420          0.450         (0.030)             --
---------------------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO
Year ended
 12/31/96................       10.52          0.079           1.551          1.630         (0.082)         (0.138)
 12/31/95................       10.38          0.139           0.056          0.195             --          (0.055)
 12/31/94................       10.86          0.072          (0.548)        (0.476)            --              --
 12/1/93* to 12/31/93....       10.00          0.004           0.859          0.863         (0.003)             --
---------------------------------------------------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO
Year ended
 12/31/96................        9.24          0.074           2.107          2.181         (0.083)         (0.128)
 12/31/95................        9.86          0.080          (0.660)        (0.580)        (0.040)             --
 7/15/94* to 12/31/94....       10.00          0.010          (0.154)        (0.144)            --              --
---------------------------------------------------------------------------------------------------------------------
LAZARD GLOBAL EQUITY PORTFOLIO
 1/4/96* to 12/31/96.....       10.00          0.085           1.492          1.577         (0.097)          0.000
---------------------------------------------------------------------------------------------------------------------
LAZARD BANTAM VALUE PORTFOLIO
 3/5/96* to 12/31/96.....       10.00          0.218           3.108          3.326         (0.218)         (0.528)
---------------------------------------------------------------------------------------------------------------------

See footnotes on page 64.

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                 RATIOS TO AVERAGE NET
                                        ASSETS                                          NET ASSETS,
    NET ASSET                   -----------------------     PORTFOLIO     AVERAGE         END OF
    VALUE, END      TOTAL                    INVESTMENT     TURNOVER     COMMISSION       PERIOD
    OF PERIOD      RETURN++     EXPENSES     INCOME-NET       RATE         RATE**         (000'S)
----------------------------------------------------------------------------------------------------
      $10.01          13.7%       1.08%(h),(i)    7.88%      188.88%            --       $ 199,083
        9.52          13.6        1.09(g)       8.02         205.33                         78,474
        9.10          (2.3)       1.05(e)       8.03         195.18                         62,328
       10.13          15.6        1.05(d)       6.36         215.60                         34,943
        9.50           6.0        1.05(c)      10.57         122.88                          9,641
        9.97           2.1        1.05+,(b)     9.52+         11.26                          4,256
----------------------------------------------------------------------------------------------------
       18.44          23.9        0.84(h),(i)    0.60         50.58         0.0575         981,405
       15.95          21.5        0.84(g)       0.90          69.68                        646,371
       14.35           2.0        0.85          0.51          70.11                        429,673
       15.26          30.1        0.88          0.16          98.47                        350,952
       12.98          24.8        1.05(c)       0.29         106.91                        168,171
       10.42           4.5        1.05+,(b)     2.47+          5.50                          2,512
----------------------------------------------------------------------------------------------------
       11.93          15.6        1.12          1.67         100.98         0.0150         126,973
       10.52           1.9        1.13(g)       1.56         117.53                        115,534
       10.38          (4.5)       1.05(e)       0.95         112.92                         83,432
       10.86           8.7        1.05+,(d)     1.76+          0.84                         13,522
----------------------------------------------------------------------------------------------------
       11.21          23.6        1.38(h),(i)    1.40         50.87         0.0042         145,328
        9.24          (5.9)       1.30(f),(g)    1.22        102.22                         35,216
        9.86          (1.4)       1.30+,(e)     0.31+         30.68                         17,025
----------------------------------------------------------------------------------------------------
       11.48          15.8        1.05+, h),(i)    1.70+      73.71         0.0422           9,784
----------------------------------------------------------------------------------------------------
       12.58          33.3        1.05+, h),(i)    2.80+     261.60         0.0402          34,549
----------------------------------------------------------------------------------------------------

                                                       See footnotes on page 64.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

  * Commencement of operations.
 ** The average commission rate paid is applicable for Portfolios that invest greater than 10% of average assets in equity security transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after September 1, 1995.
*** Does not include the operations of Special Equity Portfolio from January 1,
    1996 through June 28, 1996 (acquisition date). See Note 8.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated.
(a) Includes $.032 per share of distributions from paid-in capital, none of which is a return of capital for tax purposes.
(b) If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets (and net investment income per share) would have been 10.84%+ ($0.056) for International Equity Portfolio, 20.70%+ ($0.293) for International Fixed-Income Portfolio, 7.80%+ ($.0114) for Bond Portfolio, 6.22%+ ($0.075) for Strategic Yield Portfolio, and 11.05%+ ($0.085) for Small Cap Portfolio.
(c) If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets (and net investment income per share) would have been 1.53% ($0.050) for Equity Portfolio, 1.37% ($0.014) for International Equity Portfolio, 2.80% ($0.176) for International Fixed-Income Portfolio, 3.23% ($0.0251) for Bond Portfolio, 2.99% ($0.192) for Strategic Yield Portfolio, and 1.14%+ ($0.006) for Small Cap Portfolio.
(d) If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets (and net investment income per share) would have been 1.18% ($0.020) for Equity Portfolio, 2.87%+ ($0.010) for International Small Cap Portfolio, 2.08% ($0.119) for International Fixed-Income Portfolio, 1.76% ($0.101) for Bond Portfolio, and 1.63% ($0.058) for Strategic Yield Portfolio.
(e) If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets (and net investment income per share) would have been 1.26% ($0.016) for International Small Cap Portfolio, 1.51% ($0.048) for International Fixed-Income Portfolio, 1.23% ($0.041) for Bond Portfolio, 1.15% ($0.009) for Strategic Yield Portfolio, and 2.31%+ ($0.034) for Emerging Markets Portfolio.
(f) If the Investment Manager and Administrator had not waived certain fees and reimbursed certain expenses and the Portfolios had not paid fees indirectly the ratio of expenses to average net assets (and net investment income per share) would have been 1.25% ($0.678) for International Fixed-Income Portfolio, 0.97% ($0.578) for Bond Portfolio, and 2.00% ($0.034) for Emerging Markets Portfolio.
(g) Includes fees paid indirectly. Excluding fees paid indirectly, the expense ratios would have been 0.92% for Equity Portfolio, 0.95% for International Equity Portfolio, 1.05% for International Fixed-Income Portfolio, 0.80% for Bond Portfolio, 1.08% for Strategic Yield Portfolio, 0.84% for Small Cap Portfolio, 1.13% for International Small Cap Portfolio, and 1.30% for Emerging Markets Portfolio.
(h) If the Investment Manager and Administrator had not waived certain fees and reimbursed certain expenses and the Portfolios had not paid fees indirectly the ratio of expenses to average net assets (and net investment income per share) would have been 0.89% ($0.331) for Equity Portfolio, 0.91% ($0.166) for International Equity Portfolio, 1.21% ($0.523) for International Fixed-Income Portfolio, 0.88% ($0.551) for Bond Portfolio, 1.08% ($0.756) for Strategic Yield Portfolio, 0.84% ($0.105) for Small Cap Portfolio, 1.48% ($0.068) for Emerging Markets Portfolio, 5.06% ($0.115) for Global Equity Portfolio, and 1.91% ($0.151) for Bantam Value Portfolio.
(i) Includes fees paid indirectly. Excluding fees paid indirectly the expense ratio would have been 0.89% for Equity Portfolio, 0.90% for International Equity Portfolio, 0.80% for Bond Portfolio, 1.05% for Strategic Yield Portfolio, 0.84% for Small Cap Portfolio, 1.36% for Emerging Markets Portfolio, 1.05% for Global Equity Portfolio, and 1.05% for Bantam Value Portfolio.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION

The Lazard Funds, Inc. (the "Fund") was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no-load, open-end management investment company. The Fund was originally composed of five portfolios: Lazard International Equity Portfolio ("International Equity Portfolio"), Lazard International Fixed-Income Portfolio ("International Fixed-Income Portfolio"), Lazard Bond Portfolio ("Bond Portfolio"), Lazard Strategic Yield Portfolio ("Strategic Yield Portfolio") and Lazard Small Cap Portfolio ("Small Cap Portfolio").

Effective January 1, 1992, Lazard Equity Fund and Lazard Special Equity Fund, Inc. ("Old Funds") were reorganized as separate portfolios ("New Funds") of the Fund, namely Lazard Equity Portfolio ("Equity Portfolio"), and Lazard Special Equity Portfolio ("Special Equity Portfolio"), respectively. On June 28, 1996, Small Cap Portfolio acquired the net assets of Special Equity Portfolio (see
Note 8). The per share data for Equity Portfolio includes per share data for the Old Funds and New Funds.

Effective November 1, 1993, Lazard International Small Cap Portfolio ("International Small Cap Portfolio") and Lazard Emerging Markets Portfolio ("Emerging Markets Portfolio") were added to the Fund.

Effective December 30, 1995, Lazard Global Equity Portfolio ("Global Equity Portfolio"), Lazard Bantam Value Portfolio ("Bantam Value Portfolio") and Lazard Emerging World Funds Portfolio were added to the Fund. Global Equity Portfolio and Bantam Value Portfolio commenced investment operations on January 4, 1996, and March 5, 1996, respectively.

Effective November 1, 1996, the Fund offers Institutional Shares and Retail Shares of each Portfolio. Institutional Shares and Retail Shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class of shares. The Retail classes commenced operations as follows: International Fixed-Income Portfolio and Emerging Markets Portfolio on January 8, 1997; International Small Cap Portfolio on January 20, 1997; International Equity Portfolio, Strategic Yield Portfolio and Bantam Value Portfolio on January 23, 1997; Small Cap Portfolio and Global Equity Portfolio on January 30, 1997; and Equity Portfolio on February 5, 1997.

Equity Portfolio is operated as "diversified" as defined in the Act. The remaining Portfolios are "non-diversified."

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies:

(a) VALUATION OF INVESTMENTS--The value of securities, other than options listed on national securities exchanges and debt securities maturing in 60 days or less, is determined as of the close of regular trading on the New York Stock Exchange. Options on stocks and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is currently 4:10 p.m. New York time). Debt securities maturing in sixty days or less are valued at amortized cost except where to do so would not reflect accurately their fair value, in which case such securities are valued at fair value as determined in good faith by the Fund's Board of Directors and in accordance with procedures adopted by the Board of Directors. Each security for which the primary market is on a national securities exchange is valued at the last sale price in the principal exchange on which it is traded, or,

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

if no sales are reported on such exchange on that day, at the closing bid price.

Any security held by any Portfolio for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System is valued at the last sale price as quoted by such System or, in the absence of any sale on the valuation date, at the closing bid price. Any other unlisted security for which current over-the-counter market quotations or bids are readily available is valued at its last quoted bid price or, if available, the mean of two such prices.

All other securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Directors and in accordance with procedures adopted by the Board of Directors. The portfolio securities of any of the Portfolios may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Manager to reflect the fair market value of such securities.

(b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the trade date. Realized gains and losses on sales of investments are recorded on a specific identification basis. Dividend income is recorded on the ex-date. Interest income is accrued daily. The Portfolios amortize premiums and discounts on fixed income securities.

(c) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS--International Equity Portfolio, International Fixed-Income Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio and Global Equity Portfolio (the "eligible portfolios") may enter into forward foreign currency exchange contracts ("forward contracts"). To the extent permitted by each eligible portfolio's investment objectives, restrictions and policies, forward contracts may be entered into for risk management purposes. Depending on how such strategies are utilized, the risks associated with their use may vary.

Certain risks may arise upon entering into these forward contracts from the possible movement in foreign exchange rates and the potential inability of counterparties to meet the terms of their agreements. Forward contracts are presented at an amount representing the net increase or decrease in value from the date that the forward contract was entered into, to the financial statement date. Gains and losses on these forward contracts are included in realized or unrealized foreign exchange transactions in the accompanying Statements of Operations.

Risk management includes hedging strategies which serve to reduce an eligible portfolio's exposure to foreign currency fluctuations. Such exposure may exist during the period that a foreign denominated investment is held, or during the period between the trade date and settlement date of an investment which is purchased or sold.

(d) FOREIGN CURRENCY TRANSLATIONS--The books and records of the portfolios are maintained in U.S. dollars. Foreign exchange transactions are translated into U.S. dollars on the following basis:

(i) the foreign currency market value of investment securities, contracts, and other assets and liabilities stated in foreign currencies are translated at the exchange rate at the end of the period; and

(ii) purchases and sales of investment securities, dividends, interest income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

The portfolios do not isolate that portion of the results of operations from changes in

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gain or loss from investments. Foreign exchange gain
(loss) is treated as ordinary income for federal income tax purposes to the extent constituting "Section 988 Transactions" pursuant to the Internal Revenue Code ("IRC"), including, currency gains (losses) related to the sale of debt securities, forward foreign currency exchange contracts, payments of liabilities, and collections of receivables.
(e) FEDERAL INCOME TAXES--The Fund's policy is to qualify each Portfolio as a regulated investment company under the IRC and to distribute all of its taxable income, including any realized net capital gains to shareholders. Therefore, no Federal income tax provision is required.

(f) DIVIDENDS AND DISTRIBUTIONS--The Fund intends to declare dividends from net investment income daily on shares of International Fixed-Income Portfolio, Bond Portfolio and Strategic Yield Portfolio and pay such dividends monthly. Dividends from net investment income on shares of Equity Portfolio will be declared and paid quarterly. Dividends from net investment income on shares of International Equity Portfolio, Small Cap Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Bantam Value Portfolio will be declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carry forwards would be taxable to the Fund if not distributed. The Fund intends to declare and distribute these amounts annually to shareholders; however, to avoid taxation a second distribution may be required.

Income distributions and capital gains distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences which may result in distribution reclassifications are primarily due to differing treatments of foreign currency transactions. Book and tax differences relating to shareholder distributions will result in reclassifications and may affect the allocation between investment income--net, and realized gains--net, and paid in capital.

As a result of these book-tax differences the Portfolios made the following reclassifications to the capital accounts for the period ended December 31, 1996:

                                INCREASE (DECREASE)
                  -----------------------------------------------
                                    UNDISTRIBUTED    ACCUMULATED
                                     INVESTMENT     REALIZED GAIN
                  PAID IN CAPITAL    INCOME-NET      (LOSS)-NET
                  ---------------   -------------   -------------
International
 Equity              $  52,636       $ (9,388,800)   $ 9,336,164
International
 Fixed-Income           37,253         (1,005,298)       968,045
Bond                    37,806            (38,844)         1,038
Strategic Yield         (8,181)           (75,141)        83,322
International
 Small Cap             (62,270)        (1,240,612)     1,302,882
Emerging Markets            --           (428,175)       428,175
Global Equity               --            (16,578)        16,578

(g) ORGANIZATIONAL EXPENSES--Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight line basis over a five-year period from the date of commencement of operations of each Portfolio with the exception of the initial registration costs for Global Equity Portfolio and Bantam Value Portfolio, which are being amortized over a one year period. In the event that any of the initial shares of any of the Portfolios during such period are redeemed, the appropriate Portfolio will be reimbursed by such holder for any unamortized organizational expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

(h) ALLOCATION OF EXPENSES--Expenses not directly chargeable to a specific Portfolio are allocated primarily on the basis of relative net assets.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

(i) FEES PAID INDIRECTLY--Portfolios leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of Operations report gross custody expense, and reflect the amount of such credits as a reduction in total expenses.

(j) ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT MANAGEMENT AGREEMENT AND
   OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment management agreement (the "Management Agreement") with Lazard Freres Asset Management (the "Manager"), a division of Lazard Freres & Co. LLC, on behalf of each Portfolio. Pursuant to the Management Agreement, the Manager will regularly provide the Portfolios with investment research, advice and supervision and furnish continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities. Each of the Portfolios pays the Manager an investment management fee at the annual rate set forth below as a percentage of the average daily value of the net assets of the relevant Portfolio: Equity Portfolio, 0.75%; International Equity Portfolio, 0.75%; International Fixed-Income Portfolio, 0.75%; Bond Portfolio, 0.50%; Strategic Yield Portfolio, 0.75%; Small Cap Portfolio, 0.75%; International Small Cap, 0.75%; Emerging Markets Portfolio, 1.00%; Global Equity Portfolio, 0.75% and Bantam Value Portfolio, 0.75%. The investment management fees are accrued daily and payable monthly.

Under certain state regulations, if the total expenses of any of the Portfolios exceed certain limitations the Fund's Manager is required to reimburse the Portfolio for such excess.

The Manager has agreed to maintain the annualized total operating expenses of International Fixed-Income Portfolio at a level not to exceed 1.05%; Emerging Market Portfolio not to exceed 1.30%; Bond Portfolio not to exceed 0.80%; Global Equity Portfolio not to exceed 1.05% and Bantam Value Portfolio not to exceed 1.05% of the average daily value of net assets of the relevant portfolio until December 31, 1996 or such time as the respective Portfolio reaches total net assets of $100 million.

For the year ended December 31, 1996, the Manager did not impose all or part of its management fee amounting to $100,766 for International Fixed-Income Portfolio, $37,009 for Bond Portfolio, $87,108 for Emerging Markets Portfolio, $39,032 for Global Equity Portfolio and $126,612 for Bantam Value Portfolio. For the same period the Manager reimbursed expenses amounting to $131,697 for Global Equity Portfolio.

Effective June 1, 1995, the Fund has engaged State Street Bank and Trust Company ("State Street") to provide certain administrative services. Each Portfolio will bear the cost of such expenses at the annual rate of $37,500 plus 0.02% of average assets up to average assets of $1 billion and plus 0.01% of average assets over $1 billion. State Street has agreed to waive the $37,500 fee for the Bond, Emerging Markets, Global Equity and Bantam Value Portfolios for one year or until each Portfolio reaches net assets of $50 million.

The Fund has a distribution agreement with Lazard Freres & Co. LLC. As the distributor, Lazard Freres & Co. LLC acts as distributor for shares of each of the Portfolios and

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

bears the cost of printing and mailing prospectuses to potential investors and of any advertising expenses incurred in connection with the distribution of shares.

Certain Directors of the Fund are Managing Directors of the Manager. The Fund pays each director who is not an officer of the Manager or an interested Director, $20,000 per year, plus $1,000 per meeting attended, and reimburses them for travel and out of pocket expenses.

4. SECURITY TRANSACTIONS AND TRANSACTIONS
  WITH AFFILIATES

Purchase and sales of portfolio securities, (excluding short-term securities), for the year ended December 31, 1996 were as follows:

                       PURCHASES         SALES
                     -------------   -------------
Equity               $ 224,178,287   $ 150,566,511
International Equity   882,990,360     574,052,350
International Fixed-
 Income(1)             183,260,901     143,121,105
Bond(2)                304,133,102     275,966,802
Strategic Yield(3)     297,952,202     206,766,941
Small Cap              552,442,521     396,619,876
International Small
 Cap                   111,342,885     113,448,483
Emerging Markets       132,942,831      44,826,102
Global Equity           11,881,674       3,498,178
Bantam Value            78,183,456      50,889,431

(1) Includes purchases and sales of U.S. Government securities of $104,538 and $104,541 respectively.
(2) Includes purchases and sales of U.S. Government securities of $101,870,385 and $111,959,124 respectively.
(3) Includes purchases and sales of U.S. Government securities of $1,327,756 and $2,345,974 respectively.

For the period, Small Cap Portfolio, Global Equity Portfolio, and Bantam Value Portfolio paid brokerage commissions of $4,465, $1,104, and $12,195, respectively, to Lazard Freres & Co. LLC for portfolio transactions executed on behalf of the Portfolios.

5. FEDERAL INCOME TAXES

For Federal income tax purposes capital loss carryforwards (exclusive of certain capital losses incurred after October 31) of $383,193 and $388,093 are available to the extent provided by regulations to offset future realized capital gains of Strategic Yield Portfolio and Bond Portfolio, respectively. These losses expire in 2003 for Strategic Yield Portfolio and 2004 for Bond Portfolio.

Additionally, certain capital and currency losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. During the year ended December 31, 1996, International Fixed-Income Portfolio, International Small Cap Portfolio, and Global Equity Portfolio elected to defer net capital and currency losses of $477,781, $25,995, and $9,189, respectively.

6. PRIVATE PLACEMENTS

At December 31, 1996, Small Cap Portfolio held the following securities which were private placements and therefore restricted as to resale, and represented 0.05% (at value) of the net assets of the Portfolio:

                            ACQUISITION
         SECURITY              DATE        VALUE
--------------------------  -----------   --------
Interactive Light Holdings
 Inc. 8.00%, 1/25/99           2/4/94     $500,000
Verbex Voice Systems, Inc.
 Series F Preferred
 (conv.)                      7/12/93            0
Verbex Voice Systems, Inc.     6/7/94            0
Verbex Voice Systems, Inc.
 10.00%, 6/30/97              3/17/95            0
                                         ---------
                                          $500,000
                                         =========

Verbex Voice Systems Inc. and Interactive Light Holdings Inc. are valued as determined in good faith by the Fund's Board of Directors and in accordance with the procedures adopted by the Board of Directors. Small Cap Portfolio will bear any cost, including those involved in registration

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

under the Securities Act of 1933, in connection with the disposition of such securities.

7. LINE OF CREDIT

The Fund has entered into a $50 million Line of Credit Agreement (the "Agreement") with State Street Bank and Trust Company effective April 24, 1996, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the bank's Cost of Funds plus 0.75%, on an annualized basis. Under this Agreement, the Fund has agreed to pay a 0.125% per annum fee on the unused portion of the commitment, payable quarterly in arrears. At December 31, 1996, the Fund had no borrowings under this Agreement.

8. REORGANIZATION

On June 28, 1996, Lazard Special Equity Portfolio transferred its net assets to Small Cap Portfolio in exchange for Small Cap Portfolio shares having an aggregate net asset value equal to the value of the net assets of Special Equity Portfolio acquired, pursuant to a plan of reorganization approved by Special Equity Portfolio's shareholders on June 21, 1996. The total shares issued by Small Cap Portfolio were 1,717,733, and, prior to the acquisition, the total net assets of Special Equity Portfolio and Small Cap Portfolio were $30,392,878 and $848,629,559, respectively. The total net assets of Small Cap Portfolio after the acquisition were $879,022,437.

The following is financial information for Special Equity Portfolio for the period January 1, 1996 through June 28, 1996 (acquisition date):

Investment income:
 Dividends                        $     431,270
 Interest                                86,177
                                   ------------
Total investment income                 517,447
                                   ------------
Expenses:
 Management fees*                       269,813
 Administration fees*                    22,348
 Custodian fees                          21,854
 Professional services                   30,465
 Registration fees                        8,543
 Shareholder services                    34,412
 Directors' fees and expenses             6,983
 Shareholders' reports                    1,526
 Other                                   14,800
Management fees waived and
 expenses reimbursed*                  (139,117)
Fees paid indirectly                     (1,849)
                                   ------------
Total expenses                          269,778
                                   ------------
Net investment income                   247,669
                                   ------------
Net realized gain on investments      2,288,120
Net unrealized depreciation          (1,780,657)
                                   ------------
Net realized and unrealized gain
 on investments                         507,463
                                   ------------
Net increase in net assets
 resulting from operations        $     755,132
                                   ============
Net increase in net assets
 resulting from operations        $     755,132
Distributions to shareholders:
 From net investment income            (247,669)
 From net realized gains             (4,548,049)
Capital stock redemptions in
 excess of sales and
 reinvestment of distributions      (12,586,739)
                                   ------------
Total decrease in net assets        (16,627,325)
Net assets at beginning of
 period                              47,020,203
                                   ------------
Net assets at end of period          30,392,878
                                   ------------
Net assets transferred to Small
 Cap Portfolio                      (30,392,878)
                                   ------------
Ending net assets                 $           0
                                   ------------

* For the period indicated, the Manager did not impose part of its management fee amounting to $116,769 and reimbursed $22,348 for Administration fees.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Board of Directors and Shareholders
The Lazard Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of The Lazard Funds, Inc. (comprised of Lazard Equity Portfolio, Lazard International Equity Portfolio, Lazard International Fixed-Income Portfolio, Lazard Bond Portfolio, Lazard Strategic Yield Portfolio, Lazard Small Cap Portfolio, Lazard International Small Cap Portfolio, Lazard Emerging Markets Portfolio, Lazard Global Equity Portfolio and Lazard Bantam Value Portfolio) as of December 31, 1996 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, except as noted below. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods through December 31, 1991 of Lazard Equity Portfolio were audited by other auditors whose report dated February 5, 1992 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us, as stated above, present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Lazard Funds, Inc. as of December 31, 1996, the results of their operations for the year then ended and changes in their net assets for each of the two years in the period then ended and the financial highlights for the periods presented in conformity with generally accepted accounting principles.

                                                      ANCHIN, BLOCK & ANCHIN LLP

New York, New York
January 28, 1997

                       This page left blank intentionally

THE LAZARD FUNDS, INC.
30 Rockefeller Plaza
New York, New York 10020

TELEPHONE
(800) 823-6300

INVESTMENT MANAGER
Lazard Freres Asset Management
30 Rockefeller Plaza
New York, New York 10020
Telephone: (212) 632-6400

DISTRIBUTOR
Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10020

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, Massachusetts 02171
Telephone: 1-800-986-3455

INDEPENDENT PUBLIC ACCOUNTANTS
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018

LEGAL COUNSEL
Stroock & Stroock & Lavan
7 Hanover Square
New York, New York 10004

                                 Lazard Funds
                             30 Rockefeller Plaza
                                 58th Floor
                              New York, NY 10020
                            Telephone 800-823-6300
















This report is for the information of the stockholders of the The Lazard Funds, Inc. Its use in connection with any offering of the Fund's shares is authorized only in the case of a concurrent of prior delivery of the Fund's current prospectus.